UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: October 31, 2019

*

This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

October 31, 2019

MFS® Corporate Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MFB-SEM

MFS® Corporate Bond Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S. and China have repeatedly raised tariffs on each other, though preliminary steps toward an interim trade agreement have been undertaken, modestly easing tensions in recent months. While British Prime Minister Boris Johnson has negotiated a reworked withdrawal agreement with the European Union, Parliament has not yet approved the deal, leading the EU to grant the United Kingdom a Brexit delay until no later than January 31, 2020. Uncertainty over Brexit, along with the ripple effects from the trade conflict, have hampered business confidence and investment in the U.K. and Europe, though investors hope that greater clarity regarding the Brexit outcome will emerge after a British parliamentary election in December.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October. Similarly, the European Central Bank loosened policy in September. While the monetary policy environment remains quite accommodative, tentative signs of easing trade tensions and receding global recession fears have helped push global interest rates modestly higher from the record-low levels posted late in the summer as investors grew less risk averse.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to responsible allocation of capital allow us to wade through the noise to uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline with the purpose of creating sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

December 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	81.0%
High Yield Corporates	8.2%
U.S. Treasury Securities	6.4%
Emerging Markets Bonds	0.9%
Municipal Bonds	0.8%
Mortgage-Backed Securities (o)	0.0%
Commercial Mortgage-Backed Securities (o)	0.0%
Asset-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	0.8%
AA	3.1%
A	21.8%
BBB	56.4%
BB	8.4%
B	0.5%
CCC (o)	0.0%
D (o)	0.0%
U.S. Government	6.3%
Federal Agencies (o)	0.0%
Cash & Cash Equivalents	2.7%
Other (o)	(0.0)%

Portfolio facts (i)
Average Duration (d)	7.5
Average Effective Maturity (m)	10.6 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2019 through October 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019 through October 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period (p) 5/01/19-10/31/19
A	Actual	0.77%	$1,000.00	$1,074.54	$4.02
	Hypothetical (h)	0.77%	$1,000.00	$1,021.27	$3.91
B	Actual	1.52%	$1,000.00	$1,070.73	$7.91
	Hypothetical (h)	1.52%	$1,000.00	$1,017.50	$7.71
C	Actual	1.52%	$1,000.00	$1,070.77	$7.91
	Hypothetical (h)	1.52%	$1,000.00	$1,017.50	$7.71
I	Actual	0.52%	$1,000.00	$1,075.90	$2.71
	Hypothetical (h)	0.52%	$1,000.00	$1,022.52	$2.64
R1	Actual	1.52%	$1,000.00	$1,070.73	$7.91
	Hypothetical (h)	1.52%	$1,000.00	$1,017.50	$7.71
R2	Actual	1.02%	$1,000.00	$1,073.96	$5.32
	Hypothetical (h)	1.02%	$1,000.00	$1,020.01	$5.18
R3	Actual	0.77%	$1,000.00	$1,074.54	$4.02
	Hypothetical (h)	0.77%	$1,000.00	$1,021.27	$3.91
R4	Actual	0.52%	$1,000.00	$1,076.59	$2.71
	Hypothetical (h)	0.52%	$1,000.00	$1,022.52	$2.64
R6	Actual	0.42%	$1,000.00	$1,076.40	$2.19
	Hypothetical (h)	0.42%	$1,000.00	$1,023.03	$2.14

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.4%

Issuer	Shares/Par	Value ($)
Aerospace - 2.7%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$11,950,000	$12,488,945
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)	21,957,000	23,187,528
Lockheed Martin Corp., 3.55%, 1/15/2026	7,857,000	8,486,374
Northrop Grumman Corp., 2.55%, 10/15/2022	31,622,000	32,124,667
Northrop Grumman Corp., 2.93%, 1/15/2025	27,106,000	28,026,866
TransDigm, Inc., 6.25%, 3/15/2026 (n)	20,921,000	22,411,621

		$126,726,001
Apparel Manufacturers - 0.4%
Tapestry, Inc., 4.125%, 7/15/2027	$17,406,000	$17,731,009

Asset-Backed & Securitized - 0.0%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.64% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	$750,485	$749,272
Greenwich Capital Commercial Funding Corp., 5.637%, 7/10/2038	329,431	331,263
JPMorgan Chase Commercial Mortgage Securities Corp., 5.737%, 7/15/2042 (n)(q)	1,240,046	844,509
Lehman Brothers Commercial Conduit Mortgage Trust, 0.949%, 2/18/2030 (i)	147,679	1

		$1,925,045
Automotive - 2.4%
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	$13,645,000	$14,702,488
General Motors Co., 6.25%, 10/02/2043	10,919,000	12,199,796
General Motors Financial Co., Inc., 4%, 10/06/2026	10,385,000	10,604,151
General Motors Financial Co., Inc., 4.35%, 1/17/2027	6,485,000	6,691,601
Lear Corp., 5.25%, 1/15/2025	15,224,000	15,697,671
Lear Corp., 3.8%, 9/15/2027	36,241,000	36,704,106
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	16,628,000	17,413,804

		$114,013,617
Broadcasting - 0.6%
Discovery, Inc., 4.125%, 5/15/2029	$7,075,000	$7,528,753
Fox Corp., 4.03%, 1/25/2024 (n)	5,337,000	5,703,538
Fox Corp., 5.476%, 1/25/2039 (n)	13,338,000	16,402,274

		$29,634,565
Brokerage & Asset Managers - 2.4%
Charles Schwab Corp., 3.85%, 5/21/2025	$22,971,000	$24,928,678
E*TRADE Financial Corp., 2.95%, 8/24/2022	10,906,000	11,110,496

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brokerage & Asset Managers - continued
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	$19,865,000	$20,071,834
Intercontinental Exchange, Inc., 4%, 10/15/2023	14,230,000	15,207,217
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	8,952,000	9,727,315
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	16,712,000	17,610,996
TD Ameritrade Holding Corp., 2.75%, 10/01/2029	12,545,000	12,598,329

		$111,254,865
Building - 2.1%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$16,362,000	$17,813,115
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	7,431,000	8,009,494
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	8,095,000	8,380,815
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	14,186,000	14,831,738
Masco Corp., 4.45%, 4/01/2025	3,390,000	3,688,876
Masco Corp., 4.375%, 4/01/2026	11,202,000	12,157,749
Masco Corp., 4.5%, 5/15/2047	12,265,000	12,541,612
Vulcan Materials Co., 4.5%, 6/15/2047	19,500,000	21,280,385

		$98,703,784
Business Services - 2.0%
Equinix, Inc., 5.75%, 1/01/2025	$13,055,000	$13,495,998
Equinix, Inc., 5.375%, 5/15/2027	4,197,000	4,553,745
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	2,389,000	2,494,382
Fidelity National Information Services, Inc., 3%, 8/15/2026	13,572,000	14,029,246
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	6,787,000	7,732,434
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	14,440,000	17,288,279
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	15,279,307
MSCI, Inc., 4.75%, 8/01/2026 (n)	5,205,000	5,451,977
MSCI, Inc., 5.375%, 5/15/2027 (n)	15,000,000	16,012,500

		$96,337,868
Cable TV - 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$19,932,000	$24,506,020
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	31,440,000	34,540,528
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	11,693,000	12,350,131
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	3,670,000	4,007,872
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	19,940,000	21,036,700
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	9,137,000	9,605,271
Time Warner Cable, Inc., 4.5%, 9/15/2042	7,034,000	7,039,860
Videotron Ltd., 5%, 7/15/2022	13,220,000	13,914,050

		$127,000,432

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - 0.7%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)	$11,552,000	$11,585,058
LyondellBasell Industries N.V., 6%, 11/15/2021	9,720,000	10,376,173
Sherwin-Williams Co., 4.5%, 6/01/2047	11,884,000	13,330,122

		$35,291,353
Computer Software - 2.1%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$27,891,000	$30,261,475
Microsoft Corp., 3.45%, 8/08/2036	20,000,000	21,952,373
Microsoft Corp., 4.1%, 2/06/2037	13,500,000	15,984,871
VeriSign, Inc., 4.625%, 5/01/2023	7,628,000	7,761,490
VeriSign, Inc., 4.75%, 7/15/2027	22,901,000	24,189,181

		$100,149,390
Computer Software - Systems - 2.0%
Apple, Inc., 2.05%, 9/11/2026	$31,675,000	$31,554,427
Apple, Inc., 3.2%, 5/11/2027	31,231,000	33,252,932
Apple, Inc., 4.5%, 2/23/2036	10,000,000	12,162,535
Apple, Inc., 3.85%, 8/04/2046	8,346,000	9,413,577
Apple, Inc., 4.25%, 2/09/2047	4,778,000	5,724,312

		$92,107,783
Conglomerates - 1.2%
Roper Technologies, Inc., 4.2%, 9/15/2028	$12,199,000	$13,509,634
Roper Technologies, Inc. , 2.95%, 9/15/2029	9,027,000	9,146,666
United Technologies Corp., 4.125%, 11/16/2028	9,190,000	10,428,189
Wabtec Corp., 4.95%, 9/15/2028	16,536,000	18,250,948
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	6,283,000	6,704,250

		$58,039,687
Consumer Products - 0.4%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	$16,079,000	$16,617,574

Consumer Services - 2.4%
Booking Holdings, Inc., 3.65%, 3/15/2025	$6,166,000	$6,609,145
Booking Holdings, Inc., 3.6%, 6/01/2026	18,768,000	20,319,315
Booking Holdings, Inc., 3.55%, 3/15/2028	19,096,000	20,571,118
IHS Markit Ltd., 3.625%, 5/01/2024	5,742,000	6,003,204
IHS Markit Ltd., 4%, 3/01/2026 (n)	6,085,000	6,414,929
IHS Markit Ltd., 4.25%, 5/01/2029	8,611,000	9,275,855
Service Corp. International, 5.125%, 6/01/2029	18,430,000	19,627,950
Visa, Inc., 4.15%, 12/14/2035	12,578,000	15,136,177
Visa, Inc., 3.65%, 9/15/2047	9,718,000	10,947,705

		$114,905,398

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - 0.7%
Ball Corp., 4%, 11/15/2023	$11,867,000	$12,341,680
Ball Corp., 5.25%, 7/01/2025	19,221,000	21,383,363

		$33,725,043
Electrical Equipment - 0.8%
Arrow Electronics, Inc., 3.25%, 9/08/2024	$16,437,000	$16,742,921
Arrow Electronics, Inc., 3.875%, 1/12/2028	17,987,000	18,595,786

		$35,338,707
Electronics - 2.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$51,503,000	$52,007,586
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	11,864,000	11,601,923
Broadcom, Inc., 4.25%, 4/15/2026 (n)	23,498,000	24,530,697
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	26,143,000	26,322,733
Texas Instruments, Inc., 2.25%, 9/04/2029	10,428,000	10,291,074
Tyco Electronics Group S.A., 3.5%, 2/03/2022	11,088,000	11,420,333

		$136,174,346
Emerging Market Quasi-Sovereign - 0.7%
Petrobras Global Finance B.V. (Federative Republic of Brazil), 6.9%, 3/19/2049	$27,102,000	$31,500,655

Energy - Integrated - 1.0%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$14,052,000	$15,988,077
Eni S.p.A., 4.25%, 5/09/2029 (n)	12,206,000	13,409,713
Shell International Finance B.V., 3.75%, 9/12/2046	16,673,000	18,571,282

		$47,969,072
Entertainment - 0.5%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$22,622,000	$23,429,031

Financial Institutions - 1.5%
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	$11,687,000	$12,718,706
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	29,033,000	29,917,796
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	11,590,000	12,261,525
International Lease Finance Corp., 5.875%, 8/15/2022	13,000,000	14,251,951

		$69,149,978
Food & Beverages - 4.0%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/2025	$8,888,000	$9,716,919
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	8,822,000	9,854,458
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	10,639,000	14,049,947

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Constellation Brands, Inc., 3.2%, 2/15/2023	$17,602,000	$18,123,799
Constellation Brands, Inc., 4.25%, 5/01/2023	37,599,000	40,258,402
Danone S.A., 2.077%, 11/02/2021 (n)	11,063,000	11,064,482
Danone S.A., 2.589%, 11/02/2023 (n)	23,885,000	24,299,860
Diageo Capital PLC, 2.375%, 10/24/2029	21,271,000	21,195,433
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	17,787,000	19,565,878
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	13,224,000	14,712,097
Tyson Foods, Inc., 4.5%, 6/15/2022	6,026,000	6,381,127

		$189,222,402
Forest & Paper Products - 0.1%
International Paper Co., 6%, 11/15/2041	$3,640,000	$4,495,818

Gaming & Lodging - 2.3%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$24,600,000	$27,846,462
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	5,895,000	6,517,453
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030 (n)	17,700,000	18,806,250
Las Vegas Sands Corp., 3.9%, 8/08/2029	16,926,000	17,414,012
Marriott International, Inc., 4%, 4/15/2028	33,912,000	36,586,124

		$107,170,301
Insurance - 0.5%
American International Group, Inc., 3.875%, 1/15/2035	$4,195,000	$4,417,178
American International Group, Inc., 4.7%, 7/10/2035	7,821,000	8,978,645
American International Group, Inc., 4.5%, 7/16/2044	10,351,000	11,591,789

		$24,987,612
Insurance - Health - 0.6%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$18,120,000	$21,948,841
UnitedHealth Group, Inc., 3.5%, 8/15/2039	6,918,000	7,231,125

		$29,179,966
Insurance - Property & Casualty - 2.5%
Aon Corp., 3.75%, 5/02/2029	$25,796,000	$27,869,300
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	6,920,000	7,127,916
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	8,035,000	8,264,591
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	17,407,000	17,776,526
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (z)	5,333,000	5,509,750
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	8,500,000	8,822,607
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	7,119,902
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	13,978,000	16,963,054
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	6,467,000	7,488,255
Willis North America, Inc., 2.95%, 9/15/2029	10,826,000	10,772,633

		$117,714,534

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Machinery & Tools - 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$9,230,000	$9,848,270
CNH Industrial Capital LLC, 3.85%, 11/15/2027	16,974,000	17,682,471

		$27,530,741
Major Banks - 14.9%
Bank of America Corp., 2.738%, 1/23/2022	$45,281,000	$45,634,134
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	17,201,000	17,559,807
Bank of America Corp., 3.004%, 12/20/2023	1,782,000	1,822,859
Bank of America Corp., 4.125%, 1/22/2024	14,866,000	15,982,798
Bank of America Corp., 4.45%, 3/03/2026	4,537,000	4,954,495
Bank of America Corp., 3.5%, 4/19/2026	19,080,000	20,288,097
Bank of America Corp., 4.183%, 11/25/2027	25,000,000	27,041,622
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	15,825,000	16,564,241
Bank of America Corp., 3.97% to 3/5/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	7,314,000	7,962,630
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	18,007,000	19,929,878
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	22,420,000	24,649,669
Bank of New York Mellon Corp., 2.95%, 1/29/2023	52,612,000	54,299,688
HSBC Holdings PLC, 4.375%, 11/23/2026	10,488,000	11,332,963
JPMorgan Chase & Co., 2.295%, 8/15/2021	15,000,000	15,024,959
JPMorgan Chase & Co., 4.5%, 1/24/2022	26,589,000	28,011,754
JPMorgan Chase & Co., 3.25%, 9/23/2022	30,989,000	32,064,351
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	9,417,842
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	35,000,000	37,646,178
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	20,021,203
JPMorgan Chase & Co., 3.964%, 11/15/2048	12,400,000	13,876,578
JPMorgan Chase & Co., 3.897%, 1/23/2049	20,011,000	22,207,541
JPMorgan Chase & Co., 6.75%, 12/31/2049	15,247,000	17,011,535
Morgan Stanley, 2.5%, 4/21/2021	5,620,000	5,660,876
Morgan Stanley, 5.5%, 7/28/2021	5,652,000	5,979,954
Morgan Stanley, 2.625%, 11/17/2021	32,200,000	32,565,465
Morgan Stanley, 3.125%, 1/23/2023	22,096,000	22,735,185
Morgan Stanley, 4.431%, 1/23/2030	8,224,000	9,236,259
PNC Bank N.A., 2.7%, 10/22/2029	14,140,000	14,190,966
Royal Bank of Canada, 2.55%, 7/16/2024	57,450,000	58,334,841
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	33,791,000	34,694,263
Wachovia Corp., 6.605%, 10/01/2025	7,936,000	9,531,022
Wells Fargo & Co., 3.75%, 1/24/2024	19,565,000	20,703,073
Wells Fargo & Co., 2.879%, 10/30/2030	21,990,000	22,060,179

		$698,996,905

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - 3.8%
Alcon, Inc., 3.8%, 9/23/2049 (n)	$5,170,000	$5,378,356
Becton, Dickinson and Co., 3.734%, 12/15/2024	1,460,000	1,560,018
Becton, Dickinson and Co., 4.685%, 12/15/2044	7,796,000	9,177,910
Becton, Dickinson and Co., 4.669%, 6/06/2047	26,561,000	31,946,451
Cigna Corp., 4.125%, 11/15/2025	17,420,000	18,867,067
HCA, Inc., 4.75%, 5/01/2023	7,090,000	7,589,066
HCA, Inc., 5.25%, 6/15/2026	8,407,000	9,407,674
HCA, Inc., 5.875%, 2/01/2029	13,893,000	15,751,189
HCA, Inc., 5.125%, 6/15/2039	3,223,000	3,539,747
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	16,800,000	17,808,000
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	16,049,000	16,728,532
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	4,792,000	5,057,812
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	8,278,000	9,237,370
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	9,452,000	9,754,421
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	15,113,567

		$176,917,180
Medical Equipment - 2.3%
Abbott Laboratories, 2.9%, 11/30/2021	$30,627,000	$31,245,016
Abbott Laboratories, 4.75%, 11/30/2036	21,877,000	26,888,161
Boston Scientific Corp., 3.75%, 3/01/2026	10,442,000	11,266,639
Teleflex, Inc., 4.625%, 11/15/2027	2,045,000	2,142,138
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	20,267,000	21,435,962
Zimmer Biomet Holdings, Inc., FLR, 2.914% (LIBOR - 3mo. + 0.75%), 3/19/2021	13,874,000	13,875,166

		$106,853,082
Metals & Mining - 1.1%
Glencore Funding LLC, 3%, 10/27/2022 (n)	$2,911,000	$2,939,091
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	11,974,000	12,536,924
Steel Dynamics, Inc., 5%, 12/15/2026	21,989,000	23,422,683
Vale Overseas Ltd., 6.875%, 11/21/2036	8,894,000	11,313,168

		$50,211,866
Midstream - 3.4%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$5,512,661
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	14,354,134
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	6,387,000	6,506,756
Enterprise Products Operating LLC, 4.2%, 1/31/2050	14,055,000	14,863,344
MPLX LP, 4.5%, 4/15/2038	12,937,000	13,219,409
ONEOK, Inc., 4.95%, 7/13/2047	38,103,000	41,257,965
Plains All American Pipeline, 3.55%, 12/15/2029	14,640,000	13,997,218
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	10,865,000	11,820,589
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	13,222,000	15,182,183

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	$7,084,000	$7,781,085
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	14,194,660

		$158,690,004
Mortgage-Backed - 0.0%
Freddie Mac, 3.244%, 8/25/2027	$1,276,000	$1,375,184

Municipals - 0.8%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	$29,000,000	$36,936,430

Natural Gas - Distribution - 2.1%
NiSource Finance Corp., 3.85%, 2/15/2023	$10,894,000	$11,353,397
NiSource Finance Corp., 4.8%, 2/15/2044	4,239,000	4,975,045
NiSource, Inc., 2.95%, 9/01/2029	27,307,000	27,568,705
NiSource, Inc., 5.65%, 2/01/2045	8,731,000	11,307,327
Sempra Energy, 3.25%, 6/15/2027	42,879,000	43,749,263

		$98,953,737
Network & Telecom - 1.1%
AT&T, Inc., 3.8%, 3/01/2024	$15,387,000	$16,270,729
AT&T, Inc., 4.5%, 5/15/2035	13,000,000	14,340,876
AT&T, Inc., 5.35%, 12/15/2043	4,056,000	4,847,777
AT&T, Inc., 5.15%, 11/15/2046	4,012,000	4,665,561
AT&T, Inc., 5.65%, 2/15/2047	10,728,000	13,279,143

		$53,404,086
Oils - 1.4%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$16,090,000	$17,655,197
Marathon Petroleum Corp., 4.5%, 4/01/2048	8,860,000	9,470,612
Valero Energy Corp., 3.4%, 9/15/2026	20,305,000	21,054,084
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	19,332,161

		$67,512,054
Other Banks & Diversified Financials - 1.7%
Capital One Financial Corp., 3.75%, 4/24/2024	$5,016,000	$5,300,609
Capital One Financial Corp., 3.3%, 10/30/2024	36,018,000	37,499,723
Citigroup, Inc., 2.976%, 11/05/2030	22,950,000	23,143,391
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	6,746,000	7,237,970
Macquarie Bank Ltd. of London, 6.125% to 9/12/2025, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,524,000	4,637,100

		$77,818,793

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - 0.7%
Elanco Animal Health, Inc., 4.9%, 8/28/2028	$30,037,000	$32,658,015

Pollution Control - 1.0%
Republic Services, Inc., 5.25%, 11/15/2021	$6,200,000	$6,604,242
Republic Services, Inc., 2.5%, 8/15/2024	13,800,000	14,030,059
Republic Services, Inc., 3.95%, 5/15/2028	22,233,000	24,721,509

		$45,355,810
Precious Metals & Minerals - 0.3%
Teck Resources Ltd., 6.25%, 7/15/2041	$13,526,000	$15,073,156

Railroad & Shipping - 0.5%
Canadian Pacific Railway Co., 4.5%, 1/15/2022	$4,058,000	$4,256,338
CSX Corp., 2.4%, 2/15/2030	18,044,000	17,696,569

		$21,952,907
Retailers - 1.4%
Best Buy Co., Inc., 5.5%, 3/15/2021	$17,673,000	$18,314,912
Dollar General Corp., 4.15%, 11/01/2025	5,508,000	6,006,163
Dollar Tree, Inc., 4%, 5/15/2025	15,955,000	17,156,155
Dollar Tree, Inc., 4.2%, 5/15/2028	7,633,000	8,291,217
Home Depot, Inc., 3%, 4/01/2026	7,218,000	7,605,490
Home Depot, Inc., 4.875%, 2/15/2044	8,313,000	10,650,255

		$68,024,192
Specialty Chemicals - 0.1%
Ecolab, Inc., 4.35%, 12/08/2021	$3,263,000	$3,429,096

Telecommunications - Wireless - 3.2%
American Tower Corp., REIT, 4.7%, 3/15/2022	$7,973,000	$8,443,370
American Tower Corp., REIT, 3.5%, 1/31/2023	3,999,000	4,159,350
American Tower Corp., REIT, 3%, 6/15/2023	19,876,000	20,416,052
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	13,088,915
American Tower Corp., REIT, 3.6%, 1/15/2028	21,944,000	23,078,895
American Tower Corp., REIT, 3.8%, 8/15/2029	10,621,000	11,354,199
Crown Castle International Corp., 5.25%, 1/15/2023	4,570,000	4,991,738
Crown Castle International Corp., 3.15%, 7/15/2023	16,889,000	17,309,092
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	16,971,216
Crown Castle International Corp., 4%, 3/01/2027	9,286,000	10,048,722
Crown Castle International Corp., 3.65%, 9/01/2027	8,862,000	9,414,604
T-Mobile USA, Inc., 4.75%, 2/01/2028	9,336,000	9,837,810

		$149,113,963

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - 0.2%
Reynolds American, Inc., 3.25%, 6/12/2020	$1,586,000	$1,596,682
Reynolds American, Inc., 4%, 6/12/2022	5,408,000	5,638,068

		$7,234,750
Transportation - Services - 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$4,480,000	$6,351,056

U.S. Treasury Obligations - 6.3%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$76,847,000	$95,380,336
U.S. Treasury Bonds, 3%, 2/15/2048	171,341,600	201,078,738

		$296,459,074
Utilities - Electric Power - 7.2%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$5,432,000	$6,487,815
Duke Energy Corp., 3.75%, 9/01/2046	11,123,000	11,513,271
Duke Energy Corp., 4.2%, 6/15/2049	27,233,000	30,331,227
Duke Energy Progress LLC, 3.45%, 3/15/2029	11,143,000	12,114,448
EDP Finance B.V., 3.625%, 7/15/2024 (n)	10,744,000	11,105,998
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	34,129,000	34,449,760
Enel Finance International N.V., 2.65%, 9/10/2024	35,433,000	35,595,330
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	8,585,000	8,963,044
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	9,461,000	10,752,214
Evergy, Inc., 2.9%, 9/15/2029	30,865,000	31,035,795
Eversource Energy, 2.9%, 10/01/2024	18,060,000	18,559,149
Exelon Corp., 3.497%, 6/01/2022	17,819,000	18,336,642
FirstEnergy Corp., 3.9%, 7/15/2027	9,834,000	10,583,311
NextEra Energy Capital Holdings, Inc., 3.15%, 4/01/2024	11,886,000	12,354,209
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027	20,319,000	21,646,350
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	12,862,000	13,119,240
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	6,958,000	7,147,258
PPL Capital Funding, Inc., 5%, 3/15/2044	3,193,000	3,761,192
Public Service Enterprise Group, 2%, 11/15/2021	20,489,000	20,474,736
Southern Co., 2.95%, 7/01/2023	6,880,000	7,048,118
Virginia Electric & Power Co., 2.875%, 7/15/2029	11,354,000	11,701,217

		$337,080,324
Total Bonds (Identified Cost, $4,235,900,685)		$4,528,428,241

Investment Companies (h) - 3.1%
Money Market Funds - 3.1%
MFS Institutional Money Market Portfolio, 1.89% (v) (Identified Cost, $144,679,996)	144,683,611	$144,698,079

Other Assets, Less Liabilities - 0.5%		25,215,579
Net Assets - 100.0%		$4,698,341,899

15

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $144,698,079 and $4,528,428,241, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $601,583,238, representing 12.8% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.64% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/2006	$750,485	$749,272
Liberty Mutual Group, Inc., 3.951%, 10/15/2050	9/30/2019	5,324,426	5,509,750
Total Restricted Securities			$6,259,022
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Derivative Contracts at 10/31/19

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	2,850	$371,346,094	December - 2019	$4,462,219
U.S. Treasury Ultra Note 10 yr	Short	USD	1,100	156,320,311	December - 2019	2,957,372

						$7,419,591

16

Portfolio of Investments (unaudited) – continued

Futures Contracts - continued

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives

Interest Rate Futures
U.S. Treasury Bond	Long	USD	1,400	$225,925,000	December - 2019	$(6,319,422)
U.S. Treasury Note 2 yr	Long	USD	1,400	301,842,187	December - 2019	(551,846)

						$(6,871,268)

At October 31, 2019, the fund had liquid securities with an aggregate value of $2,759,121 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $4,235,900,685)	$4,528,428,241
Investments in affiliated issuers, at value (identified cost, $144,679,996)	144,698,079
Receivables for
Fund shares sold	15,312,087
Interest and dividends	43,475,600
Other assets	3,980
Total assets	$4,731,917,987

Liabilities
Payable to custodian	$592,132
Payables for
Distributions	749,127
Net daily variation margin on open futures contracts	676,563
Investments purchased	22,950,000
Fund shares reacquired	6,970,367
Payable to affiliates
Investment adviser	94,899
Administrative services fee	2,945
Shareholder servicing costs	1,356,333
Distribution and service fees	38,628
Payable for independent Trustees’ compensation	4,178
Accrued expenses and other liabilities	140,916
Total liabilities	$33,576,088
Net assets	$4,698,341,899

Net assets consist of
Paid-in capital	$4,447,875,531
Total distributable earnings (loss)	250,466,368
Net assets	$4,698,341,899
Shares of beneficial interest outstanding	318,859,572

18

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,870,440,759	126,864,602	$14.74
Class B	30,258,887	2,056,654	14.71
Class C	145,715,258	9,914,415	14.70
Class I	1,185,841,670	80,504,869	14.73
Class R1	7,034,563	478,281	14.71
Class R2	36,601,645	2,482,270	14.75
Class R3	169,333,500	11,485,065	14.74
Class R4	76,855,305	5,211,373	14.75
Class R6	1,176,260,312	79,862,043	14.73

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.39 [100 / 95.75 x $14.74]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$82,199,836
Dividends from affiliated issuers	1,034,354
Other	89,918
Total investment income	$83,324,108
Expenses
Management fee	$8,560,160
Distribution and service fees	3,460,309
Shareholder servicing costs	1,804,647
Administrative services fee	286,503
Independent Trustees’ compensation	24,535
Custodian fee	90,856
Shareholder communications	297,133
Audit and tax fees	38,152
Legal fees	18,785
Miscellaneous	170,625
Total expenses	$14,751,705
Fees paid indirectly	(5,491)
Reduction of expenses by investment adviser and distributor	(239,632)
Net expenses	$14,506,582
Net investment income (loss)	$68,817,526

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$27,277,965
Affiliated issuers	(4,357)
Futures contracts	(2,655,595)
Net realized gain (loss)	$24,618,013
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$225,535,719
Affiliated issuers	11,706
Futures contracts	548,323
Net unrealized gain (loss)	$226,095,748
Net realized and unrealized gain (loss)	$250,713,761
Change in net assets from operations	$319,531,287

See Notes to Financial Statements

20

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/19 (unaudited)	Year ended 4/30/19

From operations
Net investment income (loss)	$68,817,526	$140,346,096
Net realized gain (loss)	24,618,013	(47,314,886)
Net unrealized gain (loss)	226,095,748	159,816,185
Change in net assets from operations	$319,531,287	$252,847,395
Total distributions to shareholders	$(71,339,441)	$(142,404,906)
Change in net assets from fund share transactions	$278,844,841	$(934,416,559)
Total change in net assets	$527,036,687	$(823,974,070)

Net assets
At beginning of period	4,171,305,212	4,995,279,282
At end of period	$4,698,341,899	$4,171,305,212

See Notes to Financial Statements

21

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/19		Year ended
Class A			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$13.93		$13.52	$13.92	$13.99		$14.11	$14.02

Income (loss) from investment operations
Net investment income (loss) (d)	$0.22		$0.43	$0.41	$0.42	(c)	$0.44	$0.46
Net realized and unrealized gain (loss)	0.81		0.41	(0.39)	(0.04)		(0.06)	0.13
Total from investment operations	$1.03		$0.84	$0.02	$0.38		$0.38	$0.59

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.43)	$(0.42)	$(0.45)		$(0.46)	$(0.50)
From net realized gain	—		—	—	—		(0.04)	—
Total distributions declared to shareholders	$(0.22)		$(0.43)	$(0.42)	$(0.45)		$(0.50)	$(0.50)
Net asset value, end of period (x)	$14.74		$13.93	$13.52	$13.92		$13.99	$14.11
Total return (%) (r)(s)(t)(x)	7.45	(n)	6.39	0.08	2.73	(c)	2.83	4.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.79	0.80	0.81	(c)	0.83	0.83
Expenses after expense reductions (f)	0.77	(a)	0.78	0.79	0.80	(c)	0.82	0.82
Net investment income (loss)	2.96	(a)	3.16	2.95	3.04	(c)	3.24	3.26
Portfolio turnover	14	(n)	38	38	28		30	29
Net assets at end of period (000 omitted)	$1,870,441		$1,654,534	$1,648,508	$1,597,201		$1,709,595	$1,572,022

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class B			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$13.90		$13.50	$13.89	$13.96		$14.08	$13.99

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.32	$0.31	$0.32	(c)	$0.34	$0.35
Net realized and unrealized gain (loss)	0.82		0.41	(0.39)	(0.05)		(0.06)	0.13
Total from investment operations	$0.98		$0.73	$(0.08)	$0.27		$0.28	$0.48

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.33)	$(0.31)	$(0.34)		$(0.36)	$(0.39)
From net realized gain	—		—	—	—		(0.04)	—
Total distributions declared to shareholders	$(0.17)		$(0.33)	$(0.31)	$(0.34)		$(0.40)	$(0.39)
Net asset value, end of period (x)	$14.71		$13.90	$13.50	$13.89		$13.96	$14.08
Total return (%) (r)(s)(t)(x)	7.07	(n)	5.53	(0.60)	1.96	(c)	2.06	3.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.54	1.55	1.56	(c)	1.58	1.58
Expenses after expense reductions (f)	1.52	(a)	1.53	1.54	1.55	(c)	1.57	1.57
Net investment income (loss)	2.23	(a)	2.41	2.20	2.30	(c)	2.50	2.52
Portfolio turnover	14	(n)	38	38	28		30	29
Net assets at end of period (000 omitted)	$30,259		$33,983	$47,698	$61,123		$72,298	$80,296

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class C			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$13.89		$13.48	$13.88	$13.94		$14.06	$13.97

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.32	$0.31	$0.32	(c)	$0.34	$0.35
Net realized and unrealized gain (loss)	0.82		0.42	(0.40)	(0.04)		(0.06)	0.13
Total from investment operations	$0.98		$0.74	$(0.09)	$0.28		$0.28	$0.48

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.33)	$(0.31)	$(0.34)		$(0.36)	$(0.39)
From net realized gain	—		—	—	—		(0.04)	—
Total distributions declared to shareholders	$(0.17)		$(0.33)	$(0.31)	$(0.34)		$(0.40)	$(0.39)
Net asset value, end of period (x)	$14.70		$13.89	$13.48	$13.88		$13.94	$14.06
Total return (%) (r)(s)(t)(x)	7.08	(n)	5.61	(0.67)	2.04	(c)	2.06	3.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.54	1.55	1.56	(c)	1.58	1.58
Expenses after expense reductions (f)	1.52	(a)	1.53	1.54	1.56	(c)	1.57	1.57
Net investment income (loss)	2.22	(a)	2.41	2.20	2.30	(c)	2.50	2.52
Portfolio turnover	14	(n)	38	38	28		30	29
Net assets at end of period (000 omitted)	$145,715		$143,872	$182,315	$242,889		$264,424	$271,920

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class I			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$13.92		$13.51	$13.91	$13.98		$14.11	$14.01

Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.46	$0.45	$0.45	(c)	$0.47	$0.49
Net realized and unrealized gain (loss)	0.82		0.42	(0.40)	(0.04)		(0.06)	0.14
Total from investment operations	$1.05		$0.88	$0.05	$0.41		$0.41	$0.63

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.47)	$(0.45)	$(0.48)		$(0.50)	$(0.53)
From net realized gain	—		—	—	—		(0.04)	—
Total distributions declared to shareholders	$(0.24)		$(0.47)	$(0.45)	$(0.48)		$(0.54)	$(0.53)
Net asset value, end of period (x)	$14.73		$13.92	$13.51	$13.91		$13.98	$14.11
Total return (%) (r)(s)(t)(x)	7.59	(n)	6.66	0.33	2.99	(c)	3.01	4.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.54	0.55	0.56	(c)	0.57	0.58
Expenses after expense reductions (f)	0.52	(a)	0.53	0.54	0.56	(c)	0.57	0.57
Net investment income (loss)	3.21	(a)	3.40	3.19	3.25	(c)	3.48	3.50
Portfolio turnover	14	(n)	38	38	28		30	29
Net assets at end of period (000 omitted)	$1,185,842		$1,021,313	$1,781,450	$2,005,193		$720,809	$553,364

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class R1			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$13.90		$13.49	$13.89	$13.95		$14.07	$13.98

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.32	$0.31	$0.32	(c)	$0.34	$0.36
Net realized and unrealized gain (loss)	0.82		0.42	(0.40)	(0.04)		(0.06)	0.12
Total from investment operations	$0.98		$0.74	$(0.09)	$0.28		$0.28	$0.48

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.33)	$(0.31)	$(0.34)		$(0.36)	$(0.39)
From net realized gain	—		—	—	—		(0.04)	—
Total distributions declared to shareholders	$(0.17)		$(0.33)	$(0.31)	$(0.34)		$(0.40)	$(0.39)
Net asset value, end of period (x)	$14.71		$13.90	$13.49	$13.89		$13.95	$14.07
Total return (%) (r)(s)(t)(x)	7.07	(n)	5.60	(0.67)	2.04	(c)	2.06	3.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.54	1.55	1.56	(c)	1.58	1.58
Expenses after expense reductions (f)	1.52	(a)	1.53	1.54	1.56	(c)	1.57	1.57
Net investment income (loss)	2.21	(a)	2.41	2.20	2.30	(c)	2.50	2.53
Portfolio turnover	14	(n)	38	38	28		30	29
Net assets at end of period (000 omitted)	$7,035		$6,187	$6,101	$6,780		$7,145	$7,978

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class R2			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$13.93		$13.53	$13.92	$13.99		$14.11	$14.02

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.39	$0.38	$0.39	(c)	$0.41	$0.42
Net realized and unrealized gain (loss)	0.83		0.41	(0.39)	(0.05)		(0.06)	0.13
Total from investment operations	$1.03		$0.80	$(0.01)	$0.34		$0.35	$0.55

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.40)	$(0.38)	$(0.41)		$(0.43)	$(0.46)
From net realized gain	—		—	—	—		(0.04)	—
Total distributions declared to shareholders	$(0.21)		$(0.40)	$(0.38)	$(0.41)		$(0.47)	$(0.46)
Net asset value, end of period (x)	$14.75		$13.93	$13.53	$13.92		$13.99	$14.11
Total return (%) (r)(s)(t)(x)	7.40	(n)	6.05	(0.09)	2.47	(c)	2.58	4.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.04	1.05	1.06	(c)	1.08	1.08
Expenses after expense reductions (f)	1.02	(a)	1.03	1.04	1.05	(c)	1.07	1.07
Net investment income (loss)	2.73	(a)	2.91	2.70	2.79	(c)	3.00	3.01
Portfolio turnover	14	(n)	38	38	28		30	29
Net assets at end of period (000 omitted)	$36,602		$38,593	$43,827	$49,948		$58,938	$74,307

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class R3			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$13.93		$13.52	$13.92	$13.99		$14.11	$14.02

Income (loss) from investment operations
Net investment income (loss) (d)	$0.22		$0.43	$0.41	$0.43	(c)	$0.44	$0.46
Net realized and unrealized gain (loss)	0.81		0.41	(0.39)	(0.05)		(0.06)	0.13
Total from investment operations	$1.03		$0.84	$0.02	$0.38		$0.38	$0.59

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.43)	$(0.42)	$(0.45)		$(0.46)	$(0.50)
From net realized gain	—		—	—	—		(0.04)	—
Total distributions declared to shareholders	$(0.22)		$(0.43)	$(0.42)	$(0.45)		$(0.50)	$(0.50)
Net asset value, end of period (x)	$14.74		$13.93	$13.52	$13.92		$13.99	$14.11
Total return (%) (r)(s)(t)(x)	7.45	(n)	6.39	0.08	2.73	(c)	2.83	4.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.79	0.81	0.81	(c)	0.83	0.83
Expenses after expense reductions (f)	0.77	(a)	0.78	0.80	0.80	(c)	0.82	0.82
Net investment income (loss)	2.97	(a)	3.16	2.95	3.04	(c)	3.24	3.26
Portfolio turnover	14	(n)	38	38	28		30	29
Net assets at end of period (000 omitted)	$169,334		$163,142	$167,404	$61,292		$65,655	$69,696

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class R4			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$13.93		$13.53	$13.93	$13.99		$14.11	$14.02

Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.46	$0.45	$0.46	(c)	$0.48	$0.49
Net realized and unrealized gain (loss)	0.83		0.41	(0.40)	(0.04)		(0.06)	0.14
Total from investment operations	$1.06		$0.87	$0.05	$0.42		$0.42	$0.63

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.47)	$(0.45)	$(0.48)		$(0.50)	$(0.54)
From net realized gain	—		—	—	—		(0.04)	—
Total distributions declared to shareholders	$(0.24)		$(0.47)	$(0.45)	$(0.48)		$(0.54)	$(0.54)
Net asset value, end of period (x)	$14.75		$13.93	$13.53	$13.93		$13.99	$14.11
Total return (%) (r)(s)(t)(x)	7.66	(n)	6.57	0.33	3.06	(c)	3.09	4.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.54	0.55	0.56	(c)	0.58	0.58
Expenses after expense reductions (f)	0.52	(a)	0.53	0.54	0.56	(c)	0.57	0.57
Net investment income (loss)	3.22	(a)	3.41	3.19	3.29	(c)	3.49	3.51
Portfolio turnover	14	(n)	38	38	28		30	29
Net assets at end of period (000 omitted)	$76,855		$75,519	$74,027	$169,661		$148,266	$150,116

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class R6			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$13.92		$13.51	$13.91	$13.98		$14.10	$14.01

Income (loss) from investment operations
Net investment income (loss) (d)	$0.24		$0.47	$0.46	$0.47	(c)	$0.49	$0.51
Net realized and unrealized gain (loss)	0.82		0.42	(0.39)	(0.04)		(0.06)	0.13
Total from investment operations	$1.06		$0.89	$0.07	$0.43		$0.43	$0.64

Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.48)	$(0.47)	$(0.50)		$(0.51)	$(0.55)
From net realized gain	—		—	—	—		(0.04)	—
Total distributions declared to shareholders	$(0.25)		$(0.48)	$(0.47)	$(0.50)		$(0.55)	$(0.55)
Net asset value, end of period (x)	$14.73		$13.92	$13.51	$13.91		$13.98	$14.10
Total return (%) (r)(s)(t)(x)	7.64	(n)	6.76	0.43	3.09	(c)	3.20	4.64

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43	(a)	0.44	0.45	0.46	(c)	0.46	0.47
Expenses after expense reductions (f)	0.42	(a)	0.43	0.44	0.45	(c)	0.45	0.46
Net investment income (loss)	3.31	(a)	3.51	3.27	3.39	(c)	3.57	3.61
Portfolio turnover	14	(n)	38	38	28		30	29
Net assets at end of period (000 omitted)	$1,176,260		$1,034,161	$1,043,950	$58,575		$44,475	$26,041

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

30

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

31

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair

32

Notes to Financial Statements (unaudited) – continued

value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$296,459,074	$—	$296,459,074
Non-U.S. Sovereign Debt	—	31,500,655	—	31,500,655
Municipal Bonds	—	36,936,430	—	36,936,430
U.S. Corporate Bonds	—	3,570,413,545	—	3,570,413,545
Residential Mortgage-Backed Securities	—	1,375,184	—	1,375,184
Commercial Mortgage-Backed Securities	—	1,175,773	—	1,175,773
Asset-Backed Securities (including CDOs)	—	749,272	—	749,272
Foreign Bonds	—	589,818,308	—	589,818,308
Mutual Funds	144,698,079	—	—	144,698,079
Total	$144,698,079	$4,528,428,241	$—	$4,673,126,320

Other Financial Instruments
Futures Contracts – Assets	$7,419,591	$—	$—	$7,419,591
Futures Contracts – Liabilities	(6,871,268)	—	—	(6,871,268)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

33

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$7,419,591	$(6,871,268)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(2,655,595)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$548,323

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin

34

Notes to Financial Statements (unaudited) – continued

requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount

35

Notes to Financial Statements (unaudited) – continued

is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/19
Ordinary income (including any short-term capital gains)	$142,404,906

36

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/19

Cost of investments	$4,388,735,423
Gross appreciation	288,566,806

Gross depreciation	(4,175,909)
Net unrealized appreciation (depreciation)	$284,390,897

As of 4/30/19

Undistributed ordinary income	10,154,618
Capital loss carryforwards	(53,791,937)
Other temporary differences	(11,542,639)
Net unrealized appreciation (depreciation)	57,454,480

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(24,047,658)
Long-Term	(29,744,279)
Total	$(53,791,937)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 10/31/19	Year ended 4/30/19
Class A	$27,317,907	$51,706,427
Class B	385,270	981,120
Class C	1,724,151	3,880,305
Class I	18,524,501	40,528,619
Class R1	78,394	145,590
Class R2	530,788	1,187,320
Class R3	2,568,483	5,106,591
Class R4	1,274,830	2,573,407
Class R6	18,935,117	36,295,527
Total	$71,339,441	$142,404,906

37

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1.1 billion	0.39%
In excess of $1.1 billion and up to $5 billion	0.38%
In excess of $5 billion and up to $10 billion	0.35%
In excess of $10 billion	0.34%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2019, this management fee reduction amounted to $214,050, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2019 was equivalent to an annual effective rate of 0.37% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $81,859 for the six months ended October 31, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,224,187
Class B	0.75%	0.25%	1.00%	1.00%	164,125
Class C	0.75%	0.25%	1.00%	1.00%	735,813
Class R1	0.75%	0.25%	1.00%	1.00%	33,521
Class R2	0.25%	0.25%	0.50%	0.50%	93,763
Class R3	—	0.25%	0.25%	0.25%	208,900
Total Distribution and Service Fees					$3,460,309

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS

38

Notes to Financial Statements (unaudited) – continued

or its affiliates’ seed money. For the six months ended October 31, 2019, this rebate amounted to $25,268, $126, $155, $25, and $8 for Class A, Class B, Class C, Class R2, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2019, were as follows:

Amount
Class A	$15,374
Class B	5,181
Class C	4,443

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2019, the fee was $122,622, which equated to 0.0055% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,682,025.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2019 was equivalent to an annual effective rate of 0.0128% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a net decrease in pension expense of $70 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2019. The liability for deferred

39

Notes to Financial Statements (unaudited) – continued

retirement benefits payable to those former independent Trustees under the DB plan amounted to $4,178 at October 31, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended October 31, 2019, the fee paid by the fund under this agreement was $2,465 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended October 31, 2019, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$149,183,998	$69,828,786
Non-U.S. Government securities	$690,725,005	$529,837,564

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	17,234,746	$248,943,107	25,853,146	$348,530,862
Class B	33,031	474,667	88,851	1,191,055
Class C	926,857	13,356,275	897,088	12,036,718
Class I	16,870,789	243,403,066	33,002,893	444,618,807
Class R1	77,951	1,122,436	89,218	1,199,941
Class R2	304,601	4,385,802	565,221	7,624,292
Class R3	1,101,817	15,899,192	2,302,943	31,094,828
Class R4	484,667	7,002,117	1,417,715	19,127,329
Class R6	12,279,780	177,428,254	18,292,619	246,564,409
	49,314,239	$712,014,916	82,509,694	$1,111,988,241

40

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,827,101	$26,532,435	3,682,157	$49,693,000
Class B	25,588	370,350	70,482	948,450
Class C	107,639	1,557,634	260,312	3,500,905
Class I	1,066,669	15,480,821	2,294,138	30,921,579
Class R1	5,404	78,324	10,801	145,443
Class R2	34,994	507,902	83,498	1,126,564
Class R3	176,937	2,568,322	377,976	5,100,888
Class R4	71,418	1,037,021	151,727	2,047,938
Class R6	1,279,470	18,563,014	2,642,681	35,623,999
	4,595,220	$66,695,823	9,573,772	$129,108,766

Shares reacquired
Class A	(10,963,682)	$(158,224,039)	(32,662,767)	$(439,200,710)
Class B	(446,328)	(6,436,971)	(1,249,163)	(16,755,978)
Class C	(1,479,559)	(21,320,319)	(4,320,379)	(57,840,190)
Class I	(10,812,179)	(156,055,833)	(93,741,391)	(1,257,981,691)
Class R1	(50,254)	(719,815)	(107,023)	(1,436,196)
Class R2	(627,312)	(9,005,069)	(1,119,043)	(15,049,927)
Class R3	(1,504,290)	(21,612,641)	(3,348,239)	(44,949,211)
Class R4	(764,400)	(10,996,661)	(1,622,111)	(21,695,682)
Class R6	(8,008,394)	(115,494,550)	(23,896,236)	(320,603,981)
	(34,656,398)	$(499,865,898)	(162,066,352)	$(2,175,513,566)

Net change
Class A	8,098,165	$117,251,503	(3,127,464)	$(40,976,848)
Class B	(387,709)	(5,591,954)	(1,089,830)	(14,616,473)
Class C	(445,063)	(6,406,410)	(3,162,979)	(42,302,567)
Class I	7,125,279	102,828,054	(58,444,360)	(782,441,305)
Class R1	33,101	480,945	(7,004)	(90,812)
Class R2	(287,717)	(4,111,365)	(470,324)	(6,299,071)
Class R3	(225,536)	(3,145,127)	(667,320)	(8,753,495)
Class R4	(208,315)	(2,957,523)	(52,669)	(520,415)
Class R6	5,550,856	80,496,718	(2,960,936)	(38,415,573)
	19,253,061	$278,844,841	(69,982,886)	$(934,416,559)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary

41

Notes to Financial Statements (unaudited) – continued

financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2019, the fund’s commitment fee and interest expense were $11,840 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$117,124,607	$599,808,302	$572,242,179	$(4,357)	$11,706	$144,698,079

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$1,034,354	$—

42

BOARD REVIEW OF INVESTMENT ADVISORY

AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information

43

Board Review of Investment Advisory Agreement – continued

about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

44

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.1 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

45

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

46

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

47

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

October 31, 2019

MFS® Limited Maturity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MQL-SEM

MFS® Limited Maturity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S. and China have repeatedly raised tariffs on each other, though preliminary steps toward an interim trade agreement have been undertaken, modestly easing tensions in recent months. While British Prime Minister Boris Johnson has negotiated a reworked withdrawal agreement with the European Union, Parliament has not yet approved the deal, leading the EU to grant the United Kingdom a Brexit delay until no later than January 31, 2020. Uncertainty over Brexit, along with the ripple effects from the trade conflict, have hampered business confidence and investment in the U.K. and Europe, though investors hope that greater clarity regarding the Brexit outcome will emerge after a British parliamentary election in December.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October. Similarly, the European Central Bank loosened policy in September. While the monetary policy environment remains quite accommodative, tentative signs of easing trade tensions and receding global recession fears have helped push global interest rates modestly higher from the record-low levels posted late in the summer as investors grew less risk averse.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to responsible allocation of capital allow us to wade through the noise to uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline with the purpose of creating sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

December 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	46.8%
U.S. Treasury Securities	32.2%
Asset-Backed Securities	10.3%
Commercial Mortgage-Backed Securities	9.4%
Collateralized Debt Obligations	8.7%
Emerging Markets Bonds	2.3%
Residential Mortgage-Backed Securities	1.9%
Non-U.S. Government Bonds	1.3%
Municipal Bonds	0.5%
Mortgage-Backed Securities	0.5%
High Yield Corporates (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	11.8%
AA	12.5%
A	22.4%
BBB	29.9%
BB (o)	0.0%
B(o)	0.0%
CCC (o)	0.0%
CC (o)	0.0%
D	0.2%
U.S. Government	14.5%
Federal Agencies	0.5%
Not Rated	22.1%
Cash & Cash Equivalents	3.8%
Other	(17.7)%

Portfolio facts (i)
Average Duration (d)	1.9
Average Effective Maturity (m)	2.3 yrs.

2

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of October 31, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2019 through October 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019 through October 31, 2019.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period (p) 5/01/19-10/31/19
A	Actual	0.65%	$1,000.00	$1,023.43	$3.31
	Hypothetical (h)	0.65%	$1,000.00	$1,021.87	$3.30
B	Actual	1.41%	$1,000.00	$1,019.63	$7.16
	Hypothetical (h)	1.41%	$1,000.00	$1,018.05	$7.15
C	Actual	1.51%	$1,000.00	$1,019.11	$7.66
	Hypothetical (h)	1.51%	$1,000.00	$1,017.55	$7.66
I	Actual	0.50%	$1,000.00	$1,024.24	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R1	Actual	1.49%	$1,000.00	$1,019.15	$7.56
	Hypothetical (h)	1.49%	$1,000.00	$1,017.65	$7.56
R2	Actual	0.91%	$1,000.00	$1,022.15	$4.63
	Hypothetical (h)	0.91%	$1,000.00	$1,020.56	$4.62
R3	Actual	0.76%	$1,000.00	$1,022.92	$3.86
	Hypothetical (h)	0.76%	$1,000.00	$1,021.32	$3.86
R4	Actual	0.51%	$1,000.00	$1,022.46	$2.59
	Hypothetical (h)	0.51%	$1,000.00	$1,022.57	$2.59
R6	Actual	0.44%	$1,000.00	$1,024.53	$2.24
	Hypothetical (h)	0.44%	$1,000.00	$1,022.92	$2.24
529A	Actual	0.70%	$1,000.00	$1,023.17	$3.56
	Hypothetical (h)	0.70%	$1,000.00	$1,021.62	$3.56
529B	Actual	1.45%	$1,000.00	$1,019.31	$7.36
	Hypothetical (h)	1.45%	$1,000.00	$1,017.85	$7.35
529C	Actual	1.55%	$1,000.00	$1,018.90	$7.87
	Hypothetical (h)	1.55%	$1,000.00	$1,017.34	$7.86

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.61%, $3.10, and $3.10 for Class A, 1.36%, $6.90,

5

Expense Table – continued

and $6.90 for Class B, 1.46%, $7.41, and $7.41 for Class C, 0.46%, $2.34, and $2.34 for Class I, 1.47%, $7.46, and $7.46 for Class R1, 0.87%, $4.42, and $4.42 for Class R2, 0.71%, $3.61, and $3.61 for Class R3, 0.46%, $2.34, and $2.34 for Class R4, and 0.40%, $2.04, and $2.03 for Class R6, 0.66%, $3.36, and $3.35 for Class 529A, 1.40%, $7.11, and $7.10 for Class 529B, 1.51%, $7.66, and $7.66 for Class 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

6

PORTFOLIO OF INVESTMENTS

10/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.6%

Issuer	Shares/Par	Value ($)
Aerospace - 0.5%
Boeing Co., 2.3%, 8/01/2021	$9,476,000	$9,532,496

Asset-Backed & Securitized - 30.2%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 3.565% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$776,747	$768,869
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR, 2.891% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	4,010,290	4,006,424
ALM Loan Funding, CLO, 2015-12A, “A2A2”, FLR, 3.35% (LIBOR - 3mo. + 1.35%), 4/16/2027 (n)	8,761,281	8,699,333
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 3.9% (LIBOR -3mo. + 1.9%), 7/15/2027 (n)	4,819,336	4,798,989
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	4,648,000	4,709,833
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 3.063% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	7,374,000	7,369,391
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 3.439% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	1,136,500	1,138,145
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 3.789% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	940,000	942,125
AREIT CRE Trust, 2019-CRE3, FLR, 3.189% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	2,301,000	2,302,095
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.289% (LIBOR - 3mo.
+ 2.35%), 4/25/2026 (n)	4,335,000	4,337,497
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	9,410,000	9,662,330
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 3.565% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,113,319
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 3.865% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,702,513
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 3.463% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	3,903,904	3,913,671
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.021% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	4,618,000	4,621,376
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.264% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	4,071,346	4,073,874
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 3.413% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	5,637,249	5,637,249
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 3.596% (LIBOR - 1mo. + 1.55%), 9/15/2036 (z)	6,510,236	6,518,380

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Bancorp Commercial Mortgage Trust, 2019-CRE6, FLR, 3.345% (LIBOR - 1mo. + 1.3%), 9/15/2036 (z)	$5,167,826	$5,171,040
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.771%, 12/15/2051 (i)(n)	64,131,868	3,800,102
Bayview Commercial Asset Trust, FLR, 2.133% (LIBOR - 1mo. + 0.31%), 8/25/2035 (z)	342,392	328,904
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	328,338	330,565
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.64% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	359,361	358,781
Bowman Park CLO Ltd., 2014-1A, “B2R”, 3.545%, 11/23/2025 (n)	4,149,881	4,147,047
BSPRT Ltd., 2018-FL4, FLR, 4.013% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	5,552,000	5,562,426
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	4,508,535	4,564,205
BXMT Ltd., 2017-FL1 “A”, FLR, 2.747% (LIBOR - 1mo. + 0.87%), 6/15/2035 (n)	4,383,095	4,383,091
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	9,358,000	9,514,319
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.31%, 5/10/2050 (i)	44,200,230	3,172,025
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	3,442,000	3,481,697
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,560,000	1,581,124
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	2,403,000	2,414,792
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	1,815,000	1,824,462
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	2,592,000	2,609,087
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	3,270,000	3,274,980
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	6,441,000	6,484,838
Credit-Based Asset Servicing & Securitization LLC, 3.53%, 1/25/2037 (q)	1,958,410	906,744
Credit-Based Asset Servicing & Securitization LLC, 3.772%, 3/25/2037 (q)	2,728,417	1,579,101
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.22% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	6,957,264	6,953,709
Cutwater Ltd., 2014-1A, “A2R”, FLR, 3.7% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	4,750,000	4,745,179
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	2,718,000	2,722,813
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	4,988,000	5,107,961
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	1,836,674	1,837,157
DT Auto Owner Trust, 2016-1A, “D”, 4.66%, 12/15/2022 (n)	3,181,883	3,190,572
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	2,674,792	2,692,228
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	580,110	580,295
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	1,602,898	1,604,820
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023 (z)	5,949,000	5,996,960

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	$1,987,000	$2,012,831
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	417,224	417,270
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 3.577% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	6,220,000	6,231,783
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	2,234,779	2,236,452
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	5,790,000	5,857,460
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.5% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	7,400,000	7,360,832
Flagship CLO, 2014-8A, “BRR”, FLR, 3.4% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	5,578,297	5,530,820
Fort CRE LLC, 2018-1A, “A1”, FLR, 3.173% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	7,873,500	7,873,484
Freedom Financial, 2019-1, “A”, 3.42%, 6/18/2026 (n)	1,729,396	1,739,691
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	4,100,000	4,162,343
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	3,153,000	3,200,950
General Motors Financial Co. Inc., 2017-A1, “A”, 2.22%, 1/18/2022 (n)	4,200,000	4,200,956
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 3.033% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	5,043,000	5,049,304
Granite Point Mortgage Trust, Inc., FLR, 2.746% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	5,194,838	5,185,067
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	7,374,000	7,448,341
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	6,187,000	6,199,105
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.043%, 5/10/2050 (i)	40,049,169	2,724,545
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.131%, 8/10/2050 (i)	38,661,897	2,664,477
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	97,257	97,224
Hertz Fleet Lease Funding LP, 2017-1, “A2”, 2.13%, 4/10/2031 (n)	3,919,147	3,936,866
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	2,752,000	2,804,738
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	1,580,000	1,608,624
IMPAC CMB Trust, FLR, 2.563% (LIBOR - 1mo. + 0.74%), 11/25/2034	98,354	100,443
IMPAC CMB Trust, FLR, 2.743% (LIBOR - 1mo. + 0.92%), 11/25/2034	103,531	103,131
IMPAC Secured Assets Corp., FLR, 2.173% (LIBOR - 1mo. + 0.35%), 5/25/2036	245,529	240,200
Interstar Millennium Trust, FLR, 2.518% (LIBOR - 3mo. + 0.4%), 3/14/2036	61,117	58,623

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 2.839% (LIBOR -1mo. + 0.95%), 3/17/2037 (n)	$3,498,000	$3,459,091
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 2.739% (LIBOR -1mo. + 0.85%), 12/17/2036 (n)	6,600,663	6,591,384
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 2.813% (LIBOR -1mo. + 0.9%), 6/17/2037 (n)	6,774,327	6,774,317
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	5,851,153	5,999,569
JPMorgan Chase Commercial Mortgage Securities Corp., 1.074%, 9/15/2050 (i)	39,907,402	2,436,894
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 3.877% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	3,789,000	3,803,209
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.413% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	5,578,000	5,584,937
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.463% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,868,834
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 3.283% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	7,368,000	7,374,940
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.4% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	8,246,053	8,156,080
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.9% (LIBOR -3mo. + 0.9%), 4/15/2028 (n)	4,029,889	4,011,976
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.465% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,712,394
Madison Park Funding Ltd., 2014-15A, “A2R”, FLR, 3.436% (LIBOR - 3mo. + 1.5%), 1/27/2026 (n)	7,414,000	7,417,751
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.203% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	9,726,000	9,655,934
Man GLG U.S. CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 4.45% (LIBOR - 3mo. + 2.45%), 10/15/2028	6,297,302	6,222,855
Merrill Lynch Mortgage Investors, Inc., 4.22%, 2/25/2037 (q)	1,797,254	334,162
MidOcean Credit CLO, 2012-1A, “A2RR”, FLR, 3.301% (LIBOR -3mo. + 1.3%), 1/15/2024 (n)	8,303,141	8,186,125
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.423%, 5/15/2050 (i)	43,531,961	3,044,982
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.437%, 6/15/2050 (i)	18,737,586	1,414,622
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.865%, 12/15/2051 (i)	54,365,366	3,516,461
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.803% (LIBOR -3mo. + 1.8%), 4/18/2025 (n)	8,600,000	8,595,906
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.552%, 7/25/2028 (n)	3,332,000	3,327,205
Nationstar HECM Loan Trust, 2018-3, “A”, 3.554%, 11/25/2028 (n)	2,687,395	2,681,953

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Nationstar HECM Loan Trust, 2018-3A, “M1”, 3.903%, 11/25/2028 (n)	$3,700,000	$3,706,649
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	2,575,391	2,575,611
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “C”, FLR, 2.773% (LIBOR - 1mo. + 0.95%), 5/25/2024 (n)	1,471,000	1,471,479
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “B”, FLR, 2.623% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	924,000	925,029
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “C”, FLR, 2.873% (LIBOR - 1mo. + 1.05%), 9/25/2023 (n)	1,039,000	1,040,597
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.566% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	5,023,883	4,808,399
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	3,461,000	3,466,137
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	2,577,000	2,595,643
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (z)	3,908,000	3,907,095
OneMain Financial Issuance Trust, 17-1A, “B”, 2.79%, 9/14/2032 (n)	4,500,000	4,508,047
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	5,024,479	5,026,478
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	1,898,876	1,901,700
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	2,710,000	2,752,110
Ownit Mortgage Loan Asset-Backed Certificates, 3.139%, 10/25/2035 (q)	1,285,870	811,403
PFS Financing Corp., 2019-B, “A”, FLR, 2.471% (LIBOR - 1mo. + 0.55%), 9/15/2023 (z)	7,509,000	7,509,815
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	2,104,123	2,108,843
Santander Drive Auto Receivables Trust, 2018-1, “B”, 2.63%, 7/15/2022	3,172,430	3,175,886
Santander Drive Auto Receivables Trust, 2019-2, “B”, 2.79%, 1/16/2024	4,920,000	4,969,321
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	3,246,000	3,250,544
Shackelton CLO Ltd., 2013-4RA, “B”, FLR, 3.901% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,160,988
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 3.616% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,414,922	2,356,483
Shelter Growth CRE, 2018-FL1, “A”, FLR, 2.914% (LIBOR - 1mo. + 1%), 1/15/2035 (n)	1,020,279	1,020,279
Shelter Growth CRE, 2019-FL2, “A”, FLR, 3.013% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	9,466,000	9,468,953

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	$518,044	$517,896
SPS Servicer Advance Receivables Trust, 2.24%, 10/15/2051 (z)	4,500,000	4,504,172
SPS Servicer Advance Receivables Trust, 2.34%, 10/15/2051 (z)	817,000	817,773
SPS Servicer Advance Receivables Trust, 2.39%, 10/15/2051 (z)	982,000	982,938
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 3.084% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	5,019,511	5,014,701
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 4.166% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	4,301,000	4,303,890
Thornburg Mortgage Securities Trust, FLR, 2.503% (LIBOR - 1mo. + 0.68%), 4/25/2043	208,544	210,023
TICP CLO Ltd., 2018-3R, “B”, FLR, 3.316% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,119,389
TICP CLO Ltd., 2018-3R, “C”, FLR, 3.766% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	3,742,444	3,665,163
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 3.328% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	6,176,000	6,185,597
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	10,498,282	10,496,060
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.013%, 11/15/2050 (i)	30,723,004	1,797,532
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.005%, 12/15/2051 (i)	26,143,697	1,925,013
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	3,075,000	3,084,418
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	39,852	39,850
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023 (n)	1,713,953	1,718,821
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	4,171,045	4,169,919
West CLO Ltd., 2014-2A, “A1BR”, 2.724%, 1/16/2027 (n)	3,821,239	3,827,719
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	7,732,177	7,910,230
Wind River CLO Ltd., 2012-1A, “BR2”, FLR, 3.451% (LIBOR -3mo. + 1.45%), 1/15/2026 (n)	7,668,906	7,668,814
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 3.686% (LIBOR - 1mo. + 1.7%), 10/15/2027 (n)	2,785,924	2,737,421

		$535,668,406
Automotive - 2.8%
BMW U.S. Capital LLC, 3.1%, 4/12/2021 (n)	$6,163,000	$6,269,012
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	3,414,000	3,505,516
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	4,369,000	4,521,909
Ford Motor Credit Co. LLC, 4.063%, 11/01/2024	7,180,000	7,204,554
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	4,372,000	4,525,798
Harley-Davidson Financial Services, FLR, 3.077% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	4,773,000	4,796,340

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
Hyundai Capital America, 3.75%, 7/08/2021 (n)	$3,173,000	$3,239,743
Hyundai Capital America, 2.85%, 11/01/2022 (z)	4,203,000	4,233,324
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	3,789,000	3,857,825
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	3,789,000	3,926,919
Volkswagen Group of America Co., 2.85%, 9/26/2024 (n)	4,128,000	4,183,489

		$50,264,429
Broadcasting - 0.5%
Fox Corp., 3.666%, 1/25/2022 (n)	$2,478,000	$2,565,229
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	4,621,000	4,681,106
SES S.A., 3.6%, 4/04/2023 (n)	696,000	706,799

		$7,953,134
Brokerage & Asset Managers - 1.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$12,941,000	$13,183,653
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	8,540,000	8,610,421

		$21,794,074
Cable TV - 1.1%
Comcast Corp., 3.45%, 10/01/2021	$4,643,000	$4,784,862
NBCUniversal Media LLC, 4.375%, 4/01/2021	5,750,000	5,949,380
Time Warner Cable, Inc., 5%, 2/01/2020	8,592,000	8,649,395

		$19,383,637
Computer Software - 0.9%
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	$11,246,000	$11,614,172
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (n)	4,900,000	5,132,095

		$16,746,267
Computer Software - Systems - 0.6%
Apple, Inc., 1.7%, 9/11/2022	$4,996,000	$4,996,330
Panasonic Corp., 2.536%, 7/19/2022 (n)	4,980,000	5,021,460

		$10,017,790
Conglomerates - 1.8%
Roper Technologies, Inc., 2.8%, 12/15/2021	$5,166,000	$5,247,307
United Technologies Corp., 3.1%, 6/01/2022	3,056,000	3,148,745
United Technologies Corp., 3.65%, 8/16/2023	10,731,000	11,350,898
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	9,068,000	9,675,973
Westinghouse Air Brake Technologies Corp., FLR, 3.418% (LIBOR - 3mo. + 1.05%), 9/15/2021	2,310,000	2,310,485

		$31,733,408
Consumer Products - 0.5%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$8,307,000	$8,364,050

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Services - 0.6%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$5,834,640
QVC, Inc., 5.125%, 7/02/2022	4,761,000	5,021,568

		$10,856,208
Electrical Equipment - 0.3%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$4,611,000	$4,620,800

Electronics - 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3%, 1/15/2022	$13,177,000	$13,347,439
Broadcom, Inc., 3.125%, 4/15/2021 (n)	5,359,000	5,421,965
Microchip Technology, Inc., 3.922%, 6/01/2021	4,178,000	4,276,247

		$23,045,651
Emerging Market Quasi-Sovereign - 0.5%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$5,946,000	$6,248,652
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	3,265,190

		$9,513,842
Energy - Integrated - 0.9%
BP Capital Markets PLC, 2.521%, 1/15/2020	$3,049,000	$3,052,468
Cenovus Energy, Inc., 3%, 8/15/2022	7,655,000	7,726,245
Cenovus Energy, Inc., 3.8%, 9/15/2023	2,432,000	2,514,878
Eni S.p.A., 4%, 9/12/2023 (n)	2,276,000	2,407,388

		$15,700,979
Entertainment - 0.2%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$3,003,000	$3,022,115

Financial Institutions - 2.5%
AerCap Ireland Capital Ltd., 4.45%, 12/16/2021	$5,924,000	$6,175,901
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	6,364,000	6,496,371
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	3,953,000	4,104,004
Century Housing Corp., 3.995%, 11/01/2021	2,421,000	2,481,434
GE Capital International Funding Co., 2.342%, 11/15/2020	24,696,000	24,680,579

		$43,938,289
Food & Beverages - 1.1%
Conagra Brands, Inc., 3.8%, 10/22/2021	$3,274,000	$3,380,287
Conagra Brands, Inc., FLR, 2.703% (LIBOR - 3mo. + 0.75%), 10/22/2020	2,339,000	2,339,187
Constellation Brands, Inc., 4.25%, 5/01/2023	5,791,000	6,200,601
Constellation Brands, Inc., FLR, 2.858% (LIBOR - 3mo. + 0.7%), 11/15/2021	2,341,000	2,341,179
Diageo PLC, 3%, 5/18/2020	3,777,000	3,799,213

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	$1,900,000	$1,999,847

		$20,060,314
Gaming & Lodging - 0.7%
GLP Capital LP/GLP Financing II, Inc., 4.375%, 4/15/2021	$681,000	$694,783
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	4,936,000	5,361,483
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	6,088,070

		$12,144,336
Insurance - 0.3%
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	$4,840,000	$4,843,219

Insurance - Health - 0.4%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$6,409,000	$6,420,027

Insurance - Property & Casualty - 0.3%
Ambac Assurance Corp., 5.1%, 6/07/2020 (z)	$23,513	$34,094
Ambac LSNI, LLC, FLR, 7.104% (LIBOR - 3mo. + 5%), 2/12/2023 (z)	100,302	101,054
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	4,842,000	4,918,496

		$5,053,644
International Market Quasi-Sovereign - 1.3%
Caisse d’Amortissement de la Dette Sociale (Republic of France), 1.875%, 1/13/2020 (n)	$9,000,000	$8,999,841
Dexia Credit Local S.A. (Kingdom of Belgium), 2.25%, 2/18/2020 (n)	3,150,000	3,152,973
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	7,590,000	7,594,827
Kommunalbanken A.S. (Kingdom of Noway), 1.375%, 10/26/2020 (n)	3,870,000	3,855,042

		$23,602,683
Internet - 0.2%
Baidu, Inc., 3.875%, 9/29/2023	$3,736,000	$3,878,171

Machinery & Tools - 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$6,937,535
CNH Industrial N.V., 4.5%, 8/15/2023	4,043,000	4,297,669

		$11,235,204
Major Banks - 12.3%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$5,197,000	$5,232,342
Bank of America Corp., 2.151%, 11/09/2020	3,310,000	3,310,040
Bank of America Corp., 2.369%, 7/21/2021	12,687,000	12,716,935

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Bank of America Corp., 2.738%, 1/23/2022	$16,298,000	$16,425,104
Bank of America Corp., 2.881%, 4/24/2023	7,801,000	7,935,403
Bank of Montreal, 2.05%, 11/01/2022	4,809,000	4,812,741
Barclays PLC, 4.61%, 2/15/2023	14,012,000	14,636,421
Citibank N.A., 2.125%, 10/20/2020	7,397,000	7,412,912
Credit Agricole, “A”, FLR, 3.439% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	3,030,000	3,076,144
Credit Suisse Group AG, 3.8%, 9/15/2022	5,482,000	5,713,068
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	4,820,000	4,942,762
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	6,394,000	6,408,318
Goldman Sachs Group, Inc., 3%, 4/26/2022	11,318,000	11,468,087
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,311,000	4,406,023
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	3,245,000	3,317,638
JPMorgan Chase & Co., 3.25%, 9/23/2022	6,867,000	7,105,292
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	9,760,000	9,994,599
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	7,272,000	7,376,560
KeyBank N.A., 3.3%, 2/01/2022	2,685,000	2,765,811
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	1,604,000	1,622,823
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	4,535,000	4,644,256
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	7,462,000	7,553,448
Morgan Stanley, 2.65%, 1/27/2020	11,008,000	11,026,383
Morgan Stanley, 5.5%, 7/28/2021	7,039,000	7,447,434
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	2,861,000	2,965,245
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	4,424,000	4,693,864
SunTrust Bank, 2.8%, 5/17/2022	7,376,000	7,516,297
UBS Group Funding (Switzerland) AG, 2.65%, 2/01/2022 (n)	8,927,000	9,035,145
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	12,134,000	12,505,383
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	6,146,000	6,236,798
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	4,503,000	4,612,604

		$218,915,880
Medical & Health Technology & Services - 0.7%
Becton, Dickinson and Co., 2.404%, 6/05/2020	$2,975,000	$2,982,682
Becton, Dickinson and Co., 2.894%, 6/06/2022	3,466,000	3,533,837
Becton, Dickinson and Co., 3.7%, 6/06/2027	1,048,000	1,126,750
Cigna Corp., FLR, 2.789% (LIBOR - 3mo. + 0.65%), 9/17/2021	4,598,000	4,598,736

		$12,242,005

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical Equipment - 0.4%
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	$6,421,000	$6,433,907
Zimmer Biomet Holdings, Inc., FLR, 2.914% (LIBOR - 3mo. + 0.75%), 3/19/2021	1,298,000	1,298,109

		$7,732,016
Metals & Mining - 0.6%
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	$2,282,000	$2,389,470
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,204,000	2,225,269
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,633,831
Vale Overseas Ltd., 4.375%, 1/11/2022	980,000	1,020,180

		$10,268,750
Midstream - 1.2%
El Paso LLC, 6.5%, 9/15/2020	$6,336,000	$6,572,415
MPLX LP, 3.5%, 12/01/2022 (n)	8,713,000	8,967,977
MPLX LP, 3.375%, 3/15/2023	1,725,000	1,771,751
MPLX LP, FLR, 3.002% (LIBOR - 3mo. + 0.9%), 9/09/2021	3,497,000	3,511,052

		$20,823,195
Mortgage-Backed - 0.5%
Fannie Mae, 5%, 12/01/2020 - 7/01/2023	$160,228	$165,793
Fannie Mae, 4.5%, 3/01/2023 - 5/01/2033	410,206	427,214
Fannie Mae, 3%, 12/01/2031	2,059,011	2,123,648
Fannie Mae, 4.835%, 2/01/2033	21,512	22,030
Fannie Mae, 4.695%, 3/01/2033	58,443	59,502
Fannie Mae, 2%, 5/25/2044	5,202,013	5,194,208
Freddie Mac, 5.5%, 11/01/2019	71	70
Freddie Mac, 5%, 4/01/2020 - 8/01/2020	30,183	31,101
Freddie Mac, 0.879%, 4/25/2024	324,261	10,237
Ginnie Mae, 3.25%, 7/20/2032	54,363	56,599

		$8,090,402
Municipals - 0.5%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$10,353,000	$9,571,038

Network & Telecom - 0.3%
AT&T, Inc., 3.2%, 3/01/2022	$5,118,000	$5,252,448

Oils - 0.6%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$6,948,000	$7,594,790
Phillips 66, FLR, 2.732% (LIBOR - 3mo. + 0.6%), 2/26/2021	3,020,000	3,020,417

		$10,615,207

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 4.0%
American Express Co., 3.7%, 11/05/2021	$4,725,000	$4,888,111
Banque Federative du Credit Mutuel S.A., 2.2%, 7/20/2020 (n)	6,421,000	6,431,883
BBVA USA, 3.5%, 6/11/2021	4,852,000	4,943,330
BBVA USA, 2.875%, 6/29/2022	6,688,000	6,798,808
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	4,237,000	4,242,063
Citigroup, Inc., 2.4%, 2/18/2020	13,963,000	13,978,625
Citigroup, Inc., 4.5%, 1/14/2022	7,500,000	7,886,212
Citizens Bank N.A., 2.55%, 5/13/2021	845,000	851,825
Discover Bank, 3.1%, 6/04/2020	3,205,000	3,223,075
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,873,313
Groupe BPCE S.A., FLR, 3.371% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,702,152
National Bank of Canada, 2.15%, 10/07/2022 (z)	5,017,000	5,024,666
SunTrust Banks, Inc., 2.7%, 1/27/2022	5,086,000	5,155,336

		$70,999,399
Pharmaceuticals - 1.9%
Allergen Funding SCS, 3%, 3/12/2020	$2,399,000	$2,404,917
Allergen Funding SCS, 3.45%, 3/15/2022	7,454,000	7,637,757
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	11,136,000	11,358,682
Bristol-Myers Squibb Co., FLR, 2.548% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	1,477,000	1,478,477
Celgene Corp., 2.875%, 8/15/2020	6,424,000	6,465,097
Celgene Corp., 2.75%, 2/15/2023	4,506,000	4,589,273

		$33,934,203
Printing & Publishing - 0.2%
Moody’s Corp., 3.25%, 6/07/2021	$4,108,000	$4,186,174

Real Estate - Apartment - 0.1%
ERP Operating LP, 4.75%, 7/15/2020	$1,200,000	$1,215,187

Retailers - 0.5%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$6,472,000	$6,474,395
Macy’s Retail Holdings, Inc., 3.875%, 1/15/2022	1,978,000	2,026,980

		$8,501,375
Telecommunications - Wireless - 1.2%
American Tower Corp., REIT, 2.8%, 6/01/2020	$2,158,000	$2,167,101
American Tower Corp., REIT, 2.25%, 1/15/2022	6,500,000	6,525,898
American Tower Corp., REIT, 3%, 6/15/2023	5,297,000	5,440,925
Crown Castle International Corp., 3.4%, 2/15/2021	2,140,000	2,175,440
Crown Castle International Corp., 3.15%, 7/15/2023	2,734,000	2,802,005
SBA Tower Trust, 2.877%, 7/09/2021 (n)	1,843,000	1,851,352

		$20,962,721

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - 0.8%
B.A.T Capital Corp., 2.764%, 8/15/2022	$2,445,000	$2,468,395
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	3,152,000	3,166,347
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	8,283,000	8,547,734

		$14,182,476
Transportation - Services - 0.9%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/2022	$10,067,000	$10,312,173
TTX Co., 2.6%, 6/15/2020 (n)	5,870,000	5,891,700

		$16,203,873
U.S. Treasury Obligations - 14.4%
U.S. Treasury Notes, 2.625%, 12/15/2021	$67,875,000	$69,431,353
U.S. Treasury Notes, 1.875%, 2/28/2022	70,310,000	70,840,071
U.S. Treasury Notes, 1.875%, 4/30/2022	33,048,000	33,324,261
U.S. Treasury Notes, 2.375%, 1/31/2023 (f)	80,421,000	82,569,748

		$256,165,433
Utilities - Electric Power - 3.2%
Dominion Energy, Inc., 2.579%, 7/01/2020	$4,253,000	$4,265,676
Emera U.S. Finance LP, 2.7%, 6/15/2021	1,609,000	1,623,188
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	9,251,000	9,370,778
Engie Energia Chile S.A., 5.625%, 1/15/2021	8,964,000	9,251,062
FirstEnergy Corp., 2.85%, 7/15/2022	2,128,000	2,167,725
Florida Power & Light Co., FLR, 2.639% (LIBOR - 3mo. + 0.4%), 5/06/2022	4,927,000	4,927,246
NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	8,713,000	8,779,505
NextEra Energy, Inc., 2.9%, 4/01/2022	4,867,000	4,968,109
WEC Energy Group, Inc., 3.375%, 6/15/2021	4,274,000	4,369,655
WEC Energy Group, Inc., 3.1%, 3/08/2022	2,849,000	2,920,737
Xcel Energy, Inc., 2.4%, 3/15/2021	4,070,000	4,092,849

		$56,736,530
Total Bonds (Identified Cost, $1,677,792,612)		$1,695,991,485

Investment Companies (h) - 4.1%
Money Market Funds - 4.1%
MFS Institutional Money Market Portfolio, 1.89% (v) (Identified Cost, $71,890,120)	71,884,361	$71,891,550

Other Assets, Less Liabilities - 0.3%		5,726,758
Net Assets - 100.0%		$1,773,609,793

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.

19

Portfolio of Investments (unaudited) – continued

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $71,891,550 and $1,695,991,485, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $686,278,896, representing 38.7% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2020	2/14/18	$18,099	$34,094
Ambac LSNI, LLC, FLR, 7.104% (LIBOR - 3mo. + 5%), 2/12/2023	2/14/18	31,697	101,054
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 3.596% (LIBOR - 1mo. + 1.55%), 9/15/2036	9/13/19	6,510,236	6,518,380
Bancorp Commercial Mortgage Trust, 2019-CRE6, FLR, 3.345% (LIBOR - 1mo. + 1.3%), 9/15/2036	9/13/19	5,167,826	5,171,040
Bayview Commercial Asset Trust, FLR, 2.133% (LIBOR - 1mo. + 0.31%), 8/25/2035	6/09/05	342,391	328,904
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.64% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	359,361	358,781
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023	9/13/19	5,994,705	5,996,960
Hyundai Capital America, 2.85%, 11/01/2022	10/28/19-10/29/19	4,208,094	4,233,324
National Bank of Canada, 2.15%, 10/07/2022	10/02/19	5,016,705	5,024,666
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024	10/08/19	3,907,102	3,907,095
PFS Financing Corp., 2019-B, “A”, FLR, 2.471% (LIBOR - 1mo. + 0.55%), 9/15/2023	10/11/19	7,509,000	7,509,815
SPS Servicer Advance Receivables Trust, 2.24%, 10/15/2051	10/10/19	4,499,693	4,504,172
SPS Servicer Advance Receivables Trust, 2.34%, 10/15/2051	10/10/19	816,960	817,773
SPS Servicer Advance Receivables Trust, 2.39%, 10/15/2051	10/10/19	981,961	982,938
Total Restricted Securities			$45,488,996
% of Net assets			2.6%

20

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Derivative Contracts at 10/31/19

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives

Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	440	$94,864,688	December - 2019	$(173,429)

Cleared Swap Agreements

Maturity Date		Notional Amount	Counter- party	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives

Interest Rate Swaps
7/15/21	USD	132,200,000	centrally cleared	1.88%/Quarterly	2.00% (3-Month LIBOR)/Quarterly	$1,253,749	$—	$1,253,749
9/19/21	USD	85,600,000	centrally cleared	1.57%/Monthly	1.84% (1-Month LIBOR)/Monthly	321,505	—	321,505

						$1,575,254	$—	$1,575,254

At October 31, 2019, the fund had liquid securities with an aggregate value of $2,430,565 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,677,792,612)	$1,695,991,485
Investments in affiliated issuers, at value (identified cost, $71,890,120)	71,891,550
Cash	23,924
Receivables for
Net daily variation margin on open cleared swap agreements	348,743
Net daily variation margin on open futures contracts	158,125
Fund shares sold	6,018,400
Interest	9,664,127
Receivable from investment adviser	59,370
Other assets	2,155
Total assets	$1,784,157,879

Liabilities
Payables for
Distributions	$366,354
Investments purchased	8,038,129
Fund shares reacquired	1,626,760
Payable to affiliates
Administrative services fee	1,259
Shareholder servicing costs	437,548
Distribution and service fees	11,930
Program manager fees	513
Accrued expenses and other liabilities	65,593
Total liabilities	$10,548,086
Net assets	$1,773,609,793

Net assets consist of
Paid-in capital	$1,796,288,975
Total distributable earnings (loss)	(22,679,182)
Net assets	$1,773,609,793
Shares of beneficial interest outstanding	295,007,734

22

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$684,153,519	113,640,457	$6.02
Class B	3,406,566	567,088	6.01
Class C	41,386,203	6,877,924	6.02
Class I	253,780,812	42,340,770	5.99
Class R1	1,439,656	239,790	6.00
Class R2	2,065,074	343,045	6.02
Class R3	1,466,438	243,434	6.02
Class R4	207,895	34,426	6.04
Class R6	597,684,276	99,485,229	6.01
Class 529A	139,036,022	23,096,767	6.02
Class 529B	3,653,636	608,607	6.00
Class 529C	45,329,696	7,530,197	6.02

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $6.17 [100 / 97.50 x $6.02] and $6.17 [100 / 97.50 x $6.02], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$25,375,703
Dividends from affiliated issuers	460,811
Total investment income	$25,836,514
Expenses
Management fee	$3,275,664
Distribution and service fees	1,469,495
Shareholder servicing costs	715,309
Program manager fees	45,050
Administrative services fee	116,204
Independent Trustees’ compensation	13,813
Custodian fee	64,968
Shareholder communications	45,505
Audit and tax fees	33,262
Legal fees	6,765
Miscellaneous	132,882
Total expenses	$5,918,917
Fees paid indirectly	(2,609)
Reduction of expenses by investment adviser and distributor	(743,258)
Net expenses	$5,173,050
Net investment income (loss)	$20,663,464

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$766,735
Affiliated issuers	(518)
Futures contracts	337,207
Swap agreements	(934,699)
Net realized gain (loss)	$168,725
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$16,805,995
Affiliated issuers	1,174
Futures contracts	(173,429)
Swap agreements	1,575,254
Net unrealized gain (loss)	$18,208,994
Net realized and unrealized gain (loss)	$18,377,719
Change in net assets from operations	$39,041,183

See Notes to Financial Statements

24

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/19 (unaudited)	Year ended 4/30/19

From operations
Net investment income (loss)	$20,663,464	$33,749,977
Net realized gain (loss)	168,725	(912,411)
Net unrealized gain (loss)	18,208,994	18,871,826
Change in net assets from operations	$39,041,183	$51,709,392
Total distributions to shareholders	$(22,298,331)	$(34,717,671)
Change in net assets from fund share transactions	$169,198,224	$191,833,802
Total change in net assets	$185,941,076	$208,825,523

Net assets
At beginning of period	1,587,668,717	1,378,843,194
At end of period	$1,773,609,793	$1,587,668,717

See Notes to Financial Statements

25

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$5.96		$5.90	$5.99	$6.00		$6.03	$6.06

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.14	$0.10	$0.07	(c)	$0.06	$0.05
Net realized and unrealized gain (loss)	0.07		0.06	(0.08)	(0.00	)(w)	(0.02)	(0.01)
Total from investment operations	$0.14		$0.20	$0.02	$0.07		$0.04	$0.04

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.14)	$(0.11)	$(0.08)		$(0.07)	$(0.07)
Net asset value, end of period (x)	$6.02		$5.96	$5.90	$5.99		$6.00	$6.03
Total return (%) (r)(s)(t)(x)	2.34	(n)	3.43	0.36	1.12	(c)	0.68	0.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.82	0.83	0.82	(c)	0.85	0.86
Expenses after expense reductions (f)	0.65	(a)	0.71	0.72	0.72	(c)	0.74	0.75
Net investment income (loss)	2.42	(a)	2.30	1.68	1.11	(c)	0.94	0.84
Portfolio turnover	18	(n)	55	57	54		30	37
Net assets at end of period (000 omitted)	$684,154		$606,885	$486,144	$514,304		$462,778	$459,032

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class B			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$5.95		$5.88	$5.97	$5.98		$6.01	$6.04

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.09	$0.06	$0.02	(c)	$0.01	$0.01
Net realized and unrealized gain (loss)	0.07		0.07	(0.08)	(0.00	)(w)	(0.01)	(0.02)
Total from investment operations	$0.12		$0.16	$(0.02)	$0.02		$0.00 (w)	$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.09)	$(0.07)	$(0.03)		$(0.03)	$(0.02)
Net asset value, end of period (x)	$6.01		$5.95	$5.88	$5.97		$5.98	$6.01
Total return (%) (r)(s)(t)(x)	1.96	(n)	2.83	(0.39)	0.35	(c)	(0.07)	(0.14)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.57	1.58	1.58	(c)	1.60	1.61
Expenses after expense reductions (f)	1.41	(a)	1.46	1.48	1.47	(c)	1.50	1.51
Net investment income (loss)	1.68	(a)	1.56	0.93	0.37	(c)	0.20	0.09
Portfolio turnover	18	(n)	55	57	54		30	37
Net assets at end of period (000 omitted)	$3,407		$3,703	$3,779	$5,286		$6,477	$6,463
See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class C			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$5.96		$5.89	$5.98	$5.99		$6.02	$6.05

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.09	$0.05	$0.02	(c)	$0.01	$(0.00	)(w)
Net realized and unrealized gain (loss)	0.06		0.07	(0.08)	(0.00	)(w)	(0.02)	(0.01)
Total from investment operations	$0.11		$0.16	$(0.03)	$0.02		$(0.01)	$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)	$(0.06)	$(0.03)		$(0.02)	$(0.02)
Net asset value, end of period (x)	$6.02		$5.96	$5.89	$5.98		$5.99	$6.02
Total return (%) (r)(s)(t)(x)	1.91	(n)	2.73	(0.49)	0.26	(c)	(0.17)	(0.24)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.57	1.58	1.58	(c)	1.60	1.61
Expenses after expense reductions (f)	1.51	(a)	1.56	1.58	1.57	(c)	1.59	1.60
Net investment income (loss)	1.58	(a)	1.45	0.83	0.27	(c)	0.09	(0.00	)(w)
Portfolio turnover	18	(n)	55	57	54		30	37
Net assets at end of period (000 omitted)	$41,386		$47,447	$56,372	$95,767		$119,063	$137,178

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class I			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$5.93		$5.87	$5.96	$5.97		$6.00	$6.03

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.14	$0.11	$0.08	(c)	$0.07	$0.06
Net realized and unrealized gain (loss)	0.06		0.07	(0.08)	(0.00	)(w)	(0.02)	(0.01)
Total from investment operations	$0.14		$0.21	$0.03	$0.08		$0.05	$0.05

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.15)	$(0.12)	$(0.09)		$(0.08)	$(0.08)
Net asset value, end of period (x)	$5.99		$5.93	$5.87	$5.96		$5.97	$6.00
Total return (%) (r)(s)(t)(x)	2.42	(n)	3.59	0.51	1.27	(c)	0.83	0.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.57	0.58	0.58	(c)	0.60	0.61
Expenses after expense reductions (f)	0.50	(a)	0.56	0.58	0.57	(c)	0.59	0.60
Net investment income (loss)	2.56	(a)	2.46	1.81	1.28	(c)	1.10	1.00
Portfolio turnover	18	(n)	55	57	54		30	37
Net assets at end of period (000 omitted)	$253,781		$187,021	$141,291	$257,580		$222,997	$296,392

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class R1			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$5.94		$5.88	$5.97	$5.98		$6.01	$6.04

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.09	$0.05	$0.02	(c)	$0.01	$0.00	(w)
Net realized and unrealized gain (loss)	0.06		0.06	(0.08)	(0.00	)(w)	(0.02)	(0.01)
Total from investment operations	$0.11		$0.15	$(0.03)	$0.02		$(0.01)	$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)	$(0.06)	$(0.03)		$(0.02)	$(0.02)
Net asset value, end of period (x)	$6.00		$5.94	$5.88	$5.97		$5.98	$6.01
Total return (%) (r)(s)(t)(x)	1.91	(n)	2.55	(0.49)	0.26	(c)	(0.17)	(0.24)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.57	1.58	1.58	(c)	1.60	1.61
Expenses after expense reductions (f)	1.49	(a)	1.56	1.58	1.57	(c)	1.60	1.60
Net investment income (loss)	1.55	(a)	1.47	0.83	0.26	(c)	0.09	(0.00	)(w)
Portfolio turnover	18	(n)	55	57	54		30	37
Net assets at end of period (000 omitted)	$1,440		$451	$294	$328		$484	$632

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class R2			4/30/19	4/30/18	4/30/17		4/30/16		4/30/15
	(unaudited)
Net asset value, beginning of period	$5.96		$5.89	$5.98	$6.00		$6.02		$6.06

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.12	$0.08	$0.05	(c)	$0.04		$0.04
Net realized and unrealized gain (loss)	0.06		0.07	(0.07)	(0.01)		(0.00	)(w)	(0.03)
Total from investment operations	$0.13		$0.19	$0.01	$0.04		$0.04		$0.01

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.12)	$(0.10)	$(0.06)		$(0.06)		$(0.05)
Net asset value, end of period (x)	$6.02		$5.96	$5.89	$5.98		$6.00		$6.02
Total return (%) (r)(s)(t)(x)	2.22	(n)	3.34	0.11	0.70	(c)	0.60		0.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.07	1.08	1.08	(c)	1.10		1.11
Expenses after expense reductions (f)	0.91	(a)	0.96	0.98	0.97	(c)	0.99		1.00
Net investment income (loss)	2.18	(a)	2.04	1.42	0.87	(c)	0.69		0.59
Portfolio turnover	18	(n)	55	57	54		30		37
Net assets at end of period (000 omitted)	$2,065		$2,524	$2,908	$3,504		$3,517		$3,955

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class R3			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$5.96		$5.90	$5.99	$6.00		$6.03	$6.05

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.13	$0.09	$0.06	(c)	$0.05	$0.05
Net realized and unrealized gain (loss)	0.07		0.06	(0.07)	(0.00	)(w)	(0.02)	(0.01)
Total from investment operations	$0.14		$0.19	$0.02	$0.06		$0.03	$0.04

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.13)	$(0.11)	$(0.07)		$(0.06)	$(0.06)
Net asset value, end of period (x)	$6.02		$5.96	$5.90	$5.99		$6.00	$6.03
Total return (%) (r)(s)(t)(x)	2.29	(n)	3.32	0.26	1.02	(c)	0.58	0.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.82	0.83	0.83	(c)	0.85	0.86
Expenses after expense reductions (f)	0.76	(a)	0.81	0.83	0.82	(c)	0.84	0.85
Net investment income (loss)	2.33	(a)	2.19	1.57	1.01	(c)	0.84	0.76
Portfolio turnover	18	(n)	55	57	54		30	37
Net assets at end of period (000 omitted)	$1,466		$2,249	$2,140	$2,769		$3,288	$3,653

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class R4			4/30/19		4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$5.99		$5.89		$5.98	$6.00		$6.03	$6.06

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.15		$0.11	$0.08	(c)	$0.07	$0.05
Net realized and unrealized gain (loss)	0.05	(g)	0.10	(g)	(0.08)	(0.01)		(0.02)	(0.00	)(w)
Total from investment operations	$0.13		$0.25		$0.03	$0.07		$0.05	$0.05

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.15)		$(0.12)	$(0.09)		$(0.08)	$(0.08)
Net asset value, end of period (x)	$6.04		$5.99		$5.89	$5.98		$6.00	$6.03
Total return (%) (r)(s)(t)(x)	2.25	(n)	4.28		0.51	1.10	(c)	0.84	0.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.63		0.58	0.58	(c)	0.60	0.61
Expenses after expense reductions (f)	0.51	(a)	0.62		0.58	0.57	(c)	0.59	0.61
Net investment income (loss)	2.58	(a)	2.60		1.84	1.27	(c)	1.09	0.89
Portfolio turnover	18	(n)	55		57	54		30	37
Net assets at end of period (000 omitted)	$208		$304		$6,537	$6,516		$6,946	$7,234

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class R6			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$5.95		$5.88	$5.97	$5.99		$6.01	$6.04

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.15	$0.11	$0.08	(c)	$0.07	$0.07
Net realized and unrealized gain (loss)	0.07		0.07	(0.08)	(0.01)		(0.01)	(0.02)
Total from investment operations	$0.15		$0.22	$0.03	$0.07		$0.06	$0.05

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.15)	$(0.12)	$(0.09)		$(0.08)	$(0.08)
Net asset value, end of period (x)	$6.01		$5.95	$5.88	$5.97		$5.99	$6.01
Total return (%) (r)(s)(t)(x)	2.45	(n)	3.82	0.58	1.17	(c)	1.08	0.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.50	0.51	0.51	(c)	0.52	0.52
Expenses after expense reductions (f)	0.44	(a)	0.49	0.50	0.50	(c)	0.51	0.51
Net investment income (loss)	2.64	(a)	2.51	1.91	1.34	(c)	1.17	1.08
Portfolio turnover	18	(n)	55	57	54		30	37
Net assets at end of period (000 omitted)	$597,684		$561,643	$524,653	$516,582		$520,011	$493,576

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class 529A			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$5.96		$5.89	$5.98	$6.00		$6.03	$6.06

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.13	$0.10	$0.06	(c)	$0.05	$0.05
Net realized and unrealized gain (loss)	0.07		0.08	(0.08)	(0.01)		(0.01)	(0.02)
Total from investment operations	$0.14		$0.21	$0.02	$0.05		$0.04	$0.03

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.14)	$(0.11)	$(0.07)		$(0.07)	$(0.06)
Net asset value, end of period (x)	$6.02		$5.96	$5.89	$5.98		$6.00	$6.03
Total return (%) (r)(s)(t)(x)	2.32	(n)	3.55	0.31	0.90	(c)	0.63	0.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.87	0.91	0.92	(c)	0.95	0.96
Expenses after expense reductions (f)	0.70	(a)	0.75	0.77	0.76	(c)	0.79	0.80
Net investment income (loss)	2.38	(a)	2.26	1.65	1.08	(c)	0.90	0.79
Portfolio turnover	18	(n)	55	57	54		30	37
Net assets at end of period (000 omitted)	$139,036		$128,741	$108,692	$89,431		$55,996	$47,228

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class 529B			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$5.94		$5.88	$5.96	$5.98		$6.00	$6.04

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.09	$0.05	$0.02	(c)	$0.01	$0.00 (w)
Net realized and unrealized gain (loss)	0.06		0.06	(0.07)	(0.01)		(0.01)	(0.02)
Total from investment operations	$0.11		$0.15	$(0.02)	$0.01		$0.00 (w)	$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)	$(0.06)	$(0.03)		$(0.02)	$(0.02)
Net asset value, end of period (x)	$6.00		$5.94	$5.88	$5.96		$5.98	$6.00
Total return (%) (r)(s)(t)(x)	1.93	(n)	2.59	(0.29)	0.13	(c)	0.03	(0.37)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.62	1.66	1.68	(c)	1.70	1.71
Expenses after expense reductions (f)	1.45	(a)	1.50	1.52	1.52	(c)	1.55	1.56
Net investment income (loss)	1.64	(a)	1.50	0.90	0.33	(c)	0.14	0.04
Portfolio turnover	18	(n)	55	57	54		30	37
Net assets at end of period (000 omitted)	$3,654		$3,903	$4,379	$3,807		$2,354	$2,184

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class 529C			4/30/19	4/30/18	4/30/17		4/30/16		4/30/15
	(unaudited)
Net asset value, beginning of period	$5.96		$5.89	$5.98	$6.00		$6.02		$6.06

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.08	$0.05	$0.01	(c)	$0.00	(w)	$(0.00	)(w)
Net realized and unrealized gain (loss)	0.06		0.08	(0.08)	(0.01)		(0.00	)(w)	(0.03)
Total from investment operations	$0.11		$0.16	$(0.03)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)	$(0.06)	$(0.02)		$(0.02)		$(0.01)
Net asset value, end of period (x)	$6.02		$5.96	$5.89	$5.98		$6.00		$6.02
Total return (%) (r)(s)(t)(x)	1.89	(n)	2.68	(0.53)	0.05	(c)	(0.05)		(0.45)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.62	1.66	1.67	(c)	1.70		1.71
Expenses after expense reductions (f)	1.55	(a)	1.60	1.62	1.61	(c)	1.63		1.65
Net investment income (loss)	1.53	(a)	1.40	0.79	0.23	(c)	0.05		(0.05)
Portfolio turnover	18	(n)	55	57	54		30		37
Net assets at end of period (000 omitted)	$45,330		$42,799	$41,655	$45,315		$29,824		$27,100

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

37

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across

38

Notes to Financial Statements (unaudited) – continued

transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine

39

Notes to Financial Statements (unaudited) – continued

value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of October 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$256,165,433	$—	$256,165,433
Non-U.S. Sovereign Debt	—	33,116,525	—	33,116,525
Municipal Bonds	—	9,571,038	—	9,571,038
U.S. Corporate Bonds	—	570,373,737	—	570,373,737
Residential Mortgage-Backed Securities	—	44,801,527	—	44,801,527
Commercial Mortgage-Backed Securities	—	165,902,252	—	165,902,252
Asset-Backed Securities (including CDOs)	—	333,055,029	—	333,055,029
Foreign Bonds	—	283,005,944	—	283,005,944
Mutual Funds	71,891,550	—	—	71,891,550
Total	$71,891,550	$1,695,991,485	$—	$1,767,883,035

Other Financial Instruments
Futures Contracts – Liabilities	$(173,429)	$—	$—	$(173,429)
Swap Agreements – Assets	—	1,575,254	—	1,575,254

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

40

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(173,429)
Interest Rate	Interest Rate Swaps	1,575,254	—
Total		$1,575,254	$(173,429)

(a)

Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$337,207	$(934,699)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$(173,429)	$1,575,254

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the

41

Notes to Financial Statements (unaudited) – continued

form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

42

Notes to Financial Statements (unaudited) – continued

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

43

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount

44

Notes to Financial Statements (unaudited) – continued

payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/19
Ordinary income (including any short-term capital gains)	$34,717,671

45

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/19

Cost of investments	$1,752,699,566
Gross appreciation	22,979,380

Gross depreciation	(7,795,911)
Net unrealized appreciation (depreciation)	$15,183,469

As of 4/30/19

Undistributed ordinary income	3,073,012
Capital loss carryforwards	(37,827,130)
Other temporary differences	(3,602,187)
Net unrealized appreciation (depreciation)	(1,065,729)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(2,380,968)
Long-Term	(35,446,162)
Total	$(37,827,130)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and

46

Notes to Financial Statements (unaudited) – continued

Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 10/31/19	Year ended 4/30/19
Class A	$8,403,839	$12,701,370
Class B	33,162	59,359
Class C	407,117	802,337
Class I	3,036,969	3,853,501
Class R1	8,116	5,742
Class R2	27,602	56,099
Class R3	25,163	47,850
Class R4	2,865	12,087
Class R6	8,245,014	13,868,958
Class 529A	1,695,391	2,650,949
Class 529B	33,882	59,973
Class 529C	379,211	599,446
Total	$22,298,331	$34,717,671

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from May 1, 2019 through July 31, 2019, the management fee was computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. Effective August 1, 2019, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion	0.33%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2019, this management fee reduction amounted to $80,585, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2019 was equivalent to an annual effective rate of 0.38% of the fund’s average daily net assets.

Effective August 1, 2019, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.62%	1.37%	1.47%	0.47%	1.47%	0.87%	0.72%	0.47%	0.40%	0.67%	1.42%	1.52%

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Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2020. For the period from August 1, 2019 through October 31, 2019, this reduction amounted to $257,950, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $46,504 and $3,523 for the six months ended October 31, 2019, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$806,137
Class B	0.75%	0.25%	1.00%	0.90%	17,688
Class C	0.75%	0.25%	1.00%	1.00%	229,138
Class R1	0.75%	0.25%	1.00%	1.00%	4,627
Class R2	0.25%	0.25%	0.50%	0.40%	5,824
Class R3	—	0.25%	0.25%	0.25%	2,499
Class 529A	—	0.25%	0.25%	0.14%	165,643
Class 529B	0.75%	0.25%	1.00%	0.89%	18,782
Class 529C	0.75%	0.25%	1.00%	0.99%	219,157
Total Distribution and Service Fees					$1,469,495

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2019 based on each class’s average daily net assets. 0.10% of the Class A, Class B, Class 529A, and Class 529B service fee is currently being waived under a written waiver arrangement. For the period ended October 31, 2019, this waiver amounted to $322,452, $1,772, $66,257, and $1,880, for Class A, Class B, Class 529A, and Class 529B, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2020. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the period ended October 31, 2019, this waiver amounted to $1,165 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2020. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts

48

Notes to Financial Statements (unaudited) – continued

attributable to MFS or its affiliates’ seed money. For the period ended October 31, 2019, this rebate amounted to $4,460, $84, $4,946, $208, and $1,499 for Class A, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2019, were as follows:

Amount
Class A	$11,641
Class B	1,026
Class C	2,129
Class 529B	788
Class 529C	1,184

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2019, were as follows:

Fee
Class 529A	$33,130
Class 529B	940
Class 529C	10,980
Total Program Manager Fees	$45,050

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2019, the fee was $167,517, which equated to 0.0199% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $438,974.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS

49

Notes to Financial Statements (unaudited) – continued

fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended October 31, 2019, these costs for the fund amounted to $108,818 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2019 was equivalent to an annual effective rate of 0.0138% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended October 31, 2019, the fee paid by the fund under this agreement was $1,034 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended October 31, 2019, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$100,511,690	$51,413,947
Non-U.S. Government securities	$332,867,514	$244,851,057

50

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	41,986,444	$251,979,273	82,001,343	$483,785,604
Class B	89,431	536,298	283,465	1,667,962
Class C	1,399,661	8,409,181	3,283,396	19,330,905
Class I	20,191,220	120,701,604	26,334,952	154,740,628
Class R1	165,135	988,685	27,921	164,052
Class R2	45,766	273,172	119,292	704,451
Class R3	8,967	53,841	57,614	341,537
Class R4	5,549	32,921	12,682	75,136
Class R6	7,258,611	43,466,893	14,053,268	82,792,883
Class 529A	5,147,275	30,901,450	9,313,531	54,980,394
Class 529B	155,363	930,166	324,559	1,910,113
Class 529C	1,932,484	11,599,719	3,501,082	20,672,767
	78,385,906	$469,873,203	139,313,105	$821,166,432

Shares issued to shareholders in reinvestment of distributions
Class A	1,158,283	$6,955,695	1,731,784	$10,235,705
Class B	5,130	30,743	9,123	53,799
Class C	62,431	374,753	130,861	772,576
Class I	441,765	2,641,517	508,598	2,994,164
Class R1	1,354	8,116	974	5,742
Class R2	4,194	25,179	8,044	47,500
Class R3	4,189	25,162	8,091	47,848
Class R4	476	2,864	2,035	12,085
Class R6	1,322,113	7,923,880	2,263,204	13,343,053
Class 529A	280,987	1,686,839	447,094	2,640,713
Class 529B	5,599	33,515	10,088	59,418
Class 529C	62,924	377,834	100,554	594,198
	3,349,445	$20,086,097	5,220,450	$30,806,801

51

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(31,342,356)	$(188,063,566)	(64,357,748)	$(379,828,657)
Class B	(150,168)	(898,496)	(312,457)	(1,841,013)
Class C	(2,550,328)	(15,313,500)	(5,016,704)	(29,601,778)
Class I	(9,816,322)	(58,663,518)	(19,391,465)	(114,056,386)
Class R1	(2,626)	(15,726)	(3,031)	(17,799)
Class R2	(130,578)	(782,287)	(197,024)	(1,161,860)
Class R3	(146,898)	(883,010)	(51,345)	(302,743)
Class R4	(22,288)	(133,617)	(1,073,106)	(6,321,154)
Class R6	(3,543,914)	(21,223,808)	(11,061,646)	(65,066,561)
Class 529A	(3,938,129)	(23,640,640)	(6,596,037)	(38,892,234)
Class 529B	(209,204)	(1,252,500)	(423,004)	(2,487,180)
Class 529C	(1,647,368)	(9,890,408)	(3,486,726)	(20,562,066)
	(53,500,179)	$(320,761,076)	(111,970,293)	$(660,139,431)

Net change
Class A	11,802,371	$70,871,402	19,375,379	$114,192,652
Class B	(55,607)	(331,455)	(19,869)	(119,252)
Class C	(1,088,236)	(6,529,566)	(1,602,447)	(9,498,297)
Class I	10,816,663	64,679,603	7,452,085	43,678,406
Class R1	163,863	981,075	25,864	151,995
Class R2	(80,618)	(483,936)	(69,688)	(409,909)
Class R3	(133,742)	(804,007)	14,360	86,642
Class R4	(16,263)	(97,832)	(1,058,389)	(6,233,933)
Class R6	5,036,810	30,166,965	5,254,826	31,069,375
Class 529A	1,490,133	8,947,649	3,164,588	18,728,873
Class 529B	(48,242)	(288,819)	(88,357)	(517,649)
Class 529C	348,040	2,087,145	114,910	704,899
	28,235,172	$169,198,224	32,563,262	$191,833,802

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective May 1, 2006, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective June 1, 2019, purchases of the fund’s Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 17%, 7%, 4%, and 1%, respectively, of the value of outstanding voting shares of the fund.

52

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2019, the fund’s commitment fee and interest expense were $4,467 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,994,362	$345,630,166	$318,733,634	$(518)	$1,174	$71,891,550

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$460,811	$—

53

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management

54

Board Review of Investment Advisory Agreement – continued

and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including the addition of a new portfolio manager team in early 2017. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee

55

Board Review of Investment Advisory Agreement – continued

and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median. The Trustees also noted that MFS has agreed to implement an expense limitation for the Fund effective August 1, 2019, which may not be changed without the Trustees’ approval.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed to implement contractual breakpoints that reduce its advisory fee rate on the Fund’s average daily net assets over $1 billion and $2.5 billion effective August 1, 2019. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry,

56

Board Review of Investment Advisory Agreement – continued

including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

57

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

58

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

October 31, 2019

MFS® Municipal Limited Maturity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MTL-SEM

MFS® Municipal Limited Maturity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S. and China have repeatedly raised tariffs on each other, though preliminary steps toward an interim trade agreement have been undertaken, modestly easing tensions in recent months. While British Prime Minister Boris Johnson has negotiated a reworked withdrawal agreement with the European Union, Parliament has not yet approved the deal, leading the EU to grant the United Kingdom a Brexit delay until no later than January 31, 2020. Uncertainty over Brexit, along with the ripple effects from the trade conflict, have hampered business confidence and investment in the U.K. and Europe, though investors hope that greater clarity regarding the Brexit outcome will emerge after a British parliamentary election in December.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October. Similarly, the European Central Bank loosened policy in September. While the monetary policy environment remains quite accommodative, tentative signs of easing trade tensions and receding global recession fears have helped push global interest rates modestly higher from the record-low levels posted late in the summer as investors grew less risk averse.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to responsible allocation of capital allow us to wade through the noise to uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline with the purpose of creating sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

December 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
General Obligations – General Purpose	15.2%
Healthcare Revenue – Hospitals	11.2%
General Obligations – Schools	8.9%
Investor Owned Utilities	5.8%
State & Local Agencies	5.5%
Utilities – Other	5.3%
Municipal Student Loans	4.8%
Special Tax – Transportation	4.6%
Airports	4.5%
Water & Sewer Utility Revenue	3.8%

Composition including fixed income credit quality (a)(i)
AAA	5.3%
AA	26.1%
A	40.0%
BBB	19.2%
BB	4.5%
CC	0.1%
C	0.9%
D	1.3%
Not Rated	2.4%
Cash & Cash Equivalents	0.2%

Portfolio facts (i)
Average Duration (d)	3.9
Average Effective Maturity (m)	4.9 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

Portfolio Composition – continued

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2019 through October 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019 through October 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period (p) 5/01/19-10/31/19
A	Actual	0.66%	$1,000.00	$1,026.78	$3.36
	Hypothetical (h)	0.66%	$1,000.00	$1,021.82	$3.35
B	Actual	1.41%	$1,000.00	$1,022.96	$7.17
	Hypothetical (h)	1.41%	$1,000.00	$1,018.05	$7.15
C	Actual	1.51%	$1,000.00	$1,022.41	$7.68
	Hypothetical (h)	1.51%	$1,000.00	$1,017.55	$7.66
I	Actual	0.51%	$1,000.00	$1,027.56	$2.60
	Hypothetical (h)	0.51%	$1,000.00	$1,022.57	$2.59
R6	Actual	0.44%	$1,000.00	$1,026.70	$2.24
	Hypothetical (h)	0.44%	$1,000.00	$1,022.92	$2.24

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 97.7%

Issuer	Shares/Par	Value ($)
Alabama - 2.9%
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Villas at Titusville II), “B”, 1.5%, 11/01/2022 (Put Date 5/01/2022) (w)	$3,000,000	$2,999,310
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/2023	14,390,000	16,072,335
Auburn University, General Fee Rev., “A”, 5%, 6/01/2021	2,170,000	2,301,068
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	4,031,400
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	5,000,000	5,601,150
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.261% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,386,782
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,361,489
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,575,794
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049 (Put Date 4/01/2024)	9,880,000	10,658,643
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	10,921,800

		$67,909,771
Alaska - 0.5%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2021	$1,400,000	$1,442,798
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2022	1,200,000	1,266,744
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2023 (w)	2,305,000	2,618,872
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2025 (w)	2,570,000	3,067,706
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	4,000,000	4,161,520

		$12,557,640
Arizona - 1.8%
Arizona Industrial Development Authority, Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2029	$895,000	$1,077,419

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 2.7%, 12/01/2037 (Put Date 8/14/2023)	$5,150,000	$5,351,983
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 6/01/2049 (Put Date 6/03/2024)	7,500,000	8,602,125
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,300,000	1,496,534
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	1,400,000	1,647,758
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,439,712
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,366,848
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,100,000	1,121,648
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	945,000	1,081,023
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/2021	1,260,000	1,350,405
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 3%, 7/01/2020	250,000	250,562
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025	1,240,000	1,313,334
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	2,790,000	2,845,828
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 3%, 7/01/2020	150,000	149,948
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2023	150,000	166,506
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2024	400,000	454,500
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2026	250,000	294,785
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2027	600,000	719,460

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2028	$150,000	$182,320
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 4%, 9/01/2029	1,950,000	2,062,905
State of Arizona, COP, “A”, 5%, 10/01/2028	7,000,000	9,015,650
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,200,000	1,220,988

		$43,212,241
Arkansas - 0.8%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2020	$355,000	$358,028
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2021	465,000	484,465
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	409,176
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/2021	5,000,000	5,309,350
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2021 (w)	245,000	259,095
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2022 (w)	250,000	272,007
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2024 (w)	400,000	457,500
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026 (w)	665,000	790,712
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	606,230
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2025	1,000,000	1,212,300
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2026	1,900,000	2,356,057
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/2021	3,250,000	3,283,995
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	330,921
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,887,394

		$18,017,230

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - 3.2%
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2020	$1,250,000	$1,270,000
California Educational Facilities Authority Rev. (University of San Francisco), ETM, 5%, 10/01/2021	245,000	263,429
California Educational Facilities Authority Rev., Unrefunded Balance (University of San Francisco), 5%, 10/01/2021	255,000	274,431
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/2043 (Put Date 10/15/2020)	2,400,000	2,484,000
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,329,264
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,195,120
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	1,365,000	1,410,304
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	5,439,950
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2024	350,000	398,801
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2025	365,000	425,017
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2026	300,000	347,553
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2021	750,000	778,200
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2022	1,120,000	1,185,341
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2023	1,245,000	1,340,018
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022	195,000	197,512
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	1,335,000	1,438,516
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	496,976
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	1,430,000	1,459,558
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2020	550,000	567,699
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2021	310,000	325,150
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2020	930,000	966,214
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2022	1,865,000	2,064,648

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2023	$1,865,000	$2,130,222
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/2020	5,000,000	5,184,050
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,638,833
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2021	750,000	796,755
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/2020	1,750,000	1,804,687
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2020	750,000	771,645
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2021	1,200,000	1,282,224
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,256,629
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2020	500,000	512,145
San Diego, CA, Association of Governments Capital Grant Receipts Rev. (Mid-Coast Corridor Transit Project), 1.8%, 11/15/2027	3,535,000	3,583,182
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,702,492
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	285,000	302,074
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	715,000	757,206
San Pablo, CA, Redevelopment Agency Rev., “A”, 5%, 6/15/2020	1,000,000	1,023,410
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,483,161
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2020	985,000	1,017,357
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2021	1,350,000	1,445,864
State of California, 5%, 8/01/2026	3,490,000	4,323,831
State of California, 5%, 8/01/2027	5,750,000	6,845,835
State of California, “B”, FLR, 2.171% (70% of LIBOR - 1mo. + 0.76%), 12/01/2031 (Put Date 12/01/2021)	5,000,000	5,035,800
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	3,500,000	4,518,990
Sweetwater, CA, Union High School District, 5%, 8/01/2031	1,665,000	1,962,069

		$76,036,162

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - 1.3%
Colorado Educational & Cultural Facilities Authority (Classical Academy Project), “A”, 5%, 12/01/2029	$1,040,000	$1,192,942
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	1,855,000	1,893,844
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	900,000	916,569
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	515,000	563,075
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2020	310,000	313,953
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	575,149
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 4%, 4/01/2023	130,000	135,455
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,792,020
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2027	2,000,000	2,426,820
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,580,509
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	1,160,000	1,241,676
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,927,047
Colorado Health Facilities Authority Rev., Improvement Bonds (Valley View Hospital Association Project), 2.8%, 5/15/2042 (Put Date 5/15/2023)	4,805,000	4,974,424
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2019	445,000	445,516
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,723,230
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,345,240
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2021	1,640,000	1,754,374
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,131,460
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2025	500,000	597,690
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2026	1,300,000	1,581,840
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2027	1,270,000	1,539,977

		$31,652,810

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - 1.9%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$2,187,694
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	3,051,076
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	2,042,989
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2021	565,000	580,238
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2020	1,830,000	1,898,717
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2021	3,775,000	4,061,409
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,445,770
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	6,623,064
New Haven, CT, General Obligation, “B”, BAM, 5%, 8/01/2027	3,520,000	4,259,974
State of Connecticut, “A”, 5%, 9/01/2023	2,005,000	2,277,239
State of Connecticut, “D”, BAM, 4%, 8/15/2030	11,250,000	12,673,462
University of Connecticut, General Obligation, “A”, BAM, 5%, 1/15/2028	1,720,000	2,095,923

		$45,197,555
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$228,782
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	380,000	392,118

		$620,900
District of Columbia - 0.3%
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	$1,045,000	$1,269,476
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-1”, FHA, 2.55%, 9/01/2023 (Put Date 3/01/2022)	5,000,000	5,114,250

		$6,383,726
Florida - 3.4%
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2020	$500,000	$519,625
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2021	600,000	644,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2022	$600,000	$664,518
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.375%, 5/01/2021	1,005,000	1,032,396
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.6%, 5/01/2022	1,040,000	1,085,167
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,150,567
Broward County, FL, School Board, COP, “A”, AGM, 5%, 7/01/2028	4,505,000	5,360,680
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	370,000	377,341
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	610,489
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	718,117
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	1,435,000	1,465,809
Florida Higher Educational Facilities Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2021	1,300,000	1,367,262
Florida Higher Educational Facilities Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	600,000	649,524
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	573,264
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,813,785
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,583,863
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,429,173
Florida Housing Finance Corp, Multi-Family Housing Rev. (Azure Estates), “J”, 1.45%, 3/01/2023 (Put Date 3/01/2022)	11,000,000	11,008,690
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2020	1,330,000	1,375,380
Lee Memorial Health System, FL, Hospital Rev., “A-2”, 5%, 4/01/2033 (Put Date 4/01/2026)	5,135,000	6,084,718
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2020	300,000	310,854
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2021	200,000	214,208
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	466,160

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Miami-Dade County FL, Housing Finance Authority Multi-Family Rev. (Liberty Square Phase Two LLC Project), 1.42%, 11/01/2040 (Put Date 5/01/2022)	$5,250,000	$5,255,197
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2022)	17,000,000	18,753,380
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	380,000	409,195
Miami-Dade County, FL, Seaport Rev., “B”, 5%, 10/01/2023	1,500,000	1,676,910
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2020	1,730,000	1,771,468
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2021	1,825,000	1,925,302
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	1,961,895
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2020	725,000	746,214
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2022	500,000	550,685
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2020	600,000	623,880
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2021	1,200,000	1,291,368
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “B-2”, 2.7%, 1/01/2022	695,000	695,028
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2020	3,000,000	3,097,110
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2021	1,000,000	1,066,570

		$81,330,192
Georgia - 3.9%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2020	$400,000	$402,428
Atlanta, GA, Water & Wastewater Rev., “B”, 5%, 11/01/2025	1,000,000	1,212,300
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 2.05%, 9/01/2029 (Put Date 11/19/2021)	4,135,000	4,165,310
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 1.55%, 8/01/2043 (Put Date 8/19/2022)	3,000,000	2,985,540
Brookhaven, GA, Development Authority Rev. (Children’s Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2026	1,250,000	1,530,450
Brookhaven, GA, Development Authority Rev. (Children’s Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2027	1,550,000	1,936,710
Brookhaven, GA, Development Authority Rev. (Children’s Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2028	1,665,000	2,119,861

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Brookhaven, GA, Development Authority Rev. (Children’s Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2029	$1,680,000	$2,174,894
Brookhaven, GA, Development Authority Rev. (Children’s Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2030	1,250,000	1,610,050
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	2,885,000	2,932,401
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.55%, 12/01/2049 (Put Date 8/19/2022)	4,000,000	3,977,480
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.925%, 11/01/2053 (Put Date 3/12/2024)	5,000,000	5,226,300
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2022 (w)	1,200,000	1,297,716
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2023 (w)	1,000,000	1,114,970
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2024 (w)	1,000,000	1,146,630
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2025 (w)	300,000	353,181
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2027 (w)	1,050,000	1,292,393
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2028 (w)	1,100,000	1,381,589
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/2021	1,000,000	1,072,260
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2021	5,030,000	5,252,728
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, FLR, 2.07% (MUNIPSA + 0.95%), 8/15/2035 (Put Date 2/18/2020)	2,500,000	2,500,375
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2020	500,000	508,970
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2021	700,000	735,049
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	8,670,000	9,358,138
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 4%, 8/01/2048 (Put Date 12/01/2023)	8,815,000	9,564,363
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 2.111% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,000,000	10,005,400
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	3,610,000	4,050,276

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/2021	$1,750,000	$1,871,625
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	1,962,887
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,600,155
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.05%, 7/01/2049 (Put Date 11/19/2021)	2,750,000	2,770,157

		$92,112,586
Guam - 0.5%
Guam Education Financing Foundation (Guam Public School Facilities Project), “A”, COP, 5%, 10/01/2020	$1,500,000	$1,537,680
Guam Education Financing Foundation (Guam Public School Facilities Project), “A”, COP, 5%, 10/01/2021	2,425,000	2,551,294
Guam Government Business Privilege Tax Rev., “A”, 5%, 1/01/2027	3,185,000	3,366,640
Guam International Airport Authority, “A”, 5%, 10/01/2022 (w)	580,000	632,879
Guam International Airport Authority, “A”, 5%, 10/01/2023 (w)	825,000	926,574
Guam Port Authority Rev., “B”, 5%, 7/01/2023	500,000	555,395
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,500,000	1,599,630

		$11,170,092
Hawaii - 0.4%
City & County of Honolulu, HI, General Obligation, “A”, 5%, 9/01/2027	$2,015,000	$2,546,738
State of Hawaii, “FH”, 5%, 10/01/2025	5,000,000	6,060,700

		$8,607,438
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke’s Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,400,980
Idaho Health Facilities Authority Rev. (St. Luke’s Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,572,878

		$4,973,858
Illinois - 11.0%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$1,683,360
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,726,020
Chicago, IL, “A”, 5%, 1/01/2022	1,000,000	1,052,820
Chicago, IL, “A”, 5%, 1/01/2028	5,000,000	5,828,550
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,538,290

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “A”, 5%, 1/01/2031	$2,000,000	$2,336,640
Chicago, IL, “A”, AGM, 5%, 1/01/2027	145,000	145,389
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	3,430,000	3,453,015
Chicago, IL, “C”, 5%, 1/01/2024	1,210,000	1,276,260
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	3,875,000	4,259,439
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	5,425,000	5,963,214
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	785,000	728,064
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	675,000	609,741
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	4,435,000	3,402,975
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	550,000	549,027
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	360,000	333,889
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	8,170,000	7,380,124
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	1,925,000	1,585,545
Chicago, IL, Board of Education, “A”, AAC, 5.5%, 12/01/2024	5,430,000	6,199,268
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AAC, 5.5%, 12/01/2019	200,000	200,540
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,905,125
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	1,500,000	1,772,595
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	3,301,540
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,740,815
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,483,000
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	12,021,900
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	6,640,000	5,654,226
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 6/15/2024	7,075,000	6,382,216
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 12/15/2026	1,275,000	1,067,456

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Midway Airport Rev., Second Lien, “A”, 5.5%, 1/01/2030	$3,060,000	$3,414,501
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	907,248
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,827,250
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2021	3,375,000	3,547,496
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	4,250,000	4,597,437
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,500,000	2,979,175
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5%, 1/01/2027	1,500,000	1,803,615
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,404,820
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	4,996,534
Chicago, IL, Water Rev., Second Lien, AGM, 5%, 11/01/2028	1,400,000	1,676,388
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,283,875
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,355,927
Cook County, IL, General Obligation Refunding, 5%, 11/15/2020	700,000	724,885
Cook County, IL, General Obligation Refunding, 5%, 11/15/2021	600,000	639,930
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	10,000,000	10,999,400
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	607,591
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2029	935,000	1,126,731
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2030	1,040,000	1,247,210
Granite City, IL, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.2%, 5/01/2027 (Put Date 5/01/2020)	2,475,000	2,482,722
Illinois Educational Facilities Authority Rev. (University of Chicago), “B”, 1.875%, 7/01/2025 (Put Date 2/13/2020)	6,750,000	6,761,677
Illinois Finance Authority Rev. (DePaul University), ETM, 5%, 10/01/2020	5,000	5,171
Illinois Finance Authority Rev. (DePaul University), Unrefunded Balance, 5%, 10/01/2020	3,330,000	3,439,324
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	438,664
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	393,876

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	$825,000	$950,895
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	735,000	766,715
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.772% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	700,000	701,491
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	4,368,936
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2021	1,000,000	1,054,550
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	876,893
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	894,900
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2027	250,000	306,680
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	243,058
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2029	250,000	316,065
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	313,920
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	294,095
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,350,000	1,547,559
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	878,753
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,550,692
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,515,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	$430,000	$435,483
Illinois Housing Development Authority, Multi-Family Housing Rev. (Century Woods), 1.9%, 10/01/2022 (Put Date 10/01/2021)	1,270,000	1,281,011
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,804,200
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	1,605,000	1,711,813
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,135,000	1,219,183
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	1,089,157
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/2021	3,230,000	3,177,868
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded Balance, 0%, 1/01/2021	4,215,000	4,138,961
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 4%, 12/01/2020	785,000	807,208
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	518,508
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	535,434
Madison, Macoupin, Etc. Counties, IL, Community College District No. 536, BAM, 5%, 11/01/2027	1,485,000	1,687,806
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 6/15/2026	2,385,000	2,048,977
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NATL, 5.5%, 6/15/2029	3,110,000	3,779,241
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2025	80,000	87,592
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	183,924
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	190,415
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	790,356
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2026	1,000,000	1,136,210
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2027	1,270,000	1,460,792

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2028	$1,200,000	$1,475,208
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2029	4,430,000	5,382,228
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/2020	500,000	509,680
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2020	520,000	534,248
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	539,510
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,177,310
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,613,890
State of Illinois, 5%, 6/01/2020	2,250,000	2,288,632
State of Illinois, 5%, 1/01/2022	500,000	502,355
State of Illinois, 5%, 1/01/2024	3,000,000	3,012,810
State of Illinois, 5%, 2/01/2025	525,000	586,793
State of Illinois, 5%, 2/01/2026	2,705,000	3,072,934
State of Illinois, 5%, 2/01/2027	5,000,000	5,719,650
State of Illinois, AGM, 5%, 2/01/2027	910,000	1,016,907
State of Illinois, BAM, 5%, 8/01/2021	8,870,000	9,346,496
State of Illinois, NATL, 6%, 11/01/2026	2,565,000	3,004,231
State of Illinois, “A”, 5%, 12/01/2020	1,630,000	1,681,019
State of Illinois, “A”, 4%, 1/01/2025	1,775,000	1,825,605
State of Illinois, “B”, 5%, 11/01/2019	8,815,000	8,815,000
State of Illinois, “B”, 5%, 12/01/2020	900,000	928,170
State of Illinois, “A”, 5%, 12/01/2024	220,000	245,958
State of Illinois, “A”, 5%, 10/01/2028	3,325,000	3,875,354
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	438,535
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	1,068,235
Will County, IL, Forest Preservation District, 5%, 12/15/2019	1,250,000	1,255,313

		$262,823,477
Indiana - 2.6%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,171,290
Evansville, IN, Redevelopment Authority Lease Rental Rev. (Arena Project), BAM, 5%, 2/01/2025	1,000,000	1,173,920
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2021	1,000,000	1,070,760
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 2.95%, 10/01/2031 (Put Date 10/01/2021)	595,000	609,351

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	$740,000	$910,977
Indiana Finance Authority Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	967,340
Indiana Finance Authority Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,427,998
Indiana Finance Authority Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,227,674
Indiana Finance Authority Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,732,751
Indiana Finance Authority Hospital Rev. (Indiana University Health Obligated Group), “B”, 1.65%, 12/01/2042 (Put Date 7/01/2022)	3,000,000	3,017,100
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	1,000,000	1,071,960
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,193,450
Indiana Health Facility Financing Authority Rev. (Ascension Health Subordinate Credit Group), “A-8”, 1.25%, 11/01/2027 (Put Date 5/01/2020)	1,535,000	1,534,923
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2028	1,100,000	1,399,739
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2029	1,000,000	1,296,740
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2030	1,300,000	1,669,902
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2031	1,500,000	1,915,710
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2020	1,690,000	1,707,339
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,759,965
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2026	1,500,000	1,776,420
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,447,729
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,827,454
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,218,050
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,233,070
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2028	1,435,000	1,766,356

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	$1,100,000	$1,200,320
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 5%, 11/01/2047 (Put Date 11/01/2020)	7,500,000	8,563,050
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 12/01/2044 (Put Date 6/05/2026)	6,590,000	7,781,538
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,295,800

		$61,968,676
Iowa - 0.3%
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2020	$1,050,000	$1,086,067
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2022	1,375,000	1,503,700
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	1,000,000	1,145,170
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,662,106
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	140,000	140,245
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	380,000	388,178

		$5,925,466
Kansas - 0.8%
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2021	$1,200,000	$1,259,352
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2022	1,200,000	1,296,132
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2024	1,300,000	1,477,307
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2025 (w)	1,130,000	1,320,857
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2026 (w)	1,770,000	2,107,061
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2027 (w)	1,865,000	2,259,261
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2028 (w)	1,960,000	2,407,370
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2029 (w)	2,060,000	2,556,563
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2030 (w)	2,165,000	2,661,629
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2031 (w)	2,270,000	2,768,946

		$20,114,478

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - 3.2%
Bowling Green, KY, Water and Sewer Rev., AGM, 5%, 6/01/2028	$1,845,000	$2,224,387
Bowling Green, KY, Water and Sewer Rev., AGM, 4%, 6/01/2030	2,180,000	2,455,966
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	10,615,000
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 100), “A”, 5%, 8/01/2020	5,000,000	5,135,250
Kentucky Bond Development Corp. Industrial Building Rev. (Transylvania University Project), “D”, 3%, 3/01/2021	375,000	383,194
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	2,011,380
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,334,860
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	3,103,170
Kentucky Higher Education Student Loan Corp. Rev., “A”, 3%, 6/01/2029	1,970,000	2,024,254
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2022	300,000	324,270
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2023	350,000	388,070
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	700,000	794,157
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,563,165
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,354,920
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,580,890
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,389,085
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	853,090
Louisville & Jefferson County, KY, Metro Government College
Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,260,412
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,172,946
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049 (Put Date 10/01/2024)	10,000,000	11,061,100
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 6/01/2025)	10,000,000	11,094,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Trimble, KY, Pollution Control Rev. (Louisville Gas & Electric Co.), “B”, 2.55%, 11/01/2027 (Put Date 5/03/2021)	$8,000,000	$8,151,360
University of Kentucky, General Receipts, “A”, 4%, 10/01/2029	1,000,000	1,137,090

		$75,412,916
Louisiana - 0.9%
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	$1,460,000	$1,545,352
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,165,000	1,272,506
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,409,523
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,542,183
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2023	1,480,000	1,654,610
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2024	350,000	402,045
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2026	735,000	861,501
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2027	945,000	1,108,570
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2029	1,890,000	2,209,826
New Orleans, LA, Water Rev., 5%, 12/01/2019	700,000	701,939
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	390,000	480,839
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	4,335,000	4,573,685

		$21,762,579
Maine - 0.3%
Maine Municipal Bond Bank, “B”, 5%, 11/01/2024	$1,000,000	$1,176,320
Maine Municipal Bond Bank, “B”, 5%, 11/01/2025	1,000,000	1,207,180
Portland, ME, General Airport Rev., 4%, 7/01/2020	200,000	203,048
State of Maine, “B”, 5%, 6/01/2020	5,000,000	5,110,250

		$7,696,798
Maryland - 1.4%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$977,610
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	2,000,000	2,391,620
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	1,000,000	1,189,290
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 3%, 7/01/2020 (w)	385,000	387,649
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 3%, 7/01/2024 (w)	880,000	896,025
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028	500,000	533,845
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2026	160,000	195,451

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2027	$245,000	$304,528
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2028	195,000	246,145
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/2036	2,430,000	2,559,446
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	2,710,000	2,729,647
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,505,979
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,814,704
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	747,143
Prince George’s County, MD, Public Improvement, “A”, 5%, 9/15/2024	7,000,000	8,251,880
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “C-3”, 2.5%, 11/01/2024	630,000	630,233
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,109,180
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	5,500,000	5,828,625

		$32,299,000
Massachusetts - 2.9%
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/2021	$6,185,000	$6,598,776
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	475,000	572,199
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	734,154
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	645,908
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2027	2,000,000	2,535,720
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2028	2,340,000	3,027,328
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2022	2,240,000	2,459,923
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2023	1,375,000	1,558,645

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	$25,000	$25,198
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	145,000	157,799
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,776,120
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	2,108,102
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,447,180
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,151,670
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2025	1,150,000	1,349,445
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2026	1,500,000	1,794,450
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2027	1,000,000	1,216,420
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2028	780,000	963,261
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2029	850,000	1,054,986
Massachusetts Development Finance Agency, Solid Waste
Disposal Rev. (Waste Management, Inc. Project), 2.15%, 5/01/2027 (Put Date 5/01/2020)	1,195,000	1,198,442
Massachusetts Educational Financing Authority, Education Loan
Rev., “A”, 5%, 1/01/2021	5,500,000	5,726,105
Massachusetts Educational Financing Authority, Education Loan
Rev., “I”, 5%, 1/01/2025	3,450,000	4,005,967
Massachusetts Educational Financing Authority, Education Loan
Rev., “J”, 5%, 7/01/2020	4,400,000	4,504,544
Massachusetts Educational Financing Authority, Education Loan
Rev., “J”, 3.5%, 7/01/2033	3,955,000	4,107,663
Massachusetts Educational Financing Authority, Education Loan
Rev., “K”, 3.625%, 7/01/2032	2,625,000	2,737,665
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 8/15/2022	8,405,000	9,288,618
Scituate, MA, General Obligation Anticipation Notes, 3%, 12/13/2019	4,516,000	4,526,026

		$68,272,314
Michigan - 2.7%
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2023	$1,250,000	$1,400,737

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2025	$1,000,000	$1,145,470
Detroit, MI, Downtown Development Authority Tax Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2029	1,000,000	1,133,140
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	571,876
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	727,495
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,183,670
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2020	1,500,000	1,536,135
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2021	1,000,000	1,059,130
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-1”, 5%, 7/01/2021	400,000	424,332
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Second Lien Local Project), “D-1”, AGM, 5%, 7/01/2020	1,500,000	1,536,840
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2021	3,500,000	3,712,905
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/2020	7,570,000	7,715,420
Michigan Finance Authority, Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	11,739,200
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,000,000	1,026,770
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,440,800
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,685,950
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,713,940

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2021	$2,460,000	$2,626,813
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2031	5,160,000	5,854,846
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	293,952
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan
Wayne County Airport), “D”, 5%, 12/01/2025	350,000	421,981
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan
Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	2,120,716
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan
Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	3,433,063
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan
Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	3,262,590
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan
Wayne County Airport), “G”, 5%, 12/01/2023	400,000	457,684

		$63,225,455
Minnesota - 0.8%
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2020	$335,000	$335,928
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2021	390,000	393,740
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2022	610,000	618,076
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2023	630,000	638,971
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2024	650,000	664,482
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	675,000	688,446
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2027	730,000	788,802
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2028	765,000	827,110
Duluth, MN, Independent School District No. 709, “A”, COP,
STAPRP, 5%, 2/01/2025	135,000	157,959
Duluth, MN, Independent School District No. 709, “B”, COP,
STAPRP, 5%, 2/01/2026	430,000	514,456
Duluth, MN, Independent School District No. 709, “B”, COP,
STAPRP, 5%, 2/01/2028	125,000	154,793
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	500,000	585,035

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Minneapolis-St. Paul, MN, Metropolitan Airports Commission,
Senior Airport Rev., “C”, 5%, 1/01/2025	$250,000	$295,983
Minneapolis-St. Paul, MN, Metropolitan Airports Commission,
Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	242,776
Minneapolis-St. Paul, MN, Metropolitan Airports Commission,
Subordinate Airport Rev., “B”, 5%, 1/01/2020	1,750,000	1,760,203
Minneapolis-St. Paul, MN, Metropolitan Airports Commission,
Subordinate Airport Rev., “B”, 5%, 1/01/2021	2,000,000	2,085,000
Minnesota Office of Higher Education Supplemental Student
Loan Program Rev., 4%, 11/01/2037	3,215,000	3,474,097
State of Minnesota, “B”, 5%, 8/01/2021	5,000,000	5,334,500

		$19,560,357
Mississippi - 2.3%
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2020	$625,000	$636,094
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at
Gulfport Project), 5%, 7/01/2024	2,065,000	2,338,468
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at
Gulfport Project), 5%, 7/01/2025	3,590,000	4,151,871
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at
Gulfport Project), 5%, 7/01/2026	2,485,000	2,925,093
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at
Gulfport Project), 5%, 7/01/2027	1,395,000	1,623,975
Mississippi Business Finance Corp., Rev. (System Energy
Resources, Inc. Project), 2.5%, 4/01/2022	10,000,000	10,034,700
Mississippi Development Bank Special Obligation (Gulfport
Public Improvement Project), BAM, 5%, 11/01/2030	1,745,000	2,128,341
Mississippi Development Bank Special Obligation (Magnolia
Regional Health Center Project), “A”, 5%, 10/01/2020	660,000	669,286
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5.5%, 10/01/2021	1,165,000	1,205,484
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5.5%, 10/01/2022	585,000	605,627
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6%, 10/01/2023	700,000	733,369
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/2021	1,685,000	1,756,815
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,110,750
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	878,790
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,787,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Home Corp., Multi-Family Housing Rev. (Gateway Affordable Communities Project), 2.4%, 2/01/2022 (Put Date 8/01/2021)	$5,000,000	$5,096,100
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	7,000,000	7,602,350
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-2”, 1.8%, 9/01/2022 (Put Date 12/02/2019)	2,925,000	2,925,439
State of Mississippi, “B”, 5%, 12/01/2025	415,000	504,661
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Company Project), 2.9%, 9/01/2032 (Put Date 9/01/2023)	4,000,000	4,171,360
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2024	400,000	459,312
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2025	585,000	690,037
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2026	525,000	617,678

		$54,652,630
Missouri - 1.3%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$435,000	$436,201
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2029	4,000,000	4,989,800
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2030	2,000,000	2,477,100
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2031	1,250,000	1,539,612
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/2020	535,000	537,991
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2021	565,000	587,820
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	550,000	589,078
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	215,000	247,706
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	3,122,350
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	9,969,014
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/2019	5,000,000	5,000,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Wentzville, MO, School District R-IV, General Obligation Refunding & Improvement Rev. (Missouri Direct Deposit Program), 4%, 3/01/2029	$1,555,000	$1,801,685

		$31,298,357
Nebraska - 0.6%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), 5%, 9/01/2020	$1,710,000	$1,756,991
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), 5%, 9/01/2021	2,000,000	2,121,100
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 4), 5%, 3/01/2050 (Put Date 2/01/2024)	8,500,000	9,469,000

		$13,347,091
Nevada - 0.7%
Clark County, NV, General Obligation Bank Refunding, “A”, 5%, 11/01/2019	$6,200,000	$6,200,000
State of Nevada, Director of Department of Business & Industry, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 1.875%, 12/01/2026 (Put Date 12/02/2019)	1,100,000	1,100,264
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Projects), “F”, 2.05%, 3/01/2036 (Put Date 4/15/2022)	10,250,000	10,343,378

		$17,643,642
New Hampshire - 0.4%
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Company Project), “A”, 2.8%, 10/01/2033 (Put Date 10/02/2023)	$5,000,000	$5,216,600
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	3,935,000	4,419,084

		$9,635,684
New Jersey - 5.7%
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	$345,000	$393,234
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	243,498
City of Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2022	1,325,000	1,414,226
City of Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2023	1,000,000	1,081,920
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,410,404
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	1,073,889

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	$795,000	$952,792
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	736,410
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2020	1,000,000	1,028,610
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2021	2,465,000	2,601,438
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,144,060
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2025	1,000,000	1,177,540
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2026	1,000,000	1,201,950
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 7/01/2020	500,000	511,210
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2021	300,000	311,619
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 7/01/2021	425,000	448,401
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	95,000	98,012
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	560,000	592,362
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	691,821
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2025	1,610,000	1,861,160
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2026	2,000,000	2,348,360
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2027	1,500,000	1,779,975
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2028	3,000,000	3,547,740
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	810,000	819,833
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	8,495,000	10,319,981

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	$6,885,000	$8,335,325
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,804,859
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,466,717
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,659,029
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,375,860
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	415,000	418,768
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1B”, 2.95%, 12/01/2028	7,100,000	7,198,477
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “A”, 2.375%, 12/01/2029	10,000,000	10,092,300
New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit Rev. (Pilgrim Baptist Village I & II), “E”, 1.5%, 9/01/2022 (Put Date 9/01/2021)	5,000,000	5,010,000
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2023	1,750,000	1,951,478
New Jersey Tobacco Settlement Financing Corp., “B”, 3.2%, 6/01/2027	8,495,000	8,679,681
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,405,780
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,589,800
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-2”, 5%, 6/15/2020	5,000,000	5,108,650
New Jersey Transportation Trust Fund Authority, Transportation Program (SIFMA Index Multimodal Notes), “BB-2”, FLR, 2.32% (SIFMA + 1.2%), 6/15/2034 (Put Date 12/15/2021)	10,000,000	10,057,900
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, NATL, 5.75%, 6/15/2023	1,010,000	1,154,965
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, AAC, 5.25%, 12/15/2023	155,000	176,759
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, NATL, 5.5%, 12/15/2020	1,910,000	1,994,269
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, NATL, 5.5%, 12/15/2021	5,000,000	5,421,150
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	6,610,000	5,179,860

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	$1,890,000	$1,335,077
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NATL, 0%, 12/15/2027	3,780,000	3,092,418
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,663,344
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,186,774
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	2,078,573
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2029	1,750,000	2,240,385

		$136,468,643
New Mexico - 0.2%
Clayton, NM, Jail Project Improvement Rev., NATL, 4%, 11/01/2019	$3,305,000	$3,305,000
Clayton, NM, Jail Project Improvement Rev., NATL, 5%, 11/01/2029	1,000,000	1,149,920

		$4,454,920
New York - 5.8%
Build NYC Resource Corp., Solid Waste Disposal Rev. (Pratt Paper New York, Inc. Project), 3.75%, 1/01/2020	$205,000	$205,644
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/2022	1,140,000	1,206,052
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “A”, 4%, 2/03/2020	15,000,000	15,096,750
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	20,000,000	21,935,600
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2020	1,000,000	1,022,960
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2021	200,000	209,934
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	269,965
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023	1,300,000	1,466,517
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025	2,400,000	2,832,360
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.375%, 12/01/2027	10,000,000	10,032,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “D”, 3.5%, 10/01/2029	$3,370,000	$3,848,136
New York Energy Research & Development Authority, Pollution
Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032 (Put Date 7/01/2025)	11,125,000	11,968,498
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/2020	3,395,000	3,465,378
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/2020	5,000	5,200
New York Environmental Facilities Corp. Rev., Unrefunded Balance, “C”, 5%, 11/15/2020	2,820,000	2,933,279
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2026	15,000,000	17,655,000
New York, NY, “I”, 5%, 8/01/2022	7,500,000	8,275,725
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “K-1-A”, 3.05%, 11/01/2027	5,195,000	5,335,421
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026 (w)	1,625,000	1,847,836
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027 (w)	1,425,000	1,612,658
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028 (w)	1,000,000	1,127,520
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029 (w)	175,000	196,662
Port Authority of NY & NJ (170th Series), 5%, 12/01/2019	1,410,000	1,413,863
Poughkeepsie, NY, Anticipation Notes, “A”, 3%, 5/02/2020	510,000	512,463
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2020	1,655,000	1,683,598
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2021	2,040,000	2,133,024
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2022	1,070,000	1,147,318
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2023	1,125,000	1,231,020
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2024	465,000	519,112
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	235,000	266,925
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	8,374,170
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,174,060
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,393,440
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,826,325
Westchester County, NY, Health Care Corp. Rev., “D”, VRDN, 1.87%, 11/01/2034	3,605,000	3,605,000

		$138,829,413

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 0.9%
Charlotte, NC, COP (Convention Facility Project), “A”, 5%, 12/01/2020	$4,100,000	$4,269,043
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	3,084,576
New Hanover County, NC, General Obligation School, 5%, 9/01/2025	2,140,000	2,597,489
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, ASSD GTY, 5%, 6/01/2022	665,000	724,065
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, ASSD GTY, 5%, 6/01/2023	325,000	364,306
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, ASSD GTY, 5%, 6/01/2024	700,000	805,420
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,794,360
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2027	4,000,000	4,884,360
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2020	500,000	517,430
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	763,551
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,210,880
Wayne County, NC, Limited Obligation, 4%, 6/01/2029	1,035,000	1,199,813

		$22,215,293
North Dakota - 0.4%
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2025	$2,265,000	$2,457,525
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2026	1,195,000	1,291,568
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2027	3,360,000	3,617,510
Williston, ND, Airport Rev., 4%, 11/01/2029	2,310,000	2,454,722

		$9,821,325
Ohio - 2.2%
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2024	$2,000,000	$2,275,660
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	2,294,873
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,565,500
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2029	1,250,000	1,351,725
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,473,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/2021 (Prerefunded 11/15/2020)	$375,000	$388,920
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2021 (Prerefunded 11/15/2020)	385,000	399,291
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2022 (Prerefunded 11/15/2020)	405,000	420,034
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 11/15/2019	300,000	300,147
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 5/15/2020	360,000	365,044
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 11/15/2020	365,000	374,826
Columbus, OH, 5%, 7/01/2022	2,350,000	2,585,282
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2026	2,000,000	2,323,460
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2027	2,150,000	2,538,139
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	115,000	124,262
Ohio Higher Education, “C”, 5%, 8/01/2021	8,000,000	8,535,200
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	693,050
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2021	1,000,000	1,067,200
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	848,160
Ohio Water Development Authority, Solid Waste Rev. (Waste Management, Inc.), 3.25%, 11/01/2022 (Put Date 11/01/2022)	11,000,000	11,491,150
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/2020	2,000,000	2,047,200
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	7,611,860

		$53,074,733
Oklahoma - 0.2%
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	$800,000	$926,344
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	584,630
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2020	1,500,000	1,529,925

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2021	$700,000	$737,989
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	651,708

		$4,430,596
Oregon - 0.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/2021	$350,000	$360,812
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	500,000	549,805
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2025 (Put Date 5/02/2022)	475,000	479,213
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 7/01/2038 (Put Date 5/01/2022)	645,000	655,223
Lake Oswego, OR, 4%, 6/01/2020	1,830,000	1,860,103
Lake Oswego, OR, 4%, 6/01/2021	2,330,000	2,434,454
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,735,530
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,185,870

		$9,261,010
Pennsylvania - 8.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$3,307,177
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FLR, 2.23% (LIBOR - 3mo. + 0.72%), 2/01/2021	670,000	670,704
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	4,952,054
Allentown, PA, City School District, BAM, 5%, 2/01/2027	4,375,000	5,317,987
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2022	700,000	743,414
Altoona, PA, Sewer Rev., AGM, 5%, 12/01/2027	500,000	616,460
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,250,000	1,482,875
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2024	615,000	680,338
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2025	1,000,000	1,124,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2024	$1,200,000	$1,327,488
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2025	1,680,000	1,889,160
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2023	720,000	803,952
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2024	2,250,000	2,584,665
Berks County, PA, Reading School District, “D”, BAM, 5%, 4/01/2025	5,000,000	5,880,650
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2019	500,000	500,575
Charleroi, PA, Area School District, BAM, 4%, 11/15/2026	1,110,000	1,269,918
Charleroi, PA, Area School District, BAM, 4%, 11/15/2028	250,000	291,185
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	10,884,780
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	7,435,482
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,672,270
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	585,000	604,516
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,025,000	1,087,361
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	730,000	792,824
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/2026	1,400,000	1,410,416
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2020	500,000	507,500
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2022	1,095,000	1,171,989
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 3.25%, 5/01/2023	210,000	214,444
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,000,000	1,178,580
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2027	1,075,000	1,315,069
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2030	855,000	1,075,855
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2031	525,000	656,045
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2021	870,000	912,143
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2022	650,000	704,457

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2024	$230,000	$263,364
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	475,000	558,120
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2026	195,000	234,509
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2024	275,000	314,892
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2026	980,000	1,178,558
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2027	2,135,000	2,611,788
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2029	2,605,000	3,288,891
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2030	425,000	534,782
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2027	625,000	782,800
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2028	1,000,000	1,270,620
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2021	300,000	319,818
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	351,238
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	803,712
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	307,575
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2023	770,000	839,015
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2024	1,015,000	1,125,574
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	591,376
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2026	550,000	627,215
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2027	570,000	658,709
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2028	595,000	681,918
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	467,380
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	425,000	481,393
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	495,867
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2032	460,000	516,502
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2022 (w)	805,000	858,050
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2023 (w)	450,000	490,352

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lehigh County, PA, General Purpose Authority (Lehigh Valley Health Network Hospital), “A”, 5%, 7/01/2021 (w)	$1,200,000	$1,271,712
Lehigh County, PA, General Purpose Authority (Lehigh Valley Health Network Hospital), “A”, 5%, 7/01/2022 (w)	945,000	1,034,860
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2021	1,295,000	1,245,207
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,266,560
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	977,405
Luzerne County, PA, “A”, AGM, 5%, 12/15/2019	305,000	306,196
Luzerne County, PA, “A”, AGM, 5%, 11/15/2020	1,355,000	1,403,035
Luzerne County, PA, “A”, AGM, 5%, 11/15/2021	3,000,000	3,208,110
Luzerne County, PA, “A”, AGM, 5%, 12/15/2021	445,000	477,191
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	452,708
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	474,247
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	443,171
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	930,000	1,119,013
Luzerne County, PA, “B”, AGM, 5%, 5/15/2020	2,200,000	2,240,282
Luzerne County, PA, “B”, AGM, 5%, 5/15/2021	2,055,000	2,162,785
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	1,000,000	1,166,580
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, “B”, BAM, 5%, 8/01/2028	1,540,000	1,860,197
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/2023 (Prerefunded 1/01/2022)	1,225,000	1,320,587
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2022)	1,125,000	1,178,741
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2023)	1,225,000	1,301,930
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,265,910
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,693,386
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2021	2,000,000	2,068,460
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2022	3,485,000	3,702,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Co. Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	$880,000	$886,274
Northampton and Lehigh Counties, PA, Bethlehem Area School District, “A”, 5%, 2/01/2025	4,575,000	5,418,813
Pennsylvania Economic Development Financing Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 1.7%, 8/01/2037 (Put Date 8/03/2020)	2,000,000	2,002,060
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/2019	1,325,000	1,325,000
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2022	1,000,000	1,087,250
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2023	475,000	533,910
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2024	750,000	868,672
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.35%, 10/01/2021	2,755,000	2,782,908
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.45%, 4/01/2022	3,100,000	3,142,315
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.55%, 10/01/2022	3,190,000	3,245,602
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.8%, 4/01/2024	1,110,000	1,142,534
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	5,485,000	6,040,630
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,624,200
Philadelphia, PA, School District, 5%, 9/01/2022 (w)	5,790,000	6,210,759
Philadelphia, PA, School District, 5%, 9/01/2023 (w)	2,500,000	2,755,875
Philadelphia, PA, School District, “A”, 5%, 9/01/2020 (w)	750,000	771,525
Philadelphia, PA, School District, “A”, 5%, 9/01/2021 (w)	475,000	505,476
Philadelphia, PA, School District, “A”, 5%, 9/01/2023 (w)	1,050,000	1,187,214
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,185,300
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	766,559
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	2,269,043
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	6,035,900
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,661,589
Pittsburgh, PA, Water & Sewer Authority Rev., “B”, AGM, 5%, 9/01/2031	1,750,000	2,293,305
Scranton, PA, School District Rev., FLR, 2.231% (68% of LIBOR - 1mo. + 0.85%), 4/01/2031 (Put Date 4/01/2021)	5,440,000	5,445,222

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	$1,250,000	$1,413,087
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,155,910
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,186,270
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2020	855,000	870,937
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2022	930,000	990,887
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	1,605,000	1,796,557
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2022 (w)	415,000	443,004
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2023 (w)	805,000	876,886
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2024 (w)	745,000	826,972
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2025 (w)	750,000	846,818
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2026 (w)	1,130,000	1,288,708
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2027 (w)	1,170,000	1,348,940
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2028 (w)	1,100,000	1,280,488
York County, PA, Suburban School District General Obligation, “A”, BAM, 4%, 2/15/2021 (w)	275,000	283,775
York County, PA, Suburban School District General Obligation, “A”, BAM, 4%, 2/15/2022 (w)	1,075,000	1,135,759

		$203,294,277
Puerto Rico - 4.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$1,135,000	$1,163,693
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	1,830,000	1,853,497
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	4,070,000	4,307,484
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	3,880,000	3,959,230
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2023	500,000	540,280
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2024	740,000	782,121
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2025	1,740,000	1,923,709

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	$2,660,000	$2,769,938
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	610,000	594,726
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	8,765,000	9,087,640
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 3.016%, 7/01/2020	4,000,000	3,994,960
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 5.5%, 7/01/2029	1,905,000	2,152,593
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	8,220,000	8,358,014
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,000,000	2,060,340
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	335,023
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,388,000
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,930,550
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	40,000	40,542
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2021	5,115,000	5,282,823
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,095,000	1,143,191
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2023	435,000	457,851
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	110,000	112,387
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	115,000	117,770
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	300,000	305,070
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2023	370,000	377,145
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2024	1,845,000	1,885,036
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	345,000	347,556
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2023	860,000	876,607
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	530,000	541,501

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	$25,000	$25,622
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	266,222
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,101,402
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,343,366
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	195,000	207,215
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	460,000	490,806
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	110,000	109,694
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	15,000	14,994
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	380,000	389,120
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	235,000	234,702
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	295,000	303,110
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	90,000	89,863
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	390,000	397,211
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	3,980,000	4,255,058

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	$4,900,000	$5,282,004
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	615,000	669,243
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	3,270,000	3,588,334
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	5,535,000	6,109,422
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	138,426
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	390,000	401,766
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	3,210,000	3,400,481
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	718,000	574,335
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	15,340,000	11,448,856
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	245,000	250,902

		$101,781,431
Rhode Island - 1.1%
Providence, RI, “A”, 5%, 1/15/2020	$1,625,000	$1,635,432
Providence, RI, “A”, 5%, 1/15/2021	1,000,000	1,038,830
Rhode Island Health & Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	5,966,900
Rhode Island Health & Educational Building Corp. Rev. (Providence Public Building Authority), “A”, 5%, 5/15/2021	2,240,000	2,359,571
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 2.5%, 12/01/2019	4,590,000	4,593,259
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2020	2,000,000	2,072,400
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	880,000	940,280
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	550,000	604,082
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	1,135,003
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	970,304
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,228,250
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	1,225,000	1,288,921

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	$1,580,000	$1,661,180

		$25,494,412
South Carolina - 0.6%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	$3,095,000	$3,445,137
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,853,969
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,488,032
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,155,630
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,774,965
Williamsburg County, SC, General Obligation Rev. (Capital Projects Sales & Use Tax), “B”, BAM, 5%, 3/01/2026	1,680,000	2,032,548

		$14,750,281
Tennessee - 1.1%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2021	$720,000	$754,157
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	937,167
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	846,503
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	1,350,000	1,556,725
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	317,065
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	595,040
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	576,299
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,719,120
Memphis, TN, Health, Educational and Housing Board, Multi-Family Housing Rev. (Burkle & Main Apartments Project), 1.4%, 11/01/2022 (Put Date 5/01/2022) (w)	1,500,000	1,501,110
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/2021	7,500,000	7,936,800
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049 (Put Date 11/01/2025)	8,500,000	9,374,905

		$26,114,891

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - 5.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	$2,790,000	$3,223,203
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2024	1,200,000	1,334,148
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2022	1,055,000	1,138,166
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	1,070,000	1,186,095
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2024	1,025,000	1,164,779
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2025	985,000	1,143,506
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	1,111,005
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	968,665
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	865,817
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	610,578
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2039	500,000	501,945
Brownsville, TX, Independent School District, “A”, Texas PSF, 5%, 2/15/2021	6,595,000	6,916,704
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2029	1,100,000	1,271,182
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 4%, 8/15/2023	900,000	989,523
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2024	600,000	700,416
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2026	1,475,000	1,801,181
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2027	1,150,000	1,431,002
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2028	1,190,000	1,506,421
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	1,765,000	1,803,336
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/2020	650,000	660,621
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	581,159
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,639,224
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/2020	2,940,000	2,971,811

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children’s Hospital), “A”, 5%, 10/01/2027	$6,000,000	$7,515,360
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children’s Hospital), “A”, 5%, 10/01/2028	9,000,000	11,479,680
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2020	575,000	594,659
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2021	1,000,000	1,066,680
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2020	1,000,000	1,025,230
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	475,000	483,598
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,010,000	1,098,324
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	705,000	720,693
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	4,000,000	4,612,520
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,181,110
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,618,090
Houston, TX, Higher Education Finance Corp. Refunding Rev. (Kipp, Inc.), “A”, Texas PSF, 4%, 2/15/2020	880,000	886,890
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	288,658
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	590,670
Irving, TX, Hospital Authority Rev. (Baylor Scott & White
Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	414,834
Lone Star College System, TX, 5%, 2/15/2027	3,750,000	4,548,075
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	3,146,580
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “B-1”, 3.25%, 11/15/2022	25,000	25,001
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2021	400,000	412,348
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	2,235,686
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2029	600,000	770,772

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2030	$700,000	$903,203
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,224,120
State of Texas, Tax and Revenue Anticipation Notes, 4%, 8/27/2020	25,000,000	25,570,750
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,275,907
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	220,000	220,306
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2019	1,260,000	1,260,844
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2020	785,000	802,498
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2021	1,390,000	1,448,825
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,548,753
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,855,615
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	40,000	40,023
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	109,574
Texas Transportation Commission, State Highway 249 System
Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	389,565
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7%, 1/01/2032 (Prerefunded 1/01/2021)	1,715,000	1,828,430
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7.125%, 1/01/2046 (Prerefunded 1/01/2021)	2,215,000	2,364,668
Waco, TX, 5%, 2/01/2027	3,220,000	3,997,952

		$127,076,978

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023	$1,500,000	$1,638,480
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024	1,500,000	1,668,540
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	3,595,000	3,784,744
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, AGM, 5%, 10/01/2025	3,625,000	3,701,741

		$10,793,505
Utah - 0.4%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$2,353,951
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,448,916
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	6,251,350

		$10,054,217
Vermont - 0.7%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$1,575,000	$1,665,940
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,112,860
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2024	850,000	968,031
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2025	875,000	1,018,054
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,488,521
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	525,000	584,251
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	1,010,000	1,150,249
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	775,000	882,616
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,741,965
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	913,516
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,203,680
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,954,656

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	$1,640,000	$2,028,008

		$17,712,347
Virginia - 1.3%
Charles City County, VA, Economic Development Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2027 (Put Date 5/01/2022)	$475,000	$482,515
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	2,175,000	2,219,500
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 2.4%, 9/01/2038 (Put Date 5/02/2022)	410,000	416,441
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023 (Put Date 5/01/2020)	545,000	558,876
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/2021	1,375,000	1,440,752
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), “A”, 2.4%, 6/01/2028 (Put Date 5/01/2022)	475,000	482,467
Virginia Housing Development Authority Rev., Rental Housing, “A”, 1.9%, 3/01/2023	6,355,000	6,365,422
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/2023	4,000,000	4,555,360
Virginia Public Building Authority, Public Facilities Rev., Matching Fund Loan Note, “B”, 5%, 8/01/2024	10,000,000	11,741,400
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2020	1,150,000	1,189,031
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2021	1,000,000	1,067,150
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	824,408

		$31,343,322
Washington - 2.6%
Energy Northwest, WA, Columbia Generating Station Electric Rev., “A”, 5%, 7/01/2023	$4,295,000	$4,883,501
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2020	2,230,000	2,284,167
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2021	2,455,000	2,604,755
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	2,000,000	2,191,400
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,692,300
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 3.5%, 12/15/2023	2,080,000	2,132,707

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	$4,015,000	$4,277,461
Pierce County, WA, “A”, 5%, 7/01/2022	3,290,000	3,615,743
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2020	1,175,000	1,199,887
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2022	1,740,000	1,898,253
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	2,058,227
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,601,770
Seattle, WA, Port Rev., 5%, 4/01/2030	14,685,000	18,420,864
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	4,363,485
Washington Health Care Facilities Authority Rev. (CommonSpirit Health), “B-3”, 5%, 8/01/2049 (Put Date 8/01/2026)	3,500,000	4,132,800
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/2042 (Put Date 10/01/2021)	1,000,000	1,068,720
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/2020	1,175,000	1,202,753

		$61,628,793
West Virginia - 1.2%
Harrison County, WV, Community Solid Waste Disposal Rev. (Monongahela Power Co.), 3%, 10/15/2037 (Put Date 10/15/2021)	$10,000,000	$10,233,600
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2022	1,275,000	1,374,068
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 2.55%, 3/01/2040 (Put Date 4/01/2024)	4,000,000	4,153,880
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Wheeling Power Company - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 4/01/2022)	11,500,000	11,868,460

		$27,630,008
Wisconsin - 1.0%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/2043 (Put Date 6/01/2021)	$5,000,000	$5,295,500
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2022 (Prerefunded 7/15/2021)	6,000,000	6,384,960
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2020	780,000	806,325
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2022	975,000	1,077,024
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2024	440,000	515,236

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/2020	$800,000	$831,488
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	2,780,000	3,166,920
Wisconsin Public Finance Authority Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), 2%, 7/01/2029 (Put Date 6/01/2021)	3,470,000	3,488,252
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	1,910,000	2,004,201

		$23,569,906
Total Municipal Bonds (Identified Cost, $2,250,615,089)		$2,325,221,422

Other Municipal Bonds - 0.8%
Multi-Family Housing Revenue - 0.8%
Freddie Mac, VRDN, 1.33%, 6/15/2035 (Identified Cost, $17,850,000)	$17,850,000	$17,850,000

Bonds - 0.2%
Consumer Services - 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (Identified Cost, $5,303,156) (n)	$7,427,000	$5,611,758

Investment Companies (h) - 2.4%
Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 1.89% (v) (Identified Cost, $57,125,627)	57,126,749	$57,132,462

Other Assets, Less Liabilities - (1.1)%		(25,762,943)
Net Assets - 100.0%		$2,380,052,699

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $57,132,462 and $2,348,683,180, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,611,758, representing 0.2% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SIFMA	Securities Industry & Financial Markets Assn.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $2,273,768,245)	$2,348,683,180
Investments in affiliated issuers, at value (identified cost, $57,125,627)	57,132,462
Receivables for
Investments sold	5,905,372
Investments sold on an extended settlement basis	506,250
Fund shares sold	11,565,050
Interest and dividends	26,723,585
Other assets	2,924
Total assets	$2,450,518,823
Liabilities
Payable to custodian	$50,000
Payables for
Distributions	758,698
Investments purchased on an extended settlement basis	66,146,950
Fund shares reacquired	2,765,152
Payable to affiliates
Investment adviser	50,551
Administrative services fee	1,668
Shareholder servicing costs	602,746
Distribution and service fees	12,395
Accrued expenses and other liabilities	77,964
Total liabilities	$70,466,124
Net assets	$2,380,052,699
Net assets consist of
Paid-in capital	$2,317,389,155
Total distributable earnings (loss)	62,663,544
Net assets	$2,380,052,699
Shares of beneficial interest outstanding	287,352,511

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$964,640,979	116,392,017	$8.29
Class B	789,470	95,362	8.28
Class C	81,958,225	9,883,444	8.29
Class I	1,096,408,270	132,429,999	8.28
Class R6	236,255,755	28,551,689	8.27

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.50 [100 / 97.50 x $8.29]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$30,053,922
Dividends from affiliated issuers	748,199
Other	283
Total investment income	$30,802,404
Expenses
Management fee	$4,510,616
Distribution and service fees	1,552,063
Shareholder servicing costs	752,267
Administrative services fee	154,052
Independent Trustees’ compensation	18,549
Custodian fee	106,777
Shareholder communications	31,462
Audit and tax fees	28,119
Legal fees	9,104
Miscellaneous	139,791
Total expenses	$7,302,800
Fees paid indirectly	(405)
Reduction of expenses by investment adviser and distributor	(558,114)
Net expenses	$6,744,281
Net investment income (loss)	$24,058,123

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,531,924
Affiliated issuers	986
Net realized gain (loss)	$3,532,910
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$30,388,966
Affiliated issuers	5,953
Net unrealized gain (loss)	$30,394,919
Net realized and unrealized gain (loss)	$33,927,829
Change in net assets from operations	$57,985,952

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/19 (unaudited)	Year ended 4/30/19

From operations
Net investment income (loss)	$24,058,123	$42,896,125
Net realized gain (loss)	3,532,910	(3,049,205)
Net unrealized gain (loss)	30,394,919	44,650,347
Change in net assets from operations	$57,985,952	$84,497,267
Total distributions to shareholders	$(24,515,693)	$(42,728,002)
Change in net assets from fund share transactions	$235,619,434	$233,465,885
Total change in net assets	$269,089,693	$275,235,150

Net assets
At beginning of period	2,110,963,006	1,835,727,856
At end of period	$2,380,052,699	$2,110,963,006

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/19		Year ended
Class A			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$8.16		$7.99	$8.11	$8.23		$8.16	$8.13

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.18	$0.17	$0.16	(c)	$0.15	$0.13
Net realized and unrealized gain (loss)	0.13		0.16	(0.12)	(0.12)		0.06	0.03
Total from investment operations	$0.22		$0.34	$0.05	$0.04		$0.21	$0.16

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.17)	$(0.17)	$(0.16)		$(0.14)	$(0.13)
Net asset value, end of period (x)	$8.29		$8.16	$7.99	$8.11		$8.23	$8.16
Total return (%) (r)(s)(t)(x)	2.68	(n)	4.36	0.60	0.47	(c)	2.63	1.94

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.78	0.79	0.80	(c)	0.80	0.80
Expenses after expense reductions (f)	0.66	(a)	0.67	0.69	0.69	(c)	0.69	0.69
Net investment income (loss)	2.07	(a)	2.18	2.06	1.95	(c)	1.82	1.63
Portfolio turnover	10	(n)	32	33	27		24	15
Net assets at end of period (000 omitted)	$964,641		$817,277	$692,006	$647,875		$703,594	$677,065

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class B			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$8.15		$7.98	$8.10	$8.22		$8.15	$8.12

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.12	$0.11	$0.10	(c)	$0.09	$0.07
Net realized and unrealized gain (loss)	0.13		0.16	(0.12)	(0.12)		0.06	0.03
Total from investment operations	$0.19		$0.28	$(0.01)	$(0.02)		$0.15	$0.10

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.11)	$(0.11)	$(0.10)		$(0.08)	$(0.07)
Net asset value, end of period (x)	$8.28		$8.15	$7.98	$8.10		$8.22	$8.15
Total return (%) (r)(s)(t)(x)	2.30	(n)	3.59	(0.15)	(0.28	)(c)	1.87	1.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.53	1.55	1.55	(c)	1.55	1.55
Expenses after expense reductions (f)	1.41	(a)	1.42	1.44	1.44	(c)	1.45	1.45
Net investment income (loss)	1.33	(a)	1.43	1.32	1.21	(c)	1.08	0.88
Portfolio turnover	10	(n)	32	33	27		24	15
Net assets at end of period (000 omitted)	$789		$902	$1,008	$1,367		$1,945	$1,708

	Six months ended 10/31/19		Year ended
Class C			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$8.16		$7.99	$8.11	$8.24		$8.16	$8.13

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.11	$0.10	$0.09	(c)	$0.08	$0.06
Net realized and unrealized gain (loss)	0.13		0.17	(0.12)	(0.13)		0.07	0.03
Total from investment operations	$0.18		$0.28	$(0.02)	$(0.04)		$0.15	$0.09

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.11)	$(0.10)	$(0.09)		$(0.07)	$(0.06)
Net asset value, end of period (x)	$8.29		$8.16	$7.99	$8.11		$8.24	$8.16
Total return (%) (r)(s)(t)(x)	2.24	(n)	3.49	(0.25)	(0.50	)(c)	1.88	1.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.53	1.55	1.55	(c)	1.55	1.55
Expenses after expense reductions (f)	1.51	(a)	1.52	1.54	1.54	(c)	1.54	1.54
Net investment income (loss)	1.23	(a)	1.33	1.22	1.11	(c)	0.97	0.78
Portfolio turnover	10	(n)	32	33	27		24	15
Net assets at end of period (000 omitted)	$81,958		$89,702	$105,269	$128,146		$139,554	$140,213

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class I			4/30/19	4/30/18	4/30/17		4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$8.15		$7.98	$8.10	$8.22		$8.15	$8.12

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.19	$0.18	$0.17	(c)	$0.16	$0.14
Net realized and unrealized gain (loss)	0.13		0.17	(0.12)	(0.12)		0.06	0.03
Total from investment operations	$0.22		$0.36	$0.06	$0.05		$0.22	$0.17

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.19)	$(0.18)	$(0.17)		$(0.15)	$(0.14)
Net asset value, end of period (x)	$8.28		$8.15	$7.98	$8.10		$8.22	$8.15
Total return (%) (r)(s)(t)(x)	2.76	(n)	4.52	0.75	0.61	(c)	2.79	2.10

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.53	0.54	0.55	(c)	0.55	0.55
Expenses after expense reductions (f)	0.51	(a)	0.52	0.54	0.54	(c)	0.54	0.54
Net investment income (loss)	2.22	(a)	2.33	2.21	2.11	(c)	1.96	1.77
Portfolio turnover	10	(n)	32	33	27		24	15
Net assets at end of period (000 omitted)	$1,096,408		$957,507	$756,720	$876,126		$651,872	$807,983

	Six months ended 10/31/19		Year ended
Class R6			4/30/19	4/30/18 (i)
	(unaudited)
Net asset value, beginning of period	$8.15		$7.98	$8.19

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.19	$0.12
Net realized and unrealized gain (loss)	0.12		0.17	(0.21)
Total from investment operations	$0.22		$0.36	$(0.09)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.19)	$(0.12)
Net asset value, end of period (x)	$8.27		$8.15	$7.98
Total return (%) (r)(s)(t)(x)	2.67	(n)	4.60	(1.06	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	(a)	0.45	0.46	(a)
Expenses after expense reductions (f)	0.44	(a)	0.44	0.45	(a)
Net investment income (loss)	2.30	(a)	2.40	2.30	(a)
Portfolio turnover	10	(n)	32	33
Net assets at end of period (000 omitted)	$236,256		$245,575	$280,725

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, September 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be

Notes to Financial Statements (unaudited) – continued

amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $2,065,160. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where

Notes to Financial Statements (unaudited) – continued

trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,343,071,422	$—	$2,343,071,422
U.S. Corporate Bonds	—	5,611,758	—	5,611,758
Mutual Funds	57,132,462	—	—	57,132,462
Total	$57,132,462	$2,348,683,180	$—	$2,405,815,642

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be

Notes to Financial Statements (unaudited) – continued

delivered to the fund at a future date, usually beyond customary settlement time. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. When-issued investments purchased and when-issued investments sold are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

Notes to Financial Statements (unaudited) – continued

asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/19
Ordinary income (including any short-term capital gains)	$513,056
Tax-exempt income	42,214,946

Total distributions	$42,728,002

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/19

Cost of investments	$2,330,511,326
Gross appreciation	76,176,816

Gross depreciation	(872,500)
Net unrealized appreciation (depreciation)	$75,304,316

As of 4/30/19

Undistributed ordinary income	58,598
Undistributed tax-exempt income	2,465,781
Capital loss carryforwards	(14,842,924)
Other temporary differences	(3,843,037)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(13,896,450)
Long-Term	(946,474)
Total	$(14,842,924)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 10/31/19	Year ended 4/30/19
Class A	$9,361,367	$16,287,812
Class B	5,805	13,158
Class C	553,045	1,270,813
Class I	11,559,237	19,539,280
Class R6	3,036,239	5,616,939
Total	$24,515,693	$42,728,002

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2019, this management fee reduction amounted to $108,143, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2019 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I	Class R6
0.69%	1.44%	1.54%	0.54%	0.46%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2020. For the six months ended October 31, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $66,097 for the six months ended October 31, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of

Notes to Financial Statements (unaudited) – continued

certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$1,111,405
Class B	0.75%	0.25%	1.00%	0.90%	4,236
Class C	0.75%	0.25%	1.00%	1.00%	436,422
Total Distribution and Service Fees					$1,552,063

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2019 based on each class’s average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver arrangement. For the period ended October 31, 2019, this waiver amounted to $444,559 and $425, for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2020. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the period ended October 31, 2019, this rebate amounted to $4,987 for Class A and is included in the reduction of total expenses in the Statement of Operations

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2019, were as follows:

Amount
Class A	$32,392
Class B	712
Class C	3,436

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2019, the fee was $11,886, which equated to 0.0011% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do

Notes to Financial Statements (unaudited) – continued

not incur sub-accounting fees. For the six months ended October 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $740,381.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2019 was equivalent to an annual effective rate of 0.0137% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended October 31, 2019, the fee paid by the fund under this agreement was $1,406 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended October 31, 2019, purchases and sales of investments, other than short-term obligations, aggregated $479,747,128 and $218,327,930, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	26,145,635	$216,493,492	44,664,831	$359,113,288
Class B	69	575	25,723	205,282
Class C	1,108,987	9,190,628	1,474,401	11,889,665
Class I	28,324,460	234,152,542	67,751,082	544,597,503
Class R6	5,843,296	48,266,121	15,450,857	124,042,821
	61,422,447	$508,103,358	129,366,894	$1,039,848,559

Shares issued to shareholders in reinvestment of distributions
Class A	1,064,141	$8,813,203	1,885,044	$15,191,436
Class B	629	5,199	1,440	11,593
Class C	56,552	468,327	136,085	1,096,554
Class I	934,364	7,730,402	1,599,399	12,875,967
Class R6	361,406	2,988,270	684,892	5,509,943
	2,417,092	$20,005,401	4,306,860	$34,685,493

Shares reacquired
Class A	(10,986,275)	$(90,825,486)	(32,993,208)	$(265,464,696)
Class B	(15,977)	(132,406)	(42,784)	(343,405)
Class C	(2,269,899)	(18,799,832)	(3,790,639)	(30,512,901)
Class I	(14,308,138)	(118,196,382)	(46,685,485)	(374,955,368)
Class R6	(7,801,516)	(64,535,219)	(21,183,362)	(169,791,797)
	(35,381,805)	$(292,489,325)	(104,695,478)	$(841,068,167)

Net change
Class A	16,223,501	$134,481,209	13,556,667	$108,840,028
Class B	(15,279)	(126,632)	(15,621)	(126,530)
Class C	(1,104,360)	(9,140,877)	(2,180,153)	(17,526,682)
Class I	14,950,686	123,686,562	22,664,996	182,518,102
Class R6	(1,596,814)	(13,280,828)	(5,047,613)	(40,239,033)
	28,457,734	$235,619,434	28,978,276	$233,465,885

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective May 1, 2006, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2019, the fund’s commitment fee and interest expense were $6,029 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,871,874	$439,724,744	$391,471,095	$986	$5,953	$57,132,462

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$748,199	$—

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information

Board Review of Investment Advisory Agreement – continued

about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that,

Board Review of Investment Advisory Agreement – continued

according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life

Board Review of Investment Advisory Agreement – continued

Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

October 31, 2019

MFS® Total Return Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

RBF-SEM

MFS® Total Return Bond Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S. and China have repeatedly raised tariffs on each other, though preliminary steps toward an interim trade agreement have been undertaken, modestly easing tensions in recent months. While British Prime Minister Boris Johnson has negotiated a reworked withdrawal agreement with the European Union, Parliament has not yet approved the deal, leading the EU to grant the United Kingdom a Brexit delay until no later than January 31, 2020. Uncertainty over Brexit, along with the ripple effects from the trade conflict, have hampered business confidence and investment in the U.K. and Europe, though investors hope that greater clarity regarding the Brexit outcome will emerge after a British parliamentary election in December.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October. Similarly, the European Central Bank loosened policy in September. While the monetary policy environment remains quite accommodative, tentative signs of easing trade tensions and receding global recession fears have helped push global interest rates modestly higher from the record-low levels posted late in the summer as investors grew less risk averse.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to responsible allocation of capital allow us to wade through the noise to uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline with the purpose of creating sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

December 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	34.2%
Mortgage-Backed Securities	23.9%
U.S. Treasury Securities	22.0%
Commercial Mortgage-Backed Securities	11.1%
Collateralized Debt Obligations	4.9%
High Yield Corporates	3.2%
Asset-Backed Securities	2.0%
Municipal Bonds	2.0%
Emerging Markets Bonds	1.2%
U.S. Government Agencies	0.7%
Non-U.S. Government Bonds	0.1%
Residential Mortgage-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AAA	11.3%
AA	4.9%
A	12.2%
BBB	23.1%
BB	4.5%
B	1.0%
CCC	0.2%
CC (o)	0.0%
D (o)	0.0%
U.S. Government	18.1%
Federal Agencies	24.6%
Not Rated	5.5%
Cash & Cash Equivalents	(3.2)%
Other	(2.2)%

Portfolio facts (i)
Average Duration (d)	6.0
Average Effective Maturity (m)	7.5 yrs.

2

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of October 31, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2019 through October 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019 through October 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period (p) 5/01/19-10/31/19
A	Actual	0.66%	$1,000.00	$1,056.98	$3.41
	Hypothetical (h)	0.66%	$1,000.00	$1,021.82	$3.35
B	Actual	1.41%	$1,000.00	$1,053.00	$7.28
	Hypothetical (h)	1.41%	$1,000.00	$1,018.05	$7.15
C	Actual	1.52%	$1,000.00	$1,051.53	$7.84
	Hypothetical (h)	1.52%	$1,000.00	$1,017.50	$7.71
I	Actual	0.51%	$1,000.00	$1,057.76	$2.64
	Hypothetical (h)	0.51%	$1,000.00	$1,022.57	$2.59
R1	Actual	1.52%	$1,000.00	$1,051.53	$7.84
	Hypothetical (h)	1.52%	$1,000.00	$1,017.50	$7.71
R2	Actual	1.01%	$1,000.00	$1,055.16	$5.22
	Hypothetical (h)	1.01%	$1,000.00	$1,020.06	$5.13
R3	Actual	0.76%	$1,000.00	$1,056.46	$3.93
	Hypothetical (h)	0.76%	$1,000.00	$1,021.32	$3.86
R4	Actual	0.51%	$1,000.00	$1,056.77	$2.64
	Hypothetical (h)	0.51%	$1,000.00	$1,022.57	$2.59
R6	Actual	0.42%	$1,000.00	$1,058.24	$2.17
	Hypothetical (h)	0.42%	$1,000.00	$1,023.03	$2.14
529A	Actual	0.69%	$1,000.00	$1,056.90	$3.57
	Hypothetical (h)	0.69%	$1,000.00	$1,021.67	$3.51
529B	Actual	1.56%	$1,000.00	$1,052.22	$8.05
	Hypothetical (h)	1.56%	$1,000.00	$1,017.29	$7.91
529C	Actual	1.56%	$1,000.00	$1,052.22	$8.05
	Hypothetical (h)	1.56%	$1,000.00	$1,017.29	$7.91

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.02% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

10/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 102.5%

Issuer	Shares/Par	Value ($)
Aerospace - 0.3%
TransDigm, Inc., 6.5%, 7/15/2024	$16,147,000	$16,671,778

Asset-Backed & Securitized - 18.1%
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 3.301% (LIBOR - 3mo. + 1.3%), 1/15/2028 (z)	$16,000,000	$15,762,240
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 3.565% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	13,964,386
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR, 2.891% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	15,828,358	15,813,100
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.253% (LIBOR - 3mo. + 1.25%), 10/18/2027 (z)	8,340,000	8,266,958
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.653% (LIBOR - 3mo. + 1.7%), 10/18/2027 (z)	3,070,000	3,037,344
Arbor Realty CLO Ltd., 2017-FL2, “C”, FLR, 4.264% (LIBOR -1mo. + 2.35%), 8/15/2027 (n)	4,023,500	4,031,044
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 3.063% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	18,855,000	18,872,807
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 4.413% (LIBOR - 1mo. + 2.5%), 5/15/2037 (z)	19,810,500	19,884,789
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 3.439% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	7,734,500	7,745,692
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 3.789% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	6,751,000	6,766,264
Atrium XII Corp., 2012-A, “B1R”, FLR, 3.303% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,524,191
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.216% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	23,804,982	23,371,341
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 3.513% (LIBOR - 1mo. + 1.6%), 8/15/2032 (n)	6,227,000	6,257,176
Bancorp Commercial Mortgage Trust, 2018-CRE3, “A”, FLR, 2.764% (LIBOR - 1mo. + 0.85%), 1/15/2033 (n)	9,508,218	9,496,329
Bancorp Commercial Mortgage Trust, 2018-CRE3, “AS”, FLR, 3.164% (LIBOR - 1mo. + 1.25%), 1/15/2033 (n)	8,980,149	8,988,449
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 4.614% (LIBOR - 1mo. + 2.7%), 1/15/2033 (z)	3,967,693	4,004,107
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.021% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	5,805,000	5,809,244
Bancorp Commercial Mortgage Trust, 2018-CRE4, “B”, FLR, 3.171% (LIBOR - 1mo. + 1.25%), 9/15/2035 (n)	5,220,000	5,223,805

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.021% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	$3,770,000	$3,772,006
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 2.914% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	12,107,428	12,107,428
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.264% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	3,787,074	3,789,426
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 3.596% (LIBOR - 1mo. + 1.55%), 9/15/2036 (z)	25,943,734	25,976,187
Bayview Commercial Asset Trust, Capital Appreciation, 0%, 12/25/2036 (i)(z)	3,002,188	300
Bayview Commercial Asset Trust, FLR, 2.133% (LIBOR - 1mo. + 0.31%), 8/25/2035 (z)	175,163	168,263
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	207,809	209,218
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.64% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	1,276,776	1,274,712
BDS Ltd., 2019-FL4, “A”, FLR, 3.013% (LIBOR - 1mo. + 1.10%), 8/15/2036 (z)	15,377,000	15,367,620
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062	25,850,000	28,548,337
BSPRT Ltd., 2019-FL5, “C”, FLR, 3.913% (LIBOR - 1mo. + 2%), 5/15/2029 (z)	9,385,000	9,367,403
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	17,190,691	17,402,960
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	21,612,868
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (n)	7,518,124	7,518,230
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	9,758,466	9,882,210
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,768,954
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	11,673,396
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	9,743,000	10,197,991
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	16,029,000	17,654,805
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	10,070,862
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	10,703,422
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	5,158,270
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	28,799,408

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Countrywide Asset-Backed Certificates, 5.43%, 2/25/2033	$81,141	$76,383
CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023 (z)	6,326,000	6,393,880
Credit-Based Asset Servicing & Securitization LLC, 3.53%, 1/25/2037 (q)	1,328,674	615,176
Credit-Based Asset Servicing & Securitization LLC, 3.772%, 3/25/2037 (q)	1,449,471	838,897
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,904,270
Cutwater Ltd., 2014-1A, “BR”, FLR, 4.401% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	5,280,000	5,261,795
Cutwater Ltd., 2015-IA, “BR”, FLR, 3.801% (LIBOR - 3mo. + 1.8%), 1/15/2029 (z)	27,695,000	27,490,888
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	1,349,627	1,350,337
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (z)	9,572,000	9,718,645
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.027% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	5,150,000	5,127,381
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 3.577% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	7,541,500	7,555,787
Falcon Franchise Loan LLC, 9.62%, 1/05/2023 (i)(z)	4,231	316
Figueroa CLO Ltd., 2013-2A, “BRR”, FLR, 4.006% (LIBOR - 3mo. + 1.85%), 6/20/2027 (n)	9,081,000	8,953,939
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 3.401% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	18,297,137	18,211,732
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 3.901% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	4,000,000	3,976,346
Fort CRE LLC, 2018-1A, “A1”, FLR, 3.173% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	16,088,000	16,087,968
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 2.948% (LIBOR - 3mo. + 0.79%), 11/15/2026 (z)	17,678,842	17,664,593
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 3.558% (LIBOR - 3mo. + 1.4%), 11/15/2026 (z)	8,043,105	8,034,990
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 3.838% (LIBOR - 3mo. + 1.68%), 11/15/2026 (z)	6,670,000	6,580,969
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	320,950	339,275
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FLR, 2.483% (LIBOR - 1mo. + 0.57%), 1/18/2022 (n)	28,421,000	28,442,353
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (n)	8,001,000	8,015,616
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 3.033% (LIBOR -1mo. + 1.12%), 6/15/2037 (n)	10,747,500	10,760,934
Granite Point Mortgage Trust, Inc., FLR, 2.746% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	6,320,377	6,308,489
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	12,155,361

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.048%, 11/10/2052	$33,075,961	$34,429,760
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.703% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)	15,920,000	15,496,958
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 3.364% (LIBOR - 1mo. + 1.45%), 8/15/2028 (n)	1,933,000	1,932,366
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 3.563% (LIBOR - 1mo. + 1.65%), 8/15/2028 (z)	3,975,500	3,975,436
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.264% (LIBOR - 1mo. + 2.35%), 8/15/2028 (z)	1,312,500	1,312,500
IMPAC CMB Trust, FLR, 2.563% (LIBOR - 1mo. + 0.74%), 11/25/2034	47,417	48,424
IMPAC CMB Trust, FLR, 2.743% (LIBOR - 1mo. + 0.92%), 11/25/2034	23,708	23,617
IMPAC Secured Assets Corp., FLR, 2.173% (LIBOR - 1mo. + 0.35%), 5/25/2036	153,785	150,447
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 2.739% (LIBOR -1mo. + 0.85%), 12/17/2036 (n)	3,892,083	3,886,612
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	13,810,246
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	25,036,836
JPMBB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	12,322,560
JPMorgan Chase Commercial Mortgage Securities Corp., 5.737%, 7/15/2042 (n)(q)	1,002,746	682,900
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	12,800,212	13,716,168
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 3.877% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	13,421,000	13,471,329
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.413% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	21,675,000	21,701,957
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.463% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,733,637
LoanCore Ltd., 2018-CRE1, “C”, FLR, 3.863% (LIBOR - 1mo. + 1.95%), 4/15/2034 (z)	4,355,000	4,371,348
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 3.513% (LIBOR -1mo. + 1.6%), 4/15/2034 (z)	5,946,500	5,957,766
LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.363% (LIBOR - 1mo. + 2.45%), 5/15/2036 (z)	3,164,500	3,169,467
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 3.283% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	4,622,000	4,626,353
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.9% (LIBOR -3mo. + 0.9%), 4/15/2028 (n)	19,665,011	19,577,600

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Merrill Lynch Mortgage Investors, Inc., 4.22%, 2/25/2037 (q)	$1,948,630	$362,307
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,553,407
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	28,146,796
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “A”, FLR, 2.463% (LIBOR - 1mo. + 0.64%), 5/25/2024 (z)	17,916,000	17,921,344
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 3.251% (LIBOR - 3mo. + 1.25%), 1/15/2028 (z)	11,830,000	11,662,842
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (n)	7,285,000	7,387,606
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (z)	7,876,000	7,874,175
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.351% (LIBOR - 3mo. + 1.35%), 7/15/2027 (z)	13,240,000	13,099,802
Ownit Mortgage Loan Asset-Backed Certificates, 3.139%, 10/25/2035 (q)	598,225	377,489
Parallel Ltd., 2015-1A, “C1R”, FLR, 3.716% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,603,178
Parallel Ltd., 2015-1A, “C2R”, FLR, 3.716% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,885,590
Preferred Term Securities XIX Ltd., CDO, FLR, 2.468% (LIBOR -3mo. + 0.35%), 12/22/2035 (z)	4,302,883	3,915,624
Race Point CLO Ltd., 2013-8A, “AR”, FLR, 3.476% (LIBOR - 3mo. + 1.34%), 2/20/2030 (n)	11,190,527	11,185,109
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,165,413	1,173,341
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (z)	8,857,000	8,986,630
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.413% (LIBOR - 1mo. + 1.5%), 1/15/2035 (z)	8,468,550	8,476,495
Thornburg Mortgage Securities Trust, FLR, 2.503% (LIBOR - 1mo. + 0.68%), 4/25/2043	3,999	4,028
TICP CLO Ltd., 2018-IA, “A2”, FLR, 3.436% (LIBOR - 3mo. + 1.5%), 4/26/2028 (z)	16,262,022	16,009,496
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	25,000,000	27,140,567
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,818,578	6,445,527
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	15,000,000	16,312,173
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 11/15/2050	24,400,739	25,073,838

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	$15,451,790	$16,454,478
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	27,067,917
Wells Fargo Commercial Mortgage Trust, 2019-C53, “A4”, 3.04%, 10/15/2052	32,977,910	34,405,235
West CLO Ltd., 2014-1A, “A2R”, FLR, 3.353% (LIBOR - 3mo. + 1.35%), 7/18/2026 (n)	16,679,192	16,589,358
West CLO Ltd., 2014-1A, “CR”, FLR, 5.003% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	3,420,000	3,420,473
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 4.051% (LIBOR -3mo. + 2.05%), 1/15/2026 (z)	14,904,930	14,829,660
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 3.686% (LIBOR - 1mo. + 1.7%), 10/15/2027 (n)	2,650,000	2,603,864

		$1,211,112,498
Automotive - 0.8%
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)	$17,215,000	$17,645,375
General Motors Co., 4.875%, 10/02/2023	5,739,000	6,164,358
General Motors Financial Co., Inc., 4.35%, 4/09/2025	7,992,000	8,394,379
General Motors Financial Co., Inc., 4%, 10/06/2026	6,951,000	7,097,684
Volkswagen Group of America, Inc., 3.2%, 9/26/2026 (z)	12,214,000	12,487,861

		$51,789,657
Broadcasting - 0.7%
Fox Corp., 4.709%, 1/25/2029 (n)	$22,801,000	$25,941,749
Netflix, Inc., 4.875%, 4/15/2028	20,000,000	20,665,800

		$46,607,549
Brokerage & Asset Managers - 1.6%
Charles Schwab Corp., 3.2%, 3/02/2027	$17,641,000	$18,517,700
Charles Schwab Corp., 3.2%, 1/25/2028	5,045,000	5,305,953
E*TRADE Financial Corp., 2.95%, 8/24/2022	2,848,000	2,901,402
E*TRADE Financial Corp., 3.8%, 8/24/2027	19,238,000	20,066,411
E*TRADE Financial Corp., 4.5%, 6/20/2028	8,585,000	9,359,019
Intercontinental Exchange, Inc., 3.1%, 9/15/2027	15,960,000	16,776,721
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	8,614,000	9,461,308
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	16,984,845
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	4,376,000	4,472,791
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	5,845,000	6,159,423

		$110,005,573
Building - 0.9%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$12,268,000	$13,223,049
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,718,000	2,813,966

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	$8,147,000	$8,323,112
Masco Corp., 4.375%, 4/01/2026	11,111,000	12,058,985
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	5,145,000	5,293,176
Standard Industries, Inc., 6%, 10/15/2025 (n)	5,145,000	5,402,250
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	12,000,000	12,450,000

		$59,564,538
Business Services - 0.8%
Equinix, Inc., 5.375%, 5/15/2027	$16,204,000	$17,581,340
Fidelity National Information Services, Inc., 3%, 8/15/2026	14,166,000	14,643,258
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	3,630,000	4,346,015
Fiserv, Inc., 3.5%, 7/01/2029	17,501,000	18,512,945

		$55,083,558
Cable TV - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$807,000	$826,933
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	11,717,432
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	7,183,000	8,831,364
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	14,525,000	15,021,235
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	17,700,000	18,651,375
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	18,970,000	20,013,350
Time Warner Cable, Inc., 4.5%, 9/15/2042	10,161,000	10,169,465
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	6,505,679
Videotron Ltd., 5%, 7/15/2022	9,853,000	10,370,282
Videotron Ltd., 5.125%, 4/15/2027 (n)	8,000,000	8,500,000

		$110,607,115
Computer Software - 1.1%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$27,410,000	$30,282,125
Microsoft Corp., 2%, 8/08/2023	14,694,000	14,840,798
Microsoft Corp., 3.125%, 11/03/2025	14,939,000	15,911,570
Microsoft Corp., 4.1%, 2/06/2037	10,394,000	12,307,166

		$73,341,659
Computer Software - Systems - 0.8%
Apple, Inc., 3.35%, 2/09/2027	$20,686,000	$22,198,609
Apple, Inc., 2.9%, 9/12/2027	22,497,000	23,545,336
Apple, Inc., 4.375%, 5/13/2045	6,657,000	8,056,212

		$53,800,157

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 0.8%
United Technologies Corp., 4.125%, 11/16/2028	$8,351,000	$9,476,149
United Technologies Corp., 4.05%, 5/04/2047	13,687,000	15,811,870
Wabtec Corp., 4.95%, 9/15/2028	20,520,000	22,648,128
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	8,019,000	8,556,642

		$56,492,789
Consumer Products - 0.8%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$12,239,000	$12,810,321
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	38,107,000	38,883,144

		$51,693,465
Consumer Services - 0.7%
Booking Holdings, Inc., 2.75%, 3/15/2023	$3,459,000	$3,544,665
Booking Holdings, Inc., 3.65%, 3/15/2025	22,057,000	23,642,217
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	5,237,000	3,957,019
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	15,190,000	9,936,447
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	5,237,000	3,108,538
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2043 (n)	17,800,000	5,187,511

		$49,376,397
Containers - 0.5%
ARD Finance S.A., 7.125%, 9/15/2023	$14,150,000	$14,698,312
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	18,880,000	19,810,784

		$34,509,096
Electronics - 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$27,605,000	$27,875,452
Broadcom, Inc., 3.625%, 10/15/2024 (z)	23,595,000	24,241,648
Broadcom, Inc., 4.75%, 4/15/2029 (n)	11,922,000	12,637,168

		$64,754,268
Emerging Market Quasi-Sovereign - 0.9%
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029	$16,104,000	$17,921,336
Saudi Arabian Oil Co., 3.5%, 4/16/2029 (z)	14,803,000	15,376,437
State Grid Overseas Investment (2016) Ltd. (People’s Republic of China), 2.75%, 5/04/2022 (n)	29,692,000	29,991,827

		$63,289,600

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Integrated - 0.5%
Eni S.p.A., 4%, 9/12/2023 (n)	$14,045,000	$14,855,782
Eni S.p.A., 4.25%, 5/09/2029 (n)	14,075,000	15,463,027

		$30,318,809
Entertainment - 0.3%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$19,320,000	$19,947,900

Financial Institutions - 0.6%
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	$15,775,000	$17,202,638
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	13,150,000	13,652,330
GE Capital International Funding Co., 4.418%, 11/15/2035	8,482,000	8,952,306

		$39,807,274
Food & Beverages - 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$17,605,000	$21,118,304
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	5,084,000	5,423,782
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	15,957,000	20,092,344
Conagra Brands, Inc., 4.6%, 11/01/2025	15,116,000	16,773,343
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	5,184,000	5,252,657

		$68,660,430
Gaming & Lodging - 0.5%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,977,000	$7,578,417
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	5,799,000	6,358,720
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	6,000,000	6,597,900
Las Vegas Sands Corp., 3.5%, 8/18/2026	10,262,000	10,459,312

		$30,994,349
Industrial - 0.2%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$14,155,000	$14,774,281

Insurance - 0.8%
American International Group, Inc., 3.75%, 7/10/2025	$17,703,000	$18,938,624
American International Group, Inc., 3.9%, 4/01/2026	7,925,000	8,525,423
American International Group, Inc., 4.7%, 7/10/2035	5,448,000	6,254,400
American International Group, Inc., 4.5%, 7/16/2044	4,835,000	5,414,578
Lincoln National Corp., 3.8%, 3/01/2028	3,822,000	4,096,468
Principal Financial Group, Inc., 3.4%, 5/15/2025	10,529,000	11,070,022

		$54,299,515
Insurance - Health - 0.3%
UnitedHealth Group, Inc., 2.375%, 10/15/2022	$18,854,000	$19,096,033

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - 1.8%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$13,845,979
Ambac Assurance Corp., 5.1%, 6/07/2020 (z)	13,854	20,088
Ambac LSNI, LLC, FLR, 7.104% (LIBOR - 3mo. + 5%), 2/12/2023 (z)	59,095	59,538
Aon Corp., 3.75%, 5/02/2029	22,369,000	24,166,862
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	14,419,000	15,703,798
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	18,324,000	18,408,959
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (z)	11,271,000	11,644,552
Marsh & McLennan Cos., Inc., 4.375%, 3/15/2029	5,253,000	5,993,618
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	22,209,000	25,112,976
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	2,719,000	3,122,706

		$118,079,076
International Market Quasi-Sovereign - 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$7,965,287

Machinery & Tools - 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$3,109,000	$3,317,256
CNH Industrial Capital LLC, 3.85%, 11/15/2027	8,452,000	8,804,774

		$12,122,030
Major Banks - 6.4%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$13,800,000	$15,081,262
Bank of America Corp., 3.3%, 1/11/2023	13,781,000	14,287,866
Bank of America Corp., 3.95%, 4/21/2025	4,458,000	4,748,008
Bank of America Corp., 4.45%, 3/03/2026	4,006,000	4,374,632
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR -3mo. + 1.04%) to 12/20/2028	11,952,000	12,510,320
Bank of America Corp., 3.97% to 3/5/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	9,708,000	10,568,938
Bank of America Corp., 4.443%, 1/20/2048	26,034,000	31,290,890
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	16,050,000	17,763,899
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	14,429,000	15,863,964
Bank of America Corp., FLR, 6.5% (LIBOR - 3mo. + 4.174%), 10/23/2049	4,793,000	5,434,639
Barclays PLC, 4.375%, 1/12/2026	5,620,000	6,039,076
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	8,494,000	9,568,458
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,753,000	3,059,271
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	11,024,000	11,631,034
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	8,359,000	8,737,654
JPMorgan Chase & Co., 4.25%, 10/15/2020	2,264,000	2,313,197

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 4.5%, 1/24/2022	$3,300,000	$3,476,580
JPMorgan Chase & Co., 3.125%, 1/23/2025	15,071,000	15,664,787
JPMorgan Chase & Co., 2.95%, 10/01/2026	22,838,000	23,571,956
JPMorgan Chase & Co., 3.509%, 1/23/2029	19,062,000	20,124,730
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,775,000	31,423,136
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	14,904,000	16,570,894
Lloyds Bank PLC, 3.75%, 1/11/2027	8,348,000	8,829,792
Morgan Stanley, 5.5%, 7/28/2021	15,554,000	16,456,512
Morgan Stanley, 3.875%, 1/27/2026	13,472,000	14,551,021
Morgan Stanley, 3.125%, 7/27/2026	13,910,000	14,445,369
Morgan Stanley, 4.3%, 1/27/2045	2,634,000	3,062,819
Morgan Stanley, 4.375%, 1/22/2047	18,187,000	21,452,521
PNC Bank N.A., 3.1%, 10/25/2027	15,267,000	16,083,055
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	7,081,000	7,716,048
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,148,000	11,185,888
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	13,057,000	13,249,899
Wachovia Corp., 6.605%, 10/01/2025	2,193,000	2,633,762
Wells Fargo & Co., 3.069%, 1/24/2023	16,413,000	16,735,034

		$430,506,911
Medical & Health Technology & Services - 2.5%
Alcon Finance Corp., 2.75%, 9/23/2026 (z)	$6,351,000	$6,483,947
Alcon, Inc., 3%, 9/23/2029 (z)	11,494,000	11,730,294
Becton, Dickinson and Co., 4.669%, 6/06/2047	8,053,000	9,685,809
Catholic Health Initiatives, 2.95%, 11/01/2022	9,078,000	9,256,557
Cigna Corp., 3.75%, 7/15/2023	23,175,000	24,276,716
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	8,428,000	9,881,353
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	10,194,000	12,482,519
HCA, Inc., 5.25%, 6/15/2026	13,993,000	15,658,568
HCA, Inc., 5.625%, 9/01/2028	20,645,000	23,199,819
HCA, Inc., 4.125%, 6/15/2029	14,904,000	15,789,372
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	3,653,000	3,855,632
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	11,209,000	12,508,055
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	3,333,567
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	10,105,132

		$168,247,340
Medical Equipment - 0.8%
Abbott Laboratories, 3.4%, 11/30/2023	$14,564,000	$15,363,693
Abbott Laboratories, 4.9%, 11/30/2046	14,191,000	18,135,316
Boston Scientific Corp., 4%, 3/01/2029	18,117,000	20,170,823

		$53,669,832

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	$14,324,000	$13,983,805
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	5,407,000	5,661,195
Novelis Corp., 5.875%, 9/30/2026 (n)	14,155,000	14,864,166
Vale S.A., 6.25%, 8/10/2026	12,747,000	14,852,804

		$49,361,970
Midstream - 2.0%
Enbridge, Inc., 4.25%, 12/01/2026	$16,730,000	$18,298,009
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	8,098,000	11,150,819
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,862,000	8,386,338
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	8,327,000	9,351,570
ONEOK, Inc., 5.2%, 7/15/2048	14,326,000	15,836,216
Plains All American Pipeline, 3.55%, 12/15/2029	33,079,000	31,626,638
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	13,289,000	14,830,991
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,452,000	5,751,712
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	17,690,000	18,465,706

		$133,697,999
Mortgage-Backed - 23.8%
Fannie Mae, 5%, 1/01/2020 - 3/01/2042	$11,717,413	$12,892,002
Fannie Mae, 5.19%, 9/01/2020	1,877,734	1,896,280
Fannie Mae, 4.58%, 1/01/2021	1,266,220	1,276,046
Fannie Mae, 5.5%, 3/01/2021 - 12/01/2038	9,814,718	11,007,173
Fannie Mae, 2.41%, 5/01/2023	2,412,663	2,452,068
Fannie Mae, 2.55%, 5/01/2023	1,244,150	1,270,133
Fannie Mae, 3.93%, 10/01/2023	1,187,425	1,275,690
Fannie Mae, 5.25%, 8/01/2024	855,613	954,128
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	57,811,713	62,591,022
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	99,379,197	103,704,733
Fannie Mae, 2.672%, 12/25/2026	11,638,000	12,011,967
Fannie Mae, 3.95%, 1/01/2027	637,117	710,748
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	122,322,907	125,503,882
Fannie Mae, 4.01%, 1/01/2029	4,116,671	4,651,125
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	101,548	116,242
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	3,743,743	4,279,921
Fannie Mae, 3.25%, 5/25/2040	1,063,151	1,107,934
Fannie Mae, 4%, 9/01/2040 - 11/01/2049	140,269,619	148,837,484
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	2,609,486	2,595,200
Fannie Mae, TBA, 3.5%, 12/25/2033 - 11/25/2049	55,975,000	57,587,853
Fannie Mae, TBA, 2.5%, 11/25/2034 - 12/01/2034	113,200,000	114,377,536
Fannie Mae, TBA, 3%, 12/25/2034 - 12/25/2049	55,550,000	56,836,978
Fannie Mae, TBA, 4%, 11/25/2049	6,675,000	6,926,877
Fannie Mae, TBA, 5%, 11/25/2049	3,775,000	4,037,333

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 1.869%, 11/25/2019	$961,470	$960,107
Freddie Mac, 4.251%, 1/25/2020	2,057,575	2,057,467
Freddie Mac, 2.313%, 3/25/2020	7,526,738	7,518,533
Freddie Mac, 5%, 5/01/2020 - 7/01/2041	6,204,432	6,844,466
Freddie Mac, 3.034%, 10/25/2020	8,142,803	8,194,921
Freddie Mac, 5.5%, 10/01/2021 - 1/01/2038	2,420,902	2,721,477
Freddie Mac, 2.791%, 1/25/2022	7,153,871	7,267,231
Freddie Mac, 2.355%, 7/25/2022	10,625,468	10,737,264
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,284,259
Freddie Mac, 3.25%, 4/25/2023	7,830,787	8,147,599
Freddie Mac, 3.06%, 7/25/2023	5,298,995	5,499,614
Freddie Mac, 3.531%, 7/25/2023	2,816,666	2,971,311
Freddie Mac, 3.458%, 8/25/2023	16,280,782	17,129,779
Freddie Mac, 2.67%, 12/25/2024	4,982,063	5,145,885
Freddie Mac, 2.811%, 1/25/2025	7,744,684	8,050,656
Freddie Mac, 3.329%, 5/25/2025	9,013,328	9,617,474
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	14,825,532	15,762,248
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	14,263,041	15,454,432
Freddie Mac, 2.673%, 3/25/2026	15,673,350	16,266,831
Freddie Mac, 3.3%, 10/25/2026	4,957,000	5,346,288
Freddie Mac, 3.117%, 6/25/2027	17,177,017	18,355,439
Freddie Mac, 3%, 6/15/2028 - 11/01/2048	95,038,551	97,541,382
Freddie Mac, 3.926%, 7/25/2028	7,486,000	8,464,247
Freddie Mac, 4.06%, 10/25/2028	12,546,000	14,345,164
Freddie Mac, 1.09%, 7/25/2029 (i)	12,723,574	1,158,633
Freddie Mac, 1.27%, 8/25/2029 (i)	22,520,000	2,142,494
Freddie Mac, 2.5%, 11/01/2031	640,909	649,272
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	1,190,264	1,345,397
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	93,583,458	97,577,766
Ginnie Mae, 2.5%, 7/20/2032	1,375,000	1,382,348
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	1,680,198	1,875,826
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	1,611,909	1,837,865
Ginnie Mae, 4.5%, 4/15/2039 - 5/20/2049	34,362,272	36,703,657
Ginnie Mae, 4%, 10/20/2040 - 7/20/2049	66,452,347	69,380,867
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2049	115,377,596	120,156,386
Ginnie Mae, 3%, 11/20/2044 - 1/20/2048	78,579,359	81,058,374
Ginnie Mae, TBA, 3%, 12/15/2048 - 11/01/2049	67,425,000	69,388,511
Ginnie Mae, TBA, 4.5%, 12/15/2048 - 11/15/2049	34,250,003	35,846,111
Ginnie Mae, TBA, 3.5%, 11/15/2049	18,873,571	19,587,228
Ginnie Mae, TBA, 4%, 11/15/2049	14,450,000	15,025,742

		$1,593,700,906

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Municipals - 1.5%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.06%, 12/01/2025	$2,460,000	$2,553,726
Bridgeview, IL, Stadium and Redevelopment Projects, 5.14%, 12/01/2036	24,325,000	24,883,016
New Jersey Economic Development Authority State Pension
Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	29,043,000	26,849,382
Oklahoma Development Finance Authority, Health System Rev.
(OU Medicine Project), “C”, 5.45%, 8/15/2028	8,467,000	9,833,150
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	6,320,000	7,957,259
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	4,260,000	5,809,106
State of California (Build America Bonds), 7.625%, 3/01/2040	1,250,000	2,035,850
State of California (Build America Bonds), 7.6%, 11/01/2040	9,570,000	16,147,461
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,920,000	3,267,568

		$99,336,518
Natural Gas - Distribution - 0.5%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,948,000	$19,776,943
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	14,712,000	14,933,019

		$34,709,962
Network & Telecom - 0.4%
AT&T, Inc., 5.25%, 3/01/2037	$13,919,000	$16,382,189
AT&T, Inc., 4.75%, 5/15/2046	7,387,000	8,201,342

		$24,583,531
Oils - 0.4%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$18,425,000	$20,217,341
Marathon Petroleum Corp., 5.85%, 12/15/2045	5,043,000	5,791,194

		$26,008,535
Other Banks & Diversified Financials - 1.0%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$3,408,000	$3,739,598
BBVA USA, 2.875%, 6/29/2022	22,375,000	22,745,712
Capital One Financial Corp., 3.75%, 3/09/2027	8,541,000	9,072,590
Capital One Financial Corp., 3.8%, 1/31/2028	5,755,000	6,124,119
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	7,513,000	8,060,905
Macquarie Bank Ltd. of London, 6.125% to 9/12/2025, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	15,364,000	15,748,100

		$65,491,024
Pharmaceuticals - 0.6%
Allergan Funding SCS, 3.8%, 3/15/2025	$22,785,000	$23,968,134
Elanco Animal Health, Inc., 4.272%, 8/28/2023	8,568,000	8,974,663

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Elanco Animal Health, Inc., 4.9%, 8/28/2028	$7,401,000	$8,046,808

		$40,989,605
Pollution Control - 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$7,042,000	$7,830,201

Real Estate - Apartment - 0.0%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,876,000	$3,077,803

Real Estate - Healthcare - 0.1%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$9,170,000	$9,651,425

Real Estate - Retail - 0.1%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$8,618,000	$9,008,315

Retailers - 0.7%
Best Buy Co., Inc., 5.5%, 3/15/2021	$14,246,000	$14,763,437
Dollar Tree, Inc., 4.2%, 5/15/2028	11,854,000	12,876,207
Walmart, Inc., 3.05%, 7/08/2026	20,000,000	21,306,451

		$48,946,095
State & Local Agencies - 0.5%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	$25,254,000	$32,165,262

Telecommunications - Wireless - 1.1%
American Tower Corp., REIT, 2.75%, 1/15/2027	$6,517,000	$6,544,359
American Tower Corp., REIT, 3.55%, 7/15/2027	23,507,000	24,805,624
American Tower Corp., REIT, 3.8%, 8/15/2029	15,003,000	16,038,701
Crown Castle International Corp., 2.25%, 9/01/2021	7,361,000	7,382,708
Crown Castle International Corp., 3.2%, 9/01/2024	4,931,000	5,118,841
Crown Castle International Corp., 3.7%, 6/15/2026	3,950,000	4,189,579
Crown Castle International Corp., 4%, 3/01/2027	1,862,000	2,014,939
Crown Castle International Corp., 3.8%, 2/15/2028	4,853,000	5,224,048

		$71,318,799
Tobacco - 0.7%
Altria Group, Inc., 4.8%, 2/14/2029	$8,154,000	$8,951,683
B.A.T Capital Corp., 3.222%, 8/15/2024	20,260,000	20,568,164
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	15,574,000	16,071,763

		$45,591,610

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - 0.3%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,863,000	$1,989,002
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,169,000	15,833,693
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,327,000	1,474,361

		$19,297,056
U.S. Government Agencies and Equivalents - 0.7%
Small Business Administration, 6.35%, 4/01/2021	$352	$357
Small Business Administration, 6.34%, 5/01/2021	801	814
Small Business Administration, 6.44%, 6/01/2021	1,046	1,068
Small Business Administration, 5.34%, 11/01/2021	9,865	10,051
Small Business Administration, 6.07%, 3/01/2022	4,378	4,476
Small Business Administration, 4.35%, 7/01/2023	60,625	62,647
Small Business Administration, 4.98%, 11/01/2023	80,675	84,233
Small Business Administration, 4.89%, 12/01/2023	97,115	101,262
Small Business Administration, 4.93%, 1/01/2024	94,987	98,897
Small Business Administration, 4.34%, 3/01/2024	145,910	150,708
Small Business Administration, 5.18%, 5/01/2024	100,780	105,670
Small Business Administration, 5.52%, 6/01/2024	123,315	129,813
Small Business Administration, 5.19%, 7/01/2024	130,337	135,964
Small Business Administration, 4.86%, 10/01/2024	73,841	77,150
Small Business Administration, 4.57%, 6/01/2025	260,075	272,040
Small Business Administration, 4.76%, 9/01/2025	699,214	731,422
Small Business Administration, 5.39%, 12/01/2025	60,338	64,169
Small Business Administration, 5.35%, 2/01/2026	371,662	396,489
Small Business Administration, 3.25%, 11/01/2030	1,457,674	1,529,579
Small Business Administration, 2.85%, 9/01/2031	2,481,382	2,570,877
Small Business Administration, 2.37%, 8/01/2032	1,715,632	1,733,289
Small Business Administration, 2.13%, 1/01/2033	2,772,336	2,775,405
Small Business Administration, 2.21%, 2/01/2033	790,029	791,954
Small Business Administration, 2.22%, 3/01/2033	2,696,124	2,706,220
Small Business Administration, 2.08%, 4/01/2033	4,518,284	4,506,946
Small Business Administration, 2.45%, 6/01/2033	5,493,344	5,554,358
Small Business Administration, 3.15%, 7/01/2033	7,570,253	7,879,808
Small Business Administration, 3.16%, 8/01/2033	6,845,166	7,130,889
Small Business Administration, 3.62%, 9/01/2033	3,798,060	4,039,076

		$43,645,631
U.S. Treasury Obligations - 18.0%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$9,176,000	$12,569,328
U.S. Treasury Bonds, 5%, 5/15/2037	2,338,000	3,422,248
U.S. Treasury Bonds, 4.375%, 2/15/2038	3,136,000	4,314,205
U.S. Treasury Bonds, 3.5%, 2/15/2039	20,690,000	25,679,846
U.S. Treasury Bonds, 4.5%, 8/15/2039	55,159,100	77,698,918
U.S. Treasury Bonds, 2.875%, 5/15/2043	87,127,000	98,688,344

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	$29,323,000	$31,194,632
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	31,629,199
U.S. Treasury Bonds, 3%, 2/15/2048	86,684,200	101,728,649
U.S. Treasury Notes, 1.625%, 11/30/2020	120,537,000	120,551,126
U.S. Treasury Notes, 2.75%, 9/15/2021	362,900,000	370,838,438
U.S. Treasury Notes, 1.75%, 11/30/2021	56,979,000	57,210,477
U.S. Treasury Notes, 1.75%, 9/30/2022	41,109,000	41,383,595
U.S. Treasury Notes, 2.75%, 5/31/2023	66,210,500	69,016,687
U.S. Treasury Notes, 2.375%, 2/29/2024	149,000,000	154,267,382

		$1,200,193,074
Utilities - Electric Power - 1.8%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$9,008,000	$9,419,382
AEP Transmission Co. LLC, 4%, 12/01/2046	7,883,000	9,029,663
Dominion Resources, Inc., 3.9%, 10/01/2025	2,892,000	3,109,956
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	27,962,000	29,193,318
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,206,000	31,113,048
Exelon Corp., 3.497%, 6/01/2022	2,252,000	2,317,421
FirstEnergy Corp., 4.85%, 7/15/2047	17,208,000	20,664,536
PPL Capital Funding, Inc., 5%, 3/15/2044	3,924,000	4,622,273
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	10,545,000	10,900,094

		$120,369,691
Total Bonds (Identified Cost, $6,570,002,178)		$6,856,163,776

Investment Companies (h) - 4.1%
Money Market Funds - 4.1%
MFS Institutional Money Market Portfolio, 1.89% (v) (Identified Cost, $273,935,650)	273,946,617	$273,974,011

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options - 0.0%
Market Index Securities - 0.0%
Markit CDX North America Investment Grade Index - March 2020 @ $73 (Premiums Paid, $1,343,160)	Put	Goldman Sachs International	$335,137,255	$327,600,000	$613,543

Other Assets, Less Liabilities - (6.6)%					(443,859,083)
Net Assets - 100.0%					$6,686,892,247

22

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $273,974,011 and $6,856,777,319, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,059,155,145, representing 15.8% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 3.301% (LIBOR - 3mo. + 1.3%), 1/15/2028	12/12/17	$16,000,000	$15,762,240
Alcon Finance Corp., 2.75%, 9/23/2026	9/16/19	6,320,187	6,483,947
Alcon, Inc., 3%, 9/23/2029	9/24/19	11,672,632	11,730,294
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.253% (LIBOR - 3mo. + 1.25%), 10/18/2027	10/04/17	8,340,000	8,266,958
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.653% (LIBOR - 3mo. + 1.7%), 10/18/2027	10/04/17	3,070,000	3,037,344
Ambac Assurance Corp., 5.1%, 6/07/2020	2/14/18	10,663	20,088
Ambac LSNI, LLC, FLR, 7.104% (LIBOR - 3mo. + 5%), 2/12/2023	2/14/18-4/04/19	18,675	59,538
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 4.413% (LIBOR - 1mo. + 2.5%), 5/15/2037	5/14/19	19,810,500	19,884,789
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 4.614% (LIBOR - 1mo. + 2.7%), 1/15/2033	3/15/18-9/06/18	3,982,028	4,004,107
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.021% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/17/18	3,770,000	3,772,006
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 3.596% (LIBOR - 1mo. + 1.55%), 9/15/2036	9/13/19	25,943,734	25,976,187
Bayview Commercial Asset Trust, Capital Appreciation, 0%, 12/25/2036	10/25/06	505	300
Bayview Commercial Asset Trust, FLR, 2.133% (LIBOR - 1mo. + 0.31%), 8/25/2035	6/09/05	175,163	168,263
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.64% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	1,276,776	1,274,712

23

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
BDS Ltd., 2019-FL4, “A”, FLR, 3.013% (LIBOR - 1mo. + 1.10%), 8/15/2036	7/17/19	$15,377,000	$15,367,620
Broadcom, Inc., 3.625%, 10/15/2024	3/29/19	23,427,916	24,241,648
BSPRT Ltd., 2019-FL5, “C”, FLR, 3.913% (LIBOR - 1mo. + 2%), 5/15/2029	5/20/19	9,385,000	9,367,403
CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023	4/10/19	6,325,997	6,393,880
Cutwater Ltd., 2015-IA, “BR”, FLR, 3.801% (LIBOR - 3mo. + 1.8%), 1/15/2029	10/15/18	27,695,000	27,490,888
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025	5/07/19	9,570,425	9,718,645
Falcon Franchise Loan LLC, 9.62%, 1/05/2023	1/18/02-3/23/11	0	316
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 2.948% (LIBOR - 3mo. + 0.79%), 11/15/2026	4/02/19	17,645,848	17,664,593
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 3.558% (LIBOR - 3mo. + 1.4%), 11/15/2026	4/25/19	8,030,982	8,034,990
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 3.838% (LIBOR - 3mo. + 1.68%), 11/15/2026	7/11/19	6,630,761	6,580,969
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.703% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/17/18	15,920,000	15,496,958
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 3.563% (LIBOR - 1mo. + 1.65%), 8/15/2028	8/03/18	3,975,500	3,975,436
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.264% (LIBOR - 1mo. + 2.35%), 8/15/2028	8/03/18	1,312,500	1,312,500
Liberty Mutual Group, Inc., 3.951%, 10/15/2050	9/30/19	11,252,880	11,644,552
LoanCore Ltd., 2018-CRE1, “C”, FLR, 3.863% (LIBOR - 1mo. + 1.95%), 4/15/2034	5/23/19	4,355,000	4,371,348
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 3.513% (LIBOR - 1mo. + 1.6%), 4/15/2034	5/23/19	5,946,500	5,957,766
LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.363% (LIBOR - 1mo. + 2.45%), 5/15/2036	5/07/19	3,164,500	3,169,467
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “A”, FLR, 2.463% (LIBOR - 1mo. + 0.64%), 5/25/2024	6/10/19	17,916,000	17,921,344
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 3.251% (LIBOR - 3mo. + 1.25%), 1/15/2028	3/21/19	11,685,047	11,662,842
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024	10/08/19	7,874,190	7,874,175
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.351% (LIBOR - 3mo. + 1.35%), 7/15/2027	10/27/17	13,240,000	13,099,802
Preferred Term Securities XIX Ltd., CDO, FLR, 2.468% (LIBOR - 3mo. + 0.35%), 12/22/2035	9/08/05-3/28/11	4,269,194	3,915,624
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023	4/10/19	8,856,586	8,986,630
Saudi Arabian Oil Co., 3.5%, 4/16/2029	4/09/19	14,734,634	15,376,437

24

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.413% (LIBOR - 1mo. + 1.5%), 1/15/2035	7/20/18	$8,468,550	$8,476,495
TICP CLO Ltd., 2018-IA, “A2”, FLR, 3.436% (LIBOR - 3mo. + 1.5%), 4/26/2028	4/17/18	16,262,022	16,009,496
Volkswagen Group of America, Inc., 3.2%, 9/26/2026	9/19/19	12,206,523	12,487,861
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 4.051% (LIBOR - 3mo. + 2.05%), 1/15/2026	6/19/19	14,904,930	14,829,660
Total Restricted Securities			$401,870,118
% of Net assets			6.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced

Derivative Contracts at 10/31/19

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	1,669	$237,180,547	December - 2019	$3,804,411

Liability Derivatives

Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,221	$263,249,508	December - 2019	$(481,288)
U.S. Treasury Ultra Bond	Long	USD	1,240	235,290,000	December - 2019	(7,401,201)

						$(7,882,489)

At October 31, 2019, the fund had liquid securities with an aggregate value of $5,289,363 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

25

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $6,571,345,338)	$6,856,777,319
Investments in affiliated issuers, at value (identified cost, $273,935,650)	273,974,011
Cash	146,627
Receivables for
Net daily variation margin on open futures contracts	2,524,908
Investments sold	188,177
Investments sold on an extended settlement basis	307,486,708
Fund shares sold	21,482,552
Interest and dividends	41,014,228
Other assets	8,000
Total assets	$7,503,602,530

Liabilities
Payables for
Distributions	$1,942,134
Investments purchased	118,845,548
Investments purchased on an extended settlement basis	686,651,421
Fund shares reacquired	7,653,255
Payable to affiliates
Investment adviser	137,656
Administrative services fee	2,945
Shareholder servicing costs	1,315,197
Distribution and service fees	26,165
Program manager fees	41
Accrued expenses and other liabilities	135,921
Total liabilities	$816,710,283
Net assets	$6,686,892,247

Net assets consist of
Paid-in capital	$6,492,710,244
Total distributable earnings (loss)	194,182,003
Net assets	$6,686,892,247
Shares of beneficial interest outstanding	604,557,060

26

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,287,238,651	206,822,978	$11.06
Class B	12,752,354	1,151,372	11.08
Class C	94,896,718	8,570,381	11.07
Class I	1,599,940,823	144,645,188	11.06
Class R1	2,090,388	188,761	11.07
Class R2	32,810,847	2,967,694	11.06
Class R3	51,369,112	4,645,096	11.06
Class R4	129,870,695	11,739,558	11.06
Class R6	2,460,837,062	222,461,263	11.06
Class 529A	11,161,881	1,010,505	11.05
Class 529B	226,082	20,413	11.08
Class 529C	3,697,634	333,851	11.08

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $11.55 [100 / 95.75 x $11.06] and $11.54 [100 / 95.75 x $11.05], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

27

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$103,885,891
Dividends from affiliated issuers	4,574,409
Other	100,105
Total investment income	$108,560,405
Expenses
Management fee	$12,773,289
Distribution and service fees	3,393,962
Shareholder servicing costs	1,896,233
Program manager fees	3,610
Administrative services fee	287,189
Independent Trustees’ compensation	49,397
Custodian fee	126,875
Shareholder communications	152,328
Audit and tax fees	39,898
Legal fees	24,935
Miscellaneous	226,718
Total expenses	$18,974,434
Fees paid indirectly	(7,315)
Reduction of expenses by investment adviser and distributor	(1,703,820)
Net expenses	$17,263,299
Net investment income (loss)	$91,297,106

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$21,240,535
Affiliated issuers	(14,050)
Futures contracts	(3,969,816)
Forward foreign currency exchange contracts	1,817,391
Foreign currency	(1,559,808)
Net realized gain (loss)	$17,514,252
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$234,461,301
Affiliated issuers	29,002
Futures contracts	(2,671,032)
Net unrealized gain (loss)	$231,819,271
Net realized and unrealized gain (loss)	$249,333,523
Change in net assets from operations	$340,630,629

See Notes to Financial Statements

28

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/19 (unaudited)	Year ended 4/30/19

From operations
Net investment income (loss)	$91,297,106	$162,749,970
Net realized gain (loss)	17,514,252	(38,152,624)
Net unrealized gain (loss)	231,819,271	157,391,350
Change in net assets from operations	$340,630,629	$281,988,696
Total distributions to shareholders	$(95,927,244)	$(163,952,098)
Change in net assets from fund share transactions	$680,775,333	$258,210,576
Total change in net assets	$925,478,718	$376,247,174

Net assets
At beginning of period	5,761,413,529	5,385,166,355
At end of period	$6,686,892,247	$5,761,413,529

See Notes to Financial Statements

29

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/19		Year ended
Class A			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$10.62		$10.39	$10.67	$10.79	$10.96	$10.89

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.30	$0.25	$0.27	$0.28	$0.27
Net realized and unrealized gain (loss)	0.45		0.23	(0.27)	(0.10)	(0.10)	0.15
Total from investment operations	$0.60		$0.53	$(0.02)	$0.17	$0.18	$0.42

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.30)	$(0.26)	$(0.29)	$(0.31)	$(0.31)
From net realized gain	—		—	—	—	(0.04)	(0.04)
Total distributions declared to shareholders	$(0.16)		$(0.30)	$(0.26)	$(0.29)	$(0.35)	$(0.35)
Net asset value, end of period (x)	$11.06		$10.62	$10.39	$10.67	$10.79	$10.96
Total return (%) (r)(s)(t)(x)	5.70	(n)	5.22	(0.22)	1.63	1.76	3.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.82	0.88	0.90	0.89	0.89
Expenses after expense reductions (f)	0.66	(a)	0.69	0.74	0.74	0.74	0.77
Net investment income (loss)	2.80	(a)	2.89	2.36	2.49	2.63	2.46
Portfolio turnover	45	(n)	60	27	40	53	72
Net assets at end of period (000 omitted)	$2,287,239		$1,967,507	$1,761,171	$1,706,798	$1,829,002	$1,495,612

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class B			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$10.64		$10.41	$10.68	$10.80	$10.97	$10.90

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.22	$0.17	$0.19	$0.20	$0.19
Net realized and unrealized gain (loss)	0.45		0.23	(0.26)	(0.10)	(0.10)	0.14
Total from investment operations	$0.56		$0.45	$(0.09)	$0.09	$0.10	$0.33

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.22)	$(0.18)	$(0.21)	$(0.23)	$(0.22)
From net realized gain	—		—	—	—	(0.04)	(0.04)
Total distributions declared to shareholders	$(0.12)		$(0.22)	$(0.18)	$(0.21)	$(0.27)	$(0.26)
Net asset value, end of period (x)	$11.08		$10.64	$10.41	$10.68	$10.80	$10.97
Total return (%) (r)(s)(t)(x)	5.30	(n)	4.43	(0.87)	0.87	1.01	3.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.58	1.63	1.64	1.65	1.64
Expenses after expense reductions (f)	1.41	(a)	1.44	1.49	1.49	1.49	1.52
Net investment income (loss)	2.07	(a)	2.13	1.61	1.75	1.89	1.72
Portfolio turnover	45	(n)	60	27	40	53	72
Net assets at end of period (000 omitted)	$12,752		$13,727	$18,207	$24,514	$29,351	$30,730

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class C			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$10.64		$10.41	$10.68	$10.80	$10.97	$10.90

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.21	$0.16	$0.18	$0.19	$0.18
Net realized and unrealized gain (loss)	0.44		0.23	(0.26)	(0.10)	(0.10)	0.14
Total from investment operations	$0.55		$0.44	$(0.10)	$0.08	$0.09	$0.32

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.21)	$(0.17)	$(0.20)	$(0.22)	$(0.21)
From net realized gain	—		—	—	—	(0.04)	(0.04)
Total distributions declared to shareholders	$(0.12)		$(0.21)	$(0.17)	$(0.20)	$(0.26)	$(0.25)
Net asset value, end of period (x)	$11.07		$10.64	$10.41	$10.68	$10.80	$10.97
Total return (%) (r)(s)(t)(x)	5.15	(n)	4.33	(0.97)	0.77	0.91	3.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.57	1.63	1.64	1.64	1.64
Expenses after expense reductions (f)	1.52	(a)	1.54	1.59	1.59	1.59	1.62
Net investment income (loss)	1.96	(a)	2.03	1.51	1.65	1.78	1.61
Portfolio turnover	45	(n)	60	27	40	53	72
Net assets at end of period (000 omitted)	$94,897		$89,735	$100,768	$134,650	$150,596	$135,948

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class I			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$10.62		$10.40	$10.67	$10.79	$10.96	$10.89

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.31	$0.27	$0.28	$0.30	$0.29
Net realized and unrealized gain (loss)	0.45		0.23	(0.26)	(0.09)	(0.10)	0.14
Total from investment operations	$0.61		$0.54	$0.01	$0.19	$0.20	$0.43

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.32)	$(0.28)	$(0.31)	$(0.33)	$(0.32)
From net realized gain	—		—	—	—	(0.04)	(0.04)
Total distributions declared to shareholders	$(0.17)		$(0.32)	$(0.28)	$(0.31)	$(0.37)	$(0.36)
Net asset value, end of period (x)	$11.06		$10.62	$10.40	$10.67	$10.79	$10.96
Total return (%) (r)(s)(t)(x)	5.78	(n)	5.27	0.03	1.78	1.92	4.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.57	0.63	0.65	0.64	0.64
Expenses after expense reductions (f)	0.51	(a)	0.54	0.59	0.59	0.59	0.62
Net investment income (loss)	2.95	(a)	3.03	2.51	2.62	2.78	2.60
Portfolio turnover	45	(n)	60	27	40	53	72
Net assets at end of period (000 omitted)	$1,599,941		$1,242,812	$1,180,741	$1,256,542	$914,984	$1,274,021

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class R1			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$10.64		$10.41	$10.68	$10.81	$10.97	$10.90

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.21	$0.16	$0.18	$0.19	$0.18
Net realized and unrealized gain (loss)	0.44		0.23	(0.26)	(0.11)	(0.09)	0.14
Total from investment operations	$0.55		$0.44	$(0.10)	$0.07	$0.10	$0.32

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.21)	$(0.17)	$(0.20)	$(0.22)	$(0.21)
From net realized gain	—		—	—	—	(0.04)	(0.04)
Total distributions declared to shareholders	$(0.12)		$(0.21)	$(0.17)	$(0.20)	$(0.26)	$(0.25)
Net asset value, end of period (x)	$11.07		$10.64	$10.41	$10.68	$10.81	$10.97
Total return (%) (r)(s)(t)(x)	5.15	(n)	4.33	(0.97)	0.67	1.00	3.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.57	1.63	1.64	1.64	1.64
Expenses after expense reductions (f)	1.52	(a)	1.54	1.59	1.59	1.59	1.62
Net investment income (loss)	1.97	(a)	2.06	1.50	1.66	1.78	1.60
Portfolio turnover	45	(n)	60	27	40	53	72
Net assets at end of period (000 omitted)	$2,090		$2,005	$1,293	$2,466	$3,584	$4,153

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class R2			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$10.62		$10.39	$10.66	$10.78	$10.95	$10.88

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.26	$0.21	$0.23	$0.24	$0.23
Net realized and unrealized gain (loss)	0.44		0.24	(0.26)	(0.09)	(0.09)	0.15
Total from investment operations	$0.58		$0.50	$(0.05)	$0.14	$0.15	$0.38

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.27)	$(0.22)	$(0.26)	$(0.28)	$(0.27)
From net realized gain	—		—	—	—	(0.04)	(0.04)
Total distributions declared to shareholders	$(0.14)		$(0.27)	$(0.22)	$(0.26)	$(0.32)	$(0.31)
Net asset value, end of period (x)	$11.06		$10.62	$10.39	$10.66	$10.78	$10.95
Total return (%) (r)(s)(t)(x)	5.52	(n)	4.85	(0.48)	1.27	1.41	3.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.08	1.13	1.15	1.14	1.14
Expenses after expense reductions (f)	1.01	(a)	1.04	1.09	1.09	1.09	1.12
Net investment income (loss)	2.47	(a)	2.53	2.01	2.15	2.29	2.12
Portfolio turnover	45	(n)	60	27	40	53	72
Net assets at end of period (000 omitted)	$32,811		$34,093	$44,339	$48,893	$49,042	$49,623

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class R3			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$10.62		$10.39	$10.67	$10.79	$10.95	$10.88

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.29	$0.24	$0.26	$0.27	$0.26
Net realized and unrealized gain (loss)	0.45		0.23	(0.27)	(0.10)	(0.09)	0.15
Total from investment operations	$0.60		$0.52	$(0.03)	$0.16	$0.18	$0.41

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.29)	$(0.25)	$(0.28)	$(0.30)	$(0.30)
From net realized gain	—		—	—	—	(0.04)	(0.04)
Total distributions declared to shareholders	$(0.16)		$(0.29)	$(0.25)	$(0.28)	$(0.34)	$(0.34)
Net asset value, end of period (x)	$11.06		$10.62	$10.39	$10.67	$10.79	$10.95
Total return (%) (r)(s)(t)(x)	5.65	(n)	5.11	(0.32)	1.52	1.76	3.79

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.83	0.88	0.90	0.89	0.89
Expenses after expense reductions (f)	0.76	(a)	0.79	0.84	0.84	0.84	0.87
Net investment income (loss)	2.71	(a)	2.78	2.25	2.40	2.53	2.36
Portfolio turnover	45	(n)	60	27	40	53	72
Net assets at end of period (000 omitted)	$51,369		$49,418	$75,764	$90,449	$88,496	$71,742

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class R4			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$10.63		$10.40	$10.67	$10.79	$10.96	$10.88

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.32	$0.27	$0.28	$0.30	$0.28
Net realized and unrealized gain (loss)	0.44		0.23	(0.26)	(0.09)	(0.10)	0.16
Total from investment operations	$0.60		$0.55	$0.01	$0.19	$0.20	$0.44

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.32)	$(0.28)	$(0.31)	$(0.33)	$(0.32)
From net realized gain	—		—	—	—	(0.04)	(0.04)
Total distributions declared to shareholders	$(0.17)		$(0.32)	$(0.28)	$(0.31)	$(0.37)	$(0.36)
Net asset value, end of period (x)	$11.06		$10.63	$10.40	$10.67	$10.79	$10.96
Total return (%) (r)(s)(t)(x)	5.68	(n)	5.37	0.03	1.78	1.92	4.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.57	0.63	0.65	0.64	0.64
Expenses after expense reductions (f)	0.51	(a)	0.54	0.59	0.59	0.59	0.61
Net investment income (loss)	2.96	(a)	3.04	2.50	2.64	2.79	2.59
Portfolio turnover	45	(n)	60	27	40	53	72
Net assets at end of period (000 omitted)	$129,871		$116,533	$103,144	$118,494	$116,248	$150,418

See Notes to Financial Statements

37

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class R6			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$10.62		$10.39	$10.67	$10.79	$10.96	$10.89

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.33	$0.28	$0.30	$0.31	$0.30
Net realized and unrealized gain (loss)	0.45		0.23	(0.27)	(0.10)	(0.10)	0.14
Total from investment operations	$0.62		$0.56	$0.01	$0.20	$0.21	$0.44

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.33)	$(0.29)	$(0.32)	$(0.34)	$(0.33)
From net realized gain	—		—	—	—	(0.04)	(0.04)
Total distributions declared to shareholders	$(0.18)		$(0.33)	$(0.29)	$(0.32)	$(0.38)	$(0.37)
Net asset value, end of period (x)	$11.06		$10.62	$10.39	$10.67	$10.79	$10.96
Total return (%) (r)(s)(t)(x)	5.82	(n)	5.49	0.04	1.89	2.03	4.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.44	(a)	0.47	0.52	0.53	0.53	0.54
Expenses after expense reductions (f)	0.42	(a)	0.44	0.48	0.48	0.48	0.53
Net investment income (loss)	3.05	(a)	3.14	2.61	2.76	2.90	2.72
Portfolio turnover	45	(n)	60	27	40	53	72
Net assets at end of period (000 omitted)	$2,460,837		$2,232,386	$2,087,409	$1,422,342	$1,423,635	$1,371,926

See Notes to Financial Statements

38

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class 529A			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$10.61		$10.38	$10.65	$10.77	$10.94	$10.87

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.30	$0.25	$0.27	$0.28	$0.27
Net realized and unrealized gain (loss)	0.45		0.23	(0.26)	(0.10)	(0.10)	0.14
Total from investment operations	$0.60		$0.53	$(0.01)	$0.17	$0.18	$0.41

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.30)	$(0.26)	$(0.29)	$(0.31)	$(0.30)
From net realized gain	—		—	—	—	(0.04)	(0.04)
Total distributions declared to shareholders	$(0.16)		$(0.30)	$(0.26)	$(0.29)	$(0.35)	$(0.34)
Net asset value, end of period (x)	$11.05		$10.61	$10.38	$10.65	$10.77	$10.94
Total return (%) (r)(s)(t)(x)	5.69	(n)	5.20	(0.15)	1.60	1.72	3.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.87	0.96	1.00	0.99	0.99
Expenses after expense reductions (f)	0.69	(a)	0.71	0.76	0.76	0.78	0.81
Net investment income (loss)	2.79	(a)	2.87	2.34	2.47	2.60	2.43
Portfolio turnover	45	(n)	60	27	40	53	72
Net assets at end of period (000 omitted)	$11,162		$9,657	$8,816	$7,879	$6,132	$4,713

See Notes to Financial Statements

39

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class 529B			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$10.64		$10.41	$10.68	$10.81	$10.97	$10.90

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.21	$0.15	$0.17	$0.19	$0.17
Net realized and unrealized gain (loss)	0.44		0.23	(0.26)	(0.10)	(0.09)	0.15
Total from investment operations	$0.55		$0.44	$(0.11)	$0.07	$0.10	$0.32

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.21)	$(0.16)	$(0.20)	$(0.22)	$(0.21)
From net realized gain	—		—	—	—	(0.04)	(0.04)
Total distributions declared to shareholders	$(0.11)		$(0.21)	$(0.16)	$(0.20)	$(0.26)	$(0.25)
Net asset value, end of period (x)	$11.08		$10.64	$10.41	$10.68	$10.81	$10.97
Total return (%) (r)(s)(t)(x)	5.22	(n)	4.28	(1.02)	0.62	0.95	2.96

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.62	1.71	1.74	1.74	1.74
Expenses after expense reductions (f)	1.56	(a)	1.59	1.64	1.64	1.64	1.67
Net investment income (loss)	1.92	(a)	1.98	1.45	1.60	1.74	1.56
Portfolio turnover	45	(n)	60	27	40	53	72
Net assets at end of period (000 omitted)	$226		$243	$304	$297	$339	$396

See Notes to Financial Statements

40

Financial Highlights – continued

	Six months ended 10/31/19		Year ended
Class 529C			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
	(unaudited)
Net asset value, beginning of period	$10.64		$10.41	$10.68	$10.80	$10.97	$10.90

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.21	$0.16	$0.17	$0.19	$0.17
Net realized and unrealized gain (loss)	0.44		0.23	(0.27)	(0.09)	(0.10)	0.15
Total from investment operations	$0.55		$0.44	$(0.11)	$0.08	$0.09	$0.32

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.21)	$(0.16)	$(0.20)	$(0.22)	$(0.21)
From net realized gain	—		—	—	—	(0.04)	(0.04)
Total distributions declared to shareholders	$(0.11)		$(0.21)	$(0.16)	$(0.20)	$(0.26)	$(0.25)
Net asset value, end of period (x)	$11.08		$10.64	$10.41	$10.68	$10.80	$10.97
Total return (%) (r)(s)(t)(x)	5.22	(n)	4.28	(1.02)	0.72	0.86	2.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.62	1.71	1.75	1.74	1.74
Expenses after expense reductions (f)	1.56	(a)	1.59	1.64	1.64	1.64	1.67
Net investment income (loss)	1.92	(a)	1.99	1.45	1.59	1.73	1.56
Portfolio turnover	45	(n)	60	27	40	53	72
Net assets at end of period (000 omitted)	$3,698		$3,298	$3,210	$3,843	$3,283	$2,933

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

41

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $2,986,877. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

42

Notes to Financial Statements (unaudited) – continued

subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the

43

Notes to Financial Statements (unaudited) – continued

security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,243,838,705	$—	$1,243,838,705
Non-U.S. Sovereign Debt	—	71,254,887	—	71,254,887
Municipal Bonds	—	131,501,780	—	131,501,780
U.S. Corporate Bonds	—	2,111,551,874	—	2,111,551,874
Residential Mortgage-Backed Securities	—	1,601,655,673	—	1,601,655,673
Commercial Mortgage-Backed Securities	—	743,194,667	—	743,194,667
Asset-Backed Securities (including CDOs)	—	459,963,064	—	459,963,064
Foreign Bonds	—	493,816,669	—	493,816,669
Mutual Funds	273,974,011	—	—	273,974,011
Total	$273,974,011	$6,856,777,319	$—	$7,130,751,330

Other Financial Instruments
Futures Contracts – Assets	$3,804,411	$—	$—	$3,804,411
Futures Contracts – Liabilities	(7,882,489)	—	—	(7,882,489)
For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement

44

Notes to Financial Statements (unaudited) – continued

purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$3,804,411	$(7,882,489)
Credit	Purchased Credit Options	613,543	—
Total		$4,417,954	$(7,882,489)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

45

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(3,969,816)	$—	$(972,720)
Foreign Exchange	—	1,817,391	—
Credit	—	—	(1,017,045)
Total	$(3,969,816)	$1,817,391	$(1,989,765)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(2,671,032)	$—
Credit	—	(729,617)
Total	$(2,671,032)	$(729,617)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party

46

Notes to Financial Statements (unaudited) – continued

to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

47

Notes to Financial Statements (unaudited) – continued

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

TBA Dollar Roll Transactions – The fund enters into TBA dollar roll transactions in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. TBA dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

48

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

49

Notes to Financial Statements (unaudited) – continued

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

50

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/19
Ordinary income (including any short-term capital gains)	$163,952,098

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/19

Cost of investments	$6,846,842,129
Gross appreciation	292,793,404

Gross depreciation	(8,884,203)
Net unrealized appreciation (depreciation)	$283,909,201

As of 4/30/19

Undistributed ordinary income	22,573,345
Capital loss carryforwards	(92,673,394)
Other temporary differences	(15,737,961)
Net unrealized appreciation (depreciation)	35,316,628

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(34,155,343)
Long-Term	(58,518,051)
Total	$(92,673,394)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and

51

Notes to Financial Statements (unaudited) – continued

Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 10/31/19	Year ended 4/30/19
Class A	$31,449,948	$52,631,458
Class B	151,461	334,230
Class C	987,084	1,899,977
Class I	22,039,594	35,254,797
Class R1	22,799	32,894
Class R2	445,270	1,001,120
Class R3	753,185	1,773,830
Class R4	1,956,583	3,253,984
Class R6	37,926,775	67,445,830
Class 529A	154,097	257,546
Class 529B	2,486	5,004
Class 529C	37,962	61,428
Total	$95,927,244	$163,952,098

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2019, this management fee reduction amounted to $300,007, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2019 was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.68%	1.43%	1.53%	0.53%	1.53%	1.03%	0.78%	0.53%	0.42%	0.73%	1.58%	1.58%

52

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2020. For the six months ended October 31, 2019, this reduction amounted to $323,618, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $117,198 and $642 for the six months ended October 31, 2019, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$2,666,364
Class B	0.75%	0.25%	1.00%	0.90%	67,987
Class C	0.75%	0.25%	1.00%	1.00%	465,050
Class R1	0.75%	0.25%	1.00%	1.00%	10,745
Class R2	0.25%	0.25%	0.50%	0.50%	85,183
Class R3	—	0.25%	0.25%	0.25%	65,952
Class 529A	—	0.25%	0.25%	0.13%	13,163
Class 529B	0.75%	0.25%	1.00%	1.00%	1,198
Class 529C	0.75%	0.25%	1.00%	0.99%	18,320
Total Distribution and Service Fees					$3,393,962

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2019 based on each class’s average daily net assets. 0.10% of the Class A, Class B, and Class 529A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2019, this waiver amounted to $1,066,538, $6,811, and $5,265 for Class A, Class B, and Class 529A, respectively, and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2020. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2019, this rebate amounted to $39, $49, $1,317, $2, and $174 for Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

53

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2019, were as follows:

Amount
Class A	$22,779
Class B	3,503
Class C	5,712
Class 529B	468
Class 529C	41

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2019, were as follows:

Fee
Class 529A	$2,632
Class 529B	60
Class 529C	918
Total Program Manager Fees	$3,610

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2019, the fee was $61,504, which equated to 0.0020% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,834,729.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2019 was equivalent to an annual effective rate of 0.0092% of the fund’s average daily net assets.

54

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended October 31, 2019, the fee paid by the fund under this agreement was $3,535 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On August 16, 2018, MFS redeemed 51 shares each of Class I for an aggregate amount of $534.

(4) Portfolio Securities

For the six months ended October 31, 2019, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,914,146,246	$1,352,060,362
Non-U.S. Government securities	$1,694,357,803	$1,403,255,265

55

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	43,168,040	$471,191,663	62,547,476	$649,700,434
Class B	88,208	961,550	142,193	1,473,742
Class C	1,433,552	15,676,591	1,765,617	18,342,493
Class I	41,409,606	452,689,327	57,638,108	599,453,720
Class R1	37,657	410,753	96,274	992,625
Class R2	236,498	2,580,470	595,564	6,178,876
Class R3	807,993	8,857,671	1,284,443	13,371,184
Class R4	1,676,888	18,257,700	3,946,020	40,890,242
Class R6	23,750,940	259,244,498	37,737,307	392,609,825
Class 529A	155,551	1,697,046	202,732	2,100,566
Class 529B	1,335	14,453	5,447	56,758
Class 529C	64,033	696,551	104,843	1,093,617
	112,830,301	$1,232,278,273	166,066,024	$1,726,264,082

Shares issued to shareholders in reinvestment of distributions
Class A	2,509,309	$27,494,976	4,386,869	$45,603,032
Class B	12,310	134,965	28,294	294,535
Class C	76,574	839,638	154,028	1,603,622
Class I	1,327,208	14,555,875	1,956,957	20,353,538
Class R1	2,077	22,773	3,147	32,822
Class R2	39,666	434,227	92,520	960,951
Class R3	68,752	753,185	170,187	1,767,577
Class R4	157,469	1,725,934	271,196	2,822,246
Class R6	3,429,369	37,581,774	6,440,122	66,960,022
Class 529A	14,065	153,903	24,700	256,506
Class 529B	223	2,446	473	4,924
Class 529C	3,444	37,773	5,858	61,004
	7,640,466	$83,737,469	13,534,351	$140,720,779

56

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(24,077,240)	$(262,486,082)	(51,174,231)	$(530,432,009)
Class B	(239,471)	(2,620,184)	(629,557)	(6,534,288)
Class C	(1,376,524)	(15,024,889)	(3,166,606)	(32,846,585)
Class I	(15,066,241)	(164,300,734)	(56,205,246)	(581,469,305)
Class R1	(39,483)	(433,692)	(35,151)	(365,569)
Class R2	(518,830)	(5,660,087)	(1,745,622)	(18,050,212)
Class R3	(883,949)	(9,754,186)	(4,092,992)	(42,636,493)
Class R4	(1,061,803)	(11,584,443)	(3,171,712)	(32,869,528)
Class R6	(14,827,870)	(162,095,936)	(34,878,899)	(360,589,019)
Class 529A	(69,327)	(759,025)	(166,550)	(1,721,625)
Class 529B	(3,967)	(43,139)	(12,291)	(127,734)
Class 529C	(43,660)	(478,012)	(109,170)	(1,131,918)
	(58,208,365)	$(635,240,409)	(155,388,027)	$(1,608,774,285)

Net change
Class A	21,600,109	$236,200,557	15,760,114	$164,871,457
Class B	(138,953)	(1,523,669)	(459,070)	(4,766,011)
Class C	133,602	1,491,340	(1,246,961)	(12,900,470)
Class I	27,670,573	302,944,468	3,389,819	38,337,953
Class R1	251	(166)	64,270	659,878
Class R2	(242,666)	(2,645,390)	(1,057,538)	(10,910,385)
Class R3	(7,204)	(143,330)	(2,638,362)	(27,497,732)
Class R4	772,554	8,399,191	1,045,504	10,842,960
Class R6	12,352,439	134,730,336	9,298,530	98,980,828
Class 529A	100,289	1,091,924	60,882	635,447
Class 529B	(2,409)	(26,240)	(6,371)	(66,052)
Class 529C	23,817	256,312	1,531	22,703
	62,262,402	$680,775,333	24,212,348	$258,210,576

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 7%, 7%, 2%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the

57

Notes to Financial Statements (unaudited) – continued

MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2019, the fund’s commitment fee and interest expense were $15,572 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$188,958,313	$1,236,426,504	$1,151,425,758	$(14,050)	$29,002	$273,974,011

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$4,574,409	$—

58

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management

59

Board Review of Investment Advisory Agreement – continued

and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee

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Board Review of Investment Advisory Agreement – continued

reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

61

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

62

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

63

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)

(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)     Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): MFS SERIES TRUST IX

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: December 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2019

*	Print name and title of each signing officer under his or her signature.